     As filed with the Securities and Exchange Commission on April 3, 2019



                                          Registration Statement Nos. 333-152258
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 12                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 216                             [X]


                       (Check Appropriate box or boxes.)


           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                              (Name of Depositor)



                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (980) 365-7100


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581
                    (Name and Address of Agent for Service)


                                 ------------

Approximate Date of Proposed Public Offering: On April 29, 2019 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectus dated May 1, 2010 (the "Prospectus") filed in Post-Effective Amendment No. 2/Amendment No. 126 to the registration statement on Form N-4 (File Nos. 333-
152258/811-21262) filed on April 8, 2010.

This registration statement also incorporates by reference the Supplement dated May 1, 2011 to the Prospectus filed in Post-Effective Amendment No. 3/Amendment No. 138 to the registration statement on Form N-4 (File Nos. 333-
152258/811-21262) filed on April 7, 2011.

This registration statement also incorporates by reference the Supplement dated April 30, 2012 to the Prospectus filed in Post-Effective Amendment No. 4/Amendment No. 150 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 6, 2012.

This registration statement also incorporates by reference the Supplement dated April 29, 2013 to the Prospectus filed in Post-Effective Amendment No. 5/Amendment No. 158 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 5, 2013.

This registration statement also incorporates by reference the Supplement dated April 28, 2014 to the Prospectus filed in Post-Effective Amendment No. 6/Amendment No. 166 to the registration statement on Form N-4 (File Nos. 333-

152258/811-21262) filed on April 4, 2014.


This registration statement also incorporates by reference the Supplement dated May 1, 2015 to the Prospectus filed in Post-Effective Amendment No. 7/Amendment No. 178 to the registration statement on Form N-4 (File Nos. 333-

152258/811-21262) filed on April 9, 2015.


This registration statement also incorporates by reference the Supplement dated May 1, 2016 to the Prospectus filed in Post-Effective Amendment No. 8/Amendment No. 189 to the registration statement on Form N-4 (File Nos. 333-

152258/811-21262) filed on April 7, 2016.


This registration statement also incorporates by reference the Supplement dated May 1, 2017 to the Prospectus filed in Post-Effective Amendment No. 9/Amendment No. 199 to the registration statement on Form N-4 (File Nos. 333-
152258/811-21262) filed on April 6, 2017.


This registration statement also incorporates by reference the Supplement dated April 30, 2018 to the Prospectus filed in Post-Effective Amendment No. 11/Amendment No. 210 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 25, 2018.

                             PRIMELITE(SM) ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 29, 2019

                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for PrimElite(SM) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


The following information should be read in connection with the information presented on the first page of your prospectus.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
     Invesco V.I. Equity and Income Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Clarion Global Real Estate Portfolio -- Class B
     Invesco Comstock Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class E
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B MFS(R) Total Return Portfolio -- Class F
     T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Equity-Income Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Franklin Mutual Shares VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Mid Cap Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I QS Variable Conservative Growth -- Class I
     QS Variable Growth -- Class I
     QS Variable Moderate Growth -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund


IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE UNDERLYING FUNDS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL UNDERLYING FUNDS AVAILABLE UNDER YOUR CONTRACT.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 29, 2019. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 888-556-5412 or access the SEC's website (http://www.sec.gov). Please see Appendix B for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE
(as a percentage of the Purchase Payments withdrawn)


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
             0                     1                   8%
             1                     2                   7%
             2                     3                   6%
             3                     4                   5%
             4                     5                   4%
             5                     6                   3%
             6                     7                   2%
             7                     8                   1%
            8+                                         0%



VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   8%(1)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                8%
          1 years               2 years                7%
          2 years               3 years                6%
          3 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
          7 years               8 years                1%
         8 + years                                     0%

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


Mortality & Expense Risk Charge..............   1.25%(2)
Administrative Expense Charge................ 0.15%
Total Annual Separate Account Charges........ 1.40%

------------
(2)   We are waiving the following amounts of the Mortality and Expense Risk
      Charge: 0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the BlackRock Capital Appreciation Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.92% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.03% for the Subaccount investing in the Invesco Comstock Portfolio - Class B, an amount equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E, and an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Clarion Global Real Estate Portfolio - Class B.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2018 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 888-556-5412.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.30%



UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES II
 Invesco V.I. Equity and Income Fund.........    0.38%         0.25%        0.17%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund....................    0.36%         0.25%        0.02%
 American Funds Global Growth Fund...........    0.52%         0.25%        0.03%
 American Funds Global Small
  Capitalization Fund........................    0.70%         0.25%        0.04%
 American Funds Growth Fund..................    0.32%         0.25%        0.02%
 American Funds Growth-Income Fund...........    0.26%         0.25%        0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Small Cap Value Portfolio --
  Class B++..................................    0.75%         0.25%        0.03%



                                                                TOTAL       FEE WAIVER    NET TOTAL
                                                 ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                 FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES II
 Invesco V.I. Equity and Income Fund......... 0.01%            0.81%     0.01%             0.80%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund....................   --             0.63%       --              0.63%
 American Funds Global Growth Fund...........   --             0.80%       --              0.80%
 American Funds Global Small
  Capitalization Fund........................   --             0.99%       --              0.99%
 American Funds Growth Fund..................   --             0.59%       --              0.59%
 American Funds Growth-Income Fund...........   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Small Cap Value Portfolio --
  Class B++.................................. 0.08%            1.11%     0.01%             1.10%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E++................ 0.56%        0.15%            0.02%
 Clarion Global Real Estate Portfolio --
  Class B........................................ 0.61%        0.25%            0.05%
 Invesco Comstock Portfolio -- Class B........... 0.56%        0.25%            0.03%
 MFS(R) Research International Portfolio --
  Class B........................................ 0.70%        0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B++...................................... 0.66%        0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................ 0.57%        0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E++...................................... 0.33%        0.15%            0.10%
 BlackRock Capital Appreciation
  Portfolio -- Class E++......................... 0.69%        0.15%            0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E........................... 0.35%        0.15%            0.04%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B............. 0.70%        0.25%            0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D++...................................... 0.71%        0.10%            0.04%
 Jennison Growth Portfolio -- Class B++.......... 0.60%        0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........ 0.56%        0.20%            0.06%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B........................... 0.60%        0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............. 0.57%          --             0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A........... 0.47%          --             0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Equity-Income Portfolio......................... 0.44%        0.25%            0.09%
 Mid Cap Portfolio............................... 0.54%        0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................ 0.46%        0.25%            0.01%
 Franklin Mutual Shares VIP Fund................. 0.68%        0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I........................... 0.75%          --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I........................... 0.69%          --             0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++......................... 0.70%          --             0.06%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.......................... 0.70%        0.25%            0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I........................... 0.70%          --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I........................... 0.65%          --             0.07%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................ 0.75%          --             0.11%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I........................... 0.75%          --             0.08%
 QS Variable Conservative Growth --
  Class I........................................ --             --             0.14%
 QS Variable Growth -- Class I................... --             --             0.11%
 QS Variable Moderate Growth -- Class I.......... --             --           0.30%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E++................   --             0.73%     0.04%             0.69%
 Clarion Global Real Estate Portfolio --
  Class B........................................   --             0.91%     0.01%             0.90%
 Invesco Comstock Portfolio -- Class B...........   --             0.84%     0.02%             0.82%
 MFS(R) Research International Portfolio --
  Class B........................................   --             1.00%     0.10%             0.90%
 Oppenheimer Global Equity Portfolio --
  Class B++......................................   --             0.96%     0.12%             0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................   --             0.74%     0.05%             0.69%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E++......................................   --             0.58%       --              0.58%
 BlackRock Capital Appreciation
  Portfolio -- Class E++.........................   --             0.87%     0.09%             0.78%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................   --             0.54%     0.03%             0.51%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%             0.86%
 Frontier Mid Cap Growth Portfolio --
  Class D++......................................   --             0.85%     0.02%             0.83%
 Jennison Growth Portfolio -- Class B++..........   --             0.87%     0.08%             0.79%
 MFS(R) Total Return Portfolio -- Class F........   --             0.82%       --              0.82%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.87%     0.05%             0.82%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............   --             0.60%     0.06%             0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.50%     0.03%             0.47%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Equity-Income Portfolio.........................   --             0.78%       --              0.78%
 Mid Cap Portfolio...............................   --             0.87%       --              0.87%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................ 0.02%            0.74%     0.02%             0.72%
 Franklin Mutual Shares VIP Fund................. 0.01%            0.97%       --              0.97%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --             0.79%       --              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --             0.73%       --              0.73%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................   --             0.76%       --              0.76%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................   --             1.01%       --              1.01%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I...........................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --             0.72%       --              0.72%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................   --             0.86%     0.01%             0.85%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I...........................   --             0.83%       --              0.83%
 QS Variable Conservative Growth --
  Class I........................................ 0.57%            0.71%       --              0.71%
 QS Variable Growth -- Class I................... 0.72%            0.83%       --              0.83%
 QS Variable Moderate Growth -- Class I.......... 0.63%            0.93%     0.10%             0.83%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........    0.45%       --             0.12%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..........    0.65%     0.25%            0.08%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................    0.65%       --           0.65%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........      --          0.57%     0.03%             0.54%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..........      --          0.98%       --              0.98%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................      --          1.30%     0.41%             0.89%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 888-556-5412 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                      INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ------------------------------------- --------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES II
Invesco V.I. Equity and Income Fund     Seeks both capital appreciation and   Invesco Advisers, Inc.
                                        current income.
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Bond Fund                Seeks as high a level of current      Capital Research and Management
                                        income as is consistent with the      CompanySM
                                        preservation of capital.
American Funds Global Growth Fund       Seeks long-term growth of capital.    Capital Research and Management
                                                                              CompanySM
American Funds Global Small             Seeks long-term growth of capital.    Capital Research and Management
 Capitalization Fund                                                          CompanySM

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
American Funds Growth Fund                 Seeks growth of capital.                 Capital Research and Management
                                                                                    CompanySM
American Funds Growth-Income               Seeks long-term growth of capital and    Capital Research and Management
 Fund                                      income.                                  CompanySM
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Small Cap Value                Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                             Subadvisers: Delaware Investments
                                                                                    Fund Advisers; Wells Capital
                                                                                    Management Incorporated
Brighthouse/Wellington Large Cap           Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E++                                                    Subadviser: Wellington Management
                                                                                    Company LLP
Clarion Global Real Estate                 Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                           both capital appreciation and current    LLC
                                           income.
Invesco Comstock Portfolio --              Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
 Class B                                                                            Subadviser: Invesco Advisers, Inc.
MFS(R) Research International              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Massachusetts Financial
                                                                                    Services Company
Oppenheimer Global Equity                  Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                      by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class E++                                 primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D++                                                                          Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Class B++                                                                          Subadviser: Jennison Associates LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company

           UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- --------------------------------------
T. Rowe Price Large Cap Growth        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
Western Asset Management Strategic    Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --      consistent with preservation of           Subadviser: Western Asset
 Class A                              capital.                                  Management Company
Western Asset Management              Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --         consistent with preservation of capital   Subadviser: Western Asset
 Class A                              and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Equity-Income Portfolio               Seeks reasonable income. The fund         Fidelity Management & Research
                                      will also consider the potential for      Company
                                      capital appreciation. The fund's goal     Subadviser: FMR Co., Inc.
                                      is to achieve a yield which exceeds
                                      the composite yield on the securities
                                      comprising the S&P 500(R) Index.
Mid Cap Portfolio                     Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund              Seeks to maximize income while            Franklin Advisers, Inc.
                                      maintaining prospects for capital
                                      appreciation.
Franklin Mutual Shares VIP Fund       Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
                                      income as a secondary goal.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive       Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation     Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                           LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend         Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++      dividend income and long-term             LLC
                                      capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend         Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II       dividend income and long-term             LLC
                                      capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap        Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital as      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   its primary objective. Current income     LLC
                                        is a secondary objective.                 Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Mid Cap            Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
QS Variable Conservative Growth --      Seeks a balance of growth of capital      Legg Mason Partners Fund Advisor,
 Class I                                and income.                               LLC
                                                                                  Subadviser: QS Investors, LLC
QS Variable Growth -- Class I           Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
                                                                                  LLC
                                                                                  Subadviser: QS Investors, LLC
QS Variable Moderate Growth --          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Class I                                                                          LLC
                                                                                  Subadviser: QS Investors, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment        LLC
                                        management and liquidity needs, by        Subadvisers: Western Asset
                                        investing to obtain a dollar weighted     Management Company; Western
                                        average effective duration within 30%     Asset Management Company
                                        of the average duration of the            Limited; Western Asset Management
                                        domestic bond market as a whole.          Company Ltd.; Western Asset
                                                                                  Management Company Pte Ltd.
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio     Seeks capital appreciation by             Amundi Pioneer Asset Management,
                                        investing in a diversified portfolio of   Inc.
                                        securities consisting primarily of
                                        common stocks.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive       Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                          retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS.We monitor transfer activity in the following "Monitored Funds" for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series(R) available under your Contract.


American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     MFS(R) Research International Portfolio
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Generally, You must begin receiving Required Minimum Distribution ("RMD") amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:

(a) the calendar year in which You reach age 70 1/2, or

(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 70 1/2 even if You have not retired, taking your first distribution no later than by April 1 of the year after You reach age 70 1/2.

If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. . RMD amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the Required Beginning Date.

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2, if your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.

Regardless of whether You die before or after your Required Beginning Date, the following will be applicable:

RMDs are required to be distributed from a Roth IRA after your death; and

If Your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own..

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 in 2019, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $56,000 or 25% of pay for each participant in 2019.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59 1/2, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.



TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;

   o Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit plan.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth

Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.



                               OTHER INFORMATION
--------------------------------------------------------------------------------

PrimElite II(SM) is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.



THE INSURANCE COMPANY

Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is an indirectly wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Variable Funding Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.



FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
   FORMERLY METLIFE OF CT SEPARATE ACCOUNT PF/PF II FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.



                             PRIMELITE -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Equity and Income Subaccount (Series II) (5/03)................. 2018   2.636
                                                                               2017   2.413
                                                                               2016   2.131
                                                                               2015   2.218
                                                                               2014   2.068
                                                                               2013   1.679
                                                                               2012   1.515
                                                                               2011   1.557
                                                                               2010   1.409
                                                                               2009   1.167
 Invesco V.I. Growth and Income Subaccount (Series II) (9/00)................. 2014   1.873
                                                                               2013   1.420
                                                                               2012   1.260
                                                                               2011   1.307
                                                                               2010   1.181
                                                                               2009   0.965
American Funds Insurance Series(R)
 American Funds Bond Subaccount (Class 2) (4/08).............................. 2018   1.846
                                                                               2017   1.806
                                                                               2016   1.779
                                                                               2015   1.799
                                                                               2014   1.733
                                                                               2013   1.796
                                                                               2012   1.728
                                                                               2011   1.652
                                                                               2010   1.574
                                                                               2009   1.417
 American Funds Global Growth Subaccount (Class 2) (4/08)..................... 2018   3.901
                                                                               2017   3.009
                                                                               2016   3.032
                                                                               2015   2.876
                                                                               2014   2.850
                                                                               2013   2.237
                                                                               2012   1.851
                                                                               2011   2.061
                                                                               2010   1.870
                                                                               2009   1.333
 American Funds Global Small Capitalization Subaccount (Class 2) (4/08)....... 2018   4.548
                                                                               2017   3.663
                                                                               2016   3.639
                                                                               2015   3.680
                                                                               2014   3.655
                                                                               2013   2.889
                                                                               2012   2.479
                                                                               2011   3.110
                                                                               2010   2.576
                                                                               2009   1.620



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Equity and Income Subaccount (Series II) (5/03)................. 2.346               1,984,121
                                                                               2.636               2,212,148
                                                                               2.413               2,680,168
                                                                               2.131               3,196,831
                                                                               2.218               3,551,510
                                                                               2.068               4,131,454
                                                                               1.679               5,078,889
                                                                               1.515               6,112,288
                                                                               1.557               8,326,112
                                                                               1.409              10,410,741
 Invesco V.I. Growth and Income Subaccount (Series II) (9/00)................. 1.885                      --
                                                                               1.873              10,852,948
                                                                               1.420              13,016,440
                                                                               1.260              16,161,101
                                                                               1.307              21,378,328
                                                                               1.181              27,795,551
American Funds Insurance Series(R)
 American Funds Bond Subaccount (Class 2) (4/08).............................. 1.807                 657,192
                                                                               1.846                 692,461
                                                                               1.806                 905,033
                                                                               1.779                 994,471
                                                                               1.799               1,164,235
                                                                               1.733               1,189,961
                                                                               1.796               1,443,810
                                                                               1.728               1,596,994
                                                                               1.652               1,307,008
                                                                               1.574               1,110,550
 American Funds Global Growth Subaccount (Class 2) (4/08)..................... 3.498                 290,852
                                                                               3.901                 304,682
                                                                               3.009                 399,328
                                                                               3.032                 437,152
                                                                               2.876                 419,712
                                                                               2.850                 475,189
                                                                               2.237                 572,167
                                                                               1.851                 750,716
                                                                               2.061                 927,340
                                                                               1.870                 859,359
 American Funds Global Small Capitalization Subaccount (Class 2) (4/08)....... 4.011                  59,180
                                                                               4.548                  70,481
                                                                               3.663                 112,470
                                                                               3.639                 133,195
                                                                               3.680                 197,556
                                                                               3.655                 237,299
                                                                               2.889                 254,365
                                                                               2.479                 393,547
                                                                               3.110                 532,061
                                                                               2.576                 383,766

                         PRIMELITE -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 American Funds Growth Subaccount (Class 2) (4/08)................................. 2018   3.681
                                                                                    2017   2.910
                                                                                    2016   2.695
                                                                                    2015   2.558
                                                                                    2014   2.390
                                                                                    2013   1.863
                                                                                    2012   1.603
                                                                                    2011   1.698
                                                                                    2010   1.451
                                                                                    2009   1.055
 American Funds Growth-Income Subaccount (Class 2) (4/08).......................... 2018   3.121
                                                                                    2017   2.586
                                                                                    2016   2.352
                                                                                    2015   2.351
                                                                                    2014   2.155
                                                                                    2013   1.637
                                                                                    2012   1.413
                                                                                    2011   1.460
                                                                                    2010   1.328
                                                                                    2009   1.026
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class B) (5/10)...................... 2013   1.082
                                                                                    2012   0.898
                                                                                    2011   0.978
                                                                                    2010   0.933
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)..................... 2018   3.481
                                                                                    2017   3.160
                                                                                    2016   2.442
                                                                                    2015   2.618
                                                                                    2014   2.610
                                                                                    2013   1.998
                                                                                    2012   1.718
                                                                                    2011   1.914
                                                                                    2010   1.619
                                                                                    2009   1.298
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............ 2009   0.845
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.019
                                                                                    2017   1.679
                                                                                    2016   1.572
                                                                                    2015   1.527
                                                                                    2014   1.363
                                                                                    2013   1.030
                                                                                    2012   0.920
                                                                                    2011   0.931
                                                                                    2010   0.839
                                                                                    2009   0.714
 BHFTI Clarion Global Real Estate Subaccount (Class B) (4/14)...................... 2018   1.967
                                                                                    2017   1.801
                                                                                    2016   1.811
                                                                                    2015   1.862
                                                                                    2014   1.752
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2018   2.751
                                                                                    2017   2.364
                                                                                    2016   2.044
                                                                                    2015   2.204
                                                                                    2014   2.045
                                                                                    2013   1.532
                                                                                    2012   1.311
                                                                                    2011   1.349
                                                                                    2010   1.191
                                                                                    2009   0.953
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...................... 2016   1.986
                                                                                    2015   2.053
                                                                                    2014   1.980
                                                                                    2013   1.857
                                                                                    2012   1.663
                                                                                    2011   1.609
                                                                                    2010   1.442
                                                                                    2009   1.066



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 American Funds Growth Subaccount (Class 2) (4/08)................................. 3.621                 502,154
                                                                                    3.681                 522,917
                                                                                    2.910                 622,191
                                                                                    2.695                 708,570
                                                                                    2.558                 898,378
                                                                                    2.390               1,109,391
                                                                                    1.863               1,179,333
                                                                                    1.603               1,536,169
                                                                                    1.698               1,531,089
                                                                                    1.451               1,419,563
 American Funds Growth-Income Subaccount (Class 2) (4/08).......................... 3.023                 294,012
                                                                                    3.121                 293,939
                                                                                    2.586                 349,807
                                                                                    2.352                 369,889
                                                                                    2.351                 473,173
                                                                                    2.155                 594,714
                                                                                    1.637                 601,450
                                                                                    1.413                 819,423
                                                                                    1.460                 790,411
                                                                                    1.328                 804,338
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class B) (5/10)...................... 1.151                      --
                                                                                    1.082               2,243,900
                                                                                    0.898               2,581,236
                                                                                    0.978                 493,590
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)..................... 2.910                 124,473
                                                                                    3.481                 147,917
                                                                                    3.160                 191,478
                                                                                    2.442                 234,574
                                                                                    2.618                 308,331
                                                                                    2.610                 350,812
                                                                                    1.998                 468,544
                                                                                    1.718                 566,959
                                                                                    1.914                 830,128
                                                                                    1.619               1,133,524
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............ 0.804                      --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 1.866               8,493,328
                                                                                    2.019               9,325,209
                                                                                    1.679              10,249,829
                                                                                    1.572              11,689,752
                                                                                    1.527              13,357,824
                                                                                    1.363              15,628,909
                                                                                    1.030              18,419,815
                                                                                    0.920              22,207,018
                                                                                    0.931              27,200,549
                                                                                    0.839              32,496,370
 BHFTI Clarion Global Real Estate Subaccount (Class B) (4/14)...................... 1.772                 531,638
                                                                                    1.967                 604,166
                                                                                    1.801                 697,053
                                                                                    1.811                 956,577
                                                                                    1.862               1,073,415
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2.383               1,801,709
                                                                                    2.751               2,021,228
                                                                                    2.364               2,382,082
                                                                                    2.044               2,750,662
                                                                                    2.204               3,005,635
                                                                                    2.045               1,883,040
                                                                                    1.532               2,502,811
                                                                                    1.311               3,036,603
                                                                                    1.349               3,988,999
                                                                                    1.191               4,860,142
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...................... 2.048                      --
                                                                                    1.986                 464,997
                                                                                    2.053                 578,824
                                                                                    1.980                 654,966
                                                                                    1.857                 713,779
                                                                                    1.663                 883,205
                                                                                    1.609               1,211,073
                                                                                    1.442               1,528,932

PRIMELITE -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)                           UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07).......... 2018   2.259           1.916               4,046,438
                                                                           2017   1.788           2.259               4,425,469
                                                                           2016   1.829           1.788               4,990,031
                                                                           2015   1.888           1.829               5,495,037
                                                                           2014   2.058           1.888               6,168,966
                                                                           2013   1.750           2.058               6,961,589
                                                                           2012   1.521           1.750               8,267,232
                                                                           2011   1.727           1.521              10,243,266
                                                                           2010   1.572           1.727               1,846,627
                                                                           2009   1.212           1.572               2,503,505
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)....... 2012   0.901           1.014                      --
                                                                           2011   0.927           0.901                 862,935
                                                                           2010   0.859           0.927               1,178,645
                                                                           2009   0.606           0.859               1,300,952
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/13).............. 2018   1.600           1.370                 809,640
                                                                           2017   1.186           1.600               1,019,191
                                                                           2016   1.200           1.186               1,219,995
                                                                           2015   1.171           1.200               1,346,162
                                                                           2014   1.163           1.171               1,540,058
                                                                           2013   1.015           1.163               1,898,470
 BHFTI Pioneer Fund Subaccount (Class B) (5/09)........................... 2016   1.302           1.310                      --
                                                                           2015   1.324           1.302                  89,014
                                                                           2014   1.210           1.324                 100,039
                                                                           2013   0.925           1.210                 111,507
                                                                           2012   0.850           0.925                 116,388
                                                                           2011   0.906           0.850                 131,075
                                                                           2010   0.792           0.906                  77,167
                                                                           2009   0.646           0.792                  57,902
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.747           1.792                      --
                                                                           2015   1.795           1.747               2,909,221
                                                                           2014   1.741           1.795               3,511,290
                                                                           2013   1.739           1.741               3,877,179
                                                                           2012   1.580           1.739               4,324,898
                                                                           2011   1.546           1.580               4,883,235
                                                                           2010   1.397           1.546               5,516,928
                                                                           2009   1.065           1.397               6,407,167
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2014   1.354           1.383                      --
                                                                           2013   1.026           1.354                 402,353
                                                                           2012   0.882           1.026                 513,256
                                                                           2011   0.932           0.882                 604,479
                                                                           2010   0.808           0.932                 711,491
                                                                           2009   0.692           0.808                 801,547
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   1.903           1.706              11,535,962
                                                                           2017   1.648           1.903              12,787,294
                                                                           2016   1.440           1.648              14,183,770
                                                                           2015   1.513           1.440              16,326,413
                                                                           2014   1.385           1.513              18,825,459
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class E) (4/06)................. 2018   1.406           1.379                 197,805
                                                                           2017   1.372           1.406                 248,967
                                                                           2016   1.351           1.372                 338,458
                                                                           2015   1.364           1.351                 397,576
                                                                           2014   1.294           1.364                 461,750
                                                                           2013   1.324           1.294                 536,258
                                                                           2012   1.250           1.324                 707,531
                                                                           2011   1.192           1.250                 943,649
                                                                           2010   1.117           1.192               1,366,006
                                                                           2009   1.036           1.117               1,439,722
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2018   2.388           2.408                   7,101
                                                                           2017   1.811           2.388                   7,469
                                                                           2016   1.837           1.811                   7,991
                                                                           2015   1.756           1.837                   8,363
                                                                           2014   1.637           1.756                   8,737
                                                                           2013   1.239           1.637                  12,197
                                                                           2012   1.100           1.239                  20,487
                                                                           2011   1.227           1.100                  23,880
                                                                           2010   1.040           1.227                  24,945
                                                                           2009   0.826           1.040                  25,855

                        PRIMELITE -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)............. 2018    1.081
                                                                                 2017    1.089
                                                                                 2016    1.102
                                                                                 2015    1.117
                                                                                 2014    1.133
                                                                                 2013    1.149
                                                                                 2012    1.165
                                                                                 2011    1.182
                                                                                 2010    1.193
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/11)......................................................................... 2018    1.902
                                                                                 2017    1.624
                                                                                 2016    1.538
                                                                                 2015    1.527
                                                                                 2014    1.403
                                                                                 2013    1.067
                                                                                 2012    0.961
                                                                                 2011    1.085
 BHFTII Capital Guardian U.S. Equity Subaccount (Class B) (4/07)................ 2009    0.636
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2018    2.205
                                                                                 2017    1.786
                                                                                 2016    1.721
                                                                                 2015    1.698
                                                                                 2014    1.550
                                                                                 2013    1.185
                                                                                 2012    1.084
                                                                                 2011    1.135
                                                                                 2010    0.999
                                                                                 2009    0.679
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 2018    1.275
                                                                                 2017    0.944
                                                                                 2016    0.958
                                                                                 2015    0.879
                                                                                 2014    0.820
                                                                                 2013    0.608
                                                                                 2012    0.534
                                                                                 2011    0.540
                                                                                 2010    0.492
                                                                                 2009    0.357
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)......................... 2018    2.478
                                                                                 2017    2.239
                                                                                 2016    2.083
                                                                                 2015    2.120
                                                                                 2014    1.983
                                                                                 2013    1.693
                                                                                 2012    1.542
                                                                                 2011    1.530
                                                                                 2010    1.412
                                                                                 2009    1.210
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).............. 2018    2.569
                                                                                 2017    1.952
                                                                                 2016    1.950
                                                                                 2015    1.789
                                                                                 2014    1.667
                                                                                 2013    1.218
                                                                                 2012    1.041
                                                                                 2011    1.070
                                                                                 2010    0.930
                                                                                 2009    0.659
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16)............................................................... 2018   34.982
                                                                                 2017   32.777
                                                                                 2016   31.570



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10).............  1.084              3,963,422
                                                                                  1.081              5,116,135
                                                                                  1.089              5,983,143
                                                                                  1.102              6,691,212
                                                                                  1.117              7,861,804
                                                                                  1.133              9,099,047
                                                                                  1.149             11,255,690
                                                                                  1.165             15,040,724
                                                                                  1.182             17,413,446
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/11).........................................................................  1.869                263,005
                                                                                  1.902                298,953
                                                                                  1.624                319,626
                                                                                  1.538                 29,889
                                                                                  1.527                 44,858
                                                                                  1.403                 56,907
                                                                                  1.067                121,043
                                                                                  0.961                197,230
 BHFTII Capital Guardian U.S. Equity Subaccount (Class B) (4/07)................  0.629                     --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).....................  2.048              8,974,709
                                                                                  2.205              9,856,634
                                                                                  1.786             10,928,103
                                                                                  1.721             12,517,300
                                                                                  1.698             14,316,283
                                                                                  1.550             16,538,114
                                                                                  1.185             19,312,119
                                                                                  1.084             23,160,518
                                                                                  1.135             27,976,596
                                                                                  0.999             32,961,349
 BHFTII Jennison Growth Subaccount (Class B) (4/08).............................  1.258             12,105,192
                                                                                  1.275             13,382,041
                                                                                  0.944             15,085,608
                                                                                  0.958             17,401,444
                                                                                  0.879             20,677,445
                                                                                  0.820             23,965,190
                                                                                  0.608             28,397,109
                                                                                  0.534             32,773,268
                                                                                  0.540             40,704,917
                                                                                  0.492             49,469,051
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06).........................  2.302              9,820,411
                                                                                  2.478             11,013,032
                                                                                  2.239             12,293,714
                                                                                  2.083             13,729,370
                                                                                  2.120             15,484,409
                                                                                  1.983             17,697,315
                                                                                  1.693             20,990,448
                                                                                  1.542             25,809,784
                                                                                  1.530             32,648,581
                                                                                  1.412             40,128,628
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)..............  2.504                312,150
                                                                                  2.569                323,058
                                                                                  1.952                378,999
                                                                                  1.950                428,882
                                                                                  1.789                372,245
                                                                                  1.667                392,437
                                                                                  1.218                465,167
                                                                                  1.041                536,411
                                                                                  1.070                625,067
                                                                                  0.930                846,967
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16)............................................................... 33.183                121,922
                                                                                 34.982                138,366
                                                                                 32.777                168,061

                         PRIMELITE -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2018   1.168
                                                                                    2017   1.161
                                                                                    2016   1.160
                                                                                    2015   1.168
                                                                                    2014   1.150
                                                                                    2013   1.174
                                                                                    2012   1.150
                                                                                    2011   1.103
                                                                                    2010   1.056
                                                                                    2009   1.025
Fidelity(R) Variable Insurance Products
 Fidelity VIP Equity-Income Subaccount (Service Class 2) (1/02).................... 2018   2.420
                                                                                    2017   2.179
                                                                                    2016   1.877
                                                                                    2015   1.988
                                                                                    2014   1.858
                                                                                    2013   1.474
                                                                                    2012   1.277
                                                                                    2011   1.287
                                                                                    2010   1.136
                                                                                    2009   0.887
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (1/02).......................... 2018   4.194
                                                                                    2017   3.528
                                                                                    2016   3.197
                                                                                    2015   3.295
                                                                                    2014   3.152
                                                                                    2013   2.352
                                                                                    2012   2.083
                                                                                    2011   2.369
                                                                                    2010   1.868
                                                                                    2009   1.356
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (4/08)............................ 2018   6.906
                                                                                    2017   6.386
                                                                                    2016   5.679
                                                                                    2015   6.197
                                                                                    2014   6.007
                                                                                    2013   5.346
                                                                                    2012   4.813
                                                                                    2011   4.767
                                                                                    2010   4.290
                                                                                    2009   3.209
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (1/02)..................... 2018   2.333
                                                                                    2017   2.183
                                                                                    2016   1.908
                                                                                    2015   2.035
                                                                                    2014   1.927
                                                                                    2013   1.523
                                                                                    2012   1.352
                                                                                    2011   1.386
                                                                                    2010   1.264
                                                                                    2009   1.017
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (1/02).................... 2011   1.377
                                                                                    2010   1.301
                                                                                    2009   1.006
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (2/04)...................... 2010   0.878
                                                                                    2009   0.736
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)......... 2018   2.380
                                                                                    2017   2.075
                                                                                    2016   2.080
                                                                                    2015   2.146
                                                                                    2014   1.808
                                                                                    2013   1.241
                                                                                    2012   1.060
                                                                                    2011   1.049
                                                                                    2010   0.851
                                                                                    2009   0.641



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 1.165                3,345,926
                                                                                    1.168                3,826,179
                                                                                    1.161                4,237,328
                                                                                    1.160                4,213,811
                                                                                    1.168                5,198,173
                                                                                    1.150                5,860,485
                                                                                    1.174                7,167,281
                                                                                    1.150                7,917,289
                                                                                    1.103                9,650,508
                                                                                    1.056               11,719,225
Fidelity(R) Variable Insurance Products
 Fidelity VIP Equity-Income Subaccount (Service Class 2) (1/02).................... 2.183                  421,757
                                                                                    2.420                  442,185
                                                                                    2.179                  491,385
                                                                                    1.877                  561,329
                                                                                    1.988                  616,757
                                                                                    1.858                  751,885
                                                                                    1.474                  872,756
                                                                                    1.277                  971,815
                                                                                    1.287                1,207,872
                                                                                    1.136                1,581,375
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (1/02).......................... 3.524                  723,900
                                                                                    4.194                  926,178
                                                                                    3.528                1,068,376
                                                                                    3.197                1,277,494
                                                                                    3.295                1,495,524
                                                                                    3.152                1,678,038
                                                                                    2.352                2,059,080
                                                                                    2.083                2,714,832
                                                                                    2.369                3,491,885
                                                                                    1.868                4,287,049
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (4/08)............................ 6.517                  358,288
                                                                                    6.906                  373,303
                                                                                    6.386                  380,783
                                                                                    5.679                  444,625
                                                                                    6.197                  491,211
                                                                                    6.007                  523,597
                                                                                    5.346                  577,163
                                                                                    4.813                  563,384
                                                                                    4.767                  564,913
                                                                                    4.290                  442,434
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (1/02)..................... 2.092                  996,040
                                                                                    2.333                1,135,683
                                                                                    2.183                1,241,842
                                                                                    1.908                1,392,785
                                                                                    2.035                1,525,391
                                                                                    1.927                1,666,867
                                                                                    1.523                2,191,081
                                                                                    1.352                2,623,659
                                                                                    1.386                3,459,223
                                                                                    1.264                4,496,552
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (1/02).................... 1.537                       --
                                                                                    1.377                2,163,588
                                                                                    1.301                3,005,134
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (2/04)...................... 0.930                       --
                                                                                    0.878                  552,407
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)......... 2.151               24,803,248
                                                                                    2.380               27,357,714
                                                                                    2.075               29,840,075
                                                                                    2.080               33,337,064
                                                                                    2.146               37,353,336
                                                                                    1.808               44,411,235
                                                                                    1.241               54,098,687
                                                                                    1.060               66,325,439
                                                                                    1.049               87,485,853
                                                                                    0.851              111,036,387

                         PRIMELITE -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)............ 2014   1.553
                                                                                   2013   1.191
                                                                                   2012   1.051
                                                                                   2011   1.136
                                                                                   2010   0.988
                                                                                   2009   0.775
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (7/98)............. 2018   2.762
                                                                                   2017   2.343
                                                                                   2016   2.165
                                                                                   2015   2.161
                                                                                   2014   1.974
                                                                                   2013   1.540
                                                                                   2012   1.347
                                                                                   2011   1.331
                                                                                   2010   1.199
                                                                                   2009   0.995
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.815
 LMPVET ClearBridge Variable Capital Subaccount (2/04)............................ 2011   1.029
                                                                                   2010   0.926
                                                                                   2009   0.669
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/00).................. 2011   0.765
                                                                                   2010   0.694
                                                                                   2009   0.576
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)........ 2018   2.243
                                                                                   2017   1.909
                                                                                   2016   1.683
                                                                                   2015   1.784
                                                                                   2014   1.592
                                                                                   2013   1.282
                                                                                   2012   1.138
                                                                                   2011   1.157
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (2/04)....... 2018   2.072
                                                                                   2017   1.765
                                                                                   2016   1.560
                                                                                   2015   1.655
                                                                                   2014   1.479
                                                                                   2013   1.193
                                                                                   2012   1.061
                                                                                   2011   0.999
                                                                                   2010   0.904
                                                                                   2009   0.747
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)......... 2018   2.545
                                                                                   2017   2.052
                                                                                   2016   1.938
                                                                                   2015   1.790
                                                                                   2014   1.592
                                                                                   2013   1.171
                                                                                   2012   0.987
                                                                                   2011   1.008
                                                                                   2010   0.930
                                                                                   2009   0.663
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/07).......... 2018   2.134
                                                                                   2017   1.884
                                                                                   2016   1.691
                                                                                   2015   1.766
                                                                                   2014   1.603
                                                                                   2013   1.228
                                                                                   2012   1.069
                                                                                   2011   1.033
                                                                                   2010   0.957
                                                                                   2009   0.779



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)............ 1.562                       --
                                                                                   1.553               19,845,723
                                                                                   1.191               23,981,304
                                                                                   1.051               30,584,438
                                                                                   1.136               40,250,726
                                                                                   0.988               52,464,658
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (7/98)............. 2.676               31,372,298
                                                                                   2.762               35,150,251
                                                                                   2.343               38,921,770
                                                                                   2.165               43,724,241
                                                                                   2.161               49,762,010
                                                                                   1.974               57,627,472
                                                                                   1.540               68,494,201
                                                                                   1.347               85,367,192
                                                                                   1.331              106,943,793
                                                                                   1.199              129,632,219
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 0.804                       --
 LMPVET ClearBridge Variable Capital Subaccount (2/04)............................ 1.088                       --
                                                                                   1.029                  251,562
                                                                                   0.926                  299,995
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/00).................. 0.832                       --
                                                                                   0.765               22,228,896
                                                                                   0.694               27,813,641
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)........ 2.104                4,783,900
                                                                                   2.243                5,212,853
                                                                                   1.909                5,791,103
                                                                                   1.683                6,686,761
                                                                                   1.784                7,425,064
                                                                                   1.592                8,573,894
                                                                                   1.282               10,370,652
                                                                                   1.138               12,544,647
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (2/04)....... 1.941                  745,659
                                                                                   2.072                  807,123
                                                                                   1.765                  832,480
                                                                                   1.560                  933,072
                                                                                   1.655                1,001,992
                                                                                   1.479                1,043,071
                                                                                   1.193                1,095,144
                                                                                   1.061                1,166,319
                                                                                   0.999                  965,960
                                                                                   0.904                1,433,341
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)......... 2.510                  941,979
                                                                                   2.545                1,037,177
                                                                                   2.052                1,099,593
                                                                                   1.938                1,229,343
                                                                                   1.790                1,426,191
                                                                                   1.592                1,651,912
                                                                                   1.171                2,003,453
                                                                                   0.987                2,324,117
                                                                                   1.008                3,135,331
                                                                                   0.930                3,927,312
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/07).......... 1.917               10,876,088
                                                                                   2.134               12,090,236
                                                                                   1.884               13,521,291
                                                                                   1.691               14,946,371
                                                                                   1.766               17,143,305
                                                                                   1.603               20,090,639
                                                                                   1.228               24,065,433
                                                                                   1.069               29,090,503
                                                                                   1.033               36,112,044
                                                                                   0.957               42,567,336

                        PRIMELITE -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (5/01)................ 2018   2.650
                                                                                 2017   2.382
                                                                                 2016   2.209
                                                                                 2015   2.190
                                                                                 2014   2.054
                                                                                 2013   1.516
                                                                                 2012   1.304
                                                                                 2011   1.377
                                                                                 2010   1.139
                                                                                 2009   0.850
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)....... 2018   2.987
                                                                                 2017   2.437
                                                                                 2016   2.336
                                                                                 2015   2.477
                                                                                 2014   2.414
                                                                                 2013   1.665
                                                                                 2012   1.414
                                                                                 2011   1.414
                                                                                 2010   1.145
                                                                                 2009   0.813
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (7/98)......................................................................... 2011   0.833
                                                                                 2010   0.815
                                                                                 2009   0.642
 LMPVET QS Variable Conservative Growth Subaccount (Class I) (7/98)............. 2018   2.189
                                                                                 2017   1.955
                                                                                 2016   1.845
                                                                                 2015   1.894
                                                                                 2014   1.831
                                                                                 2013   1.610
                                                                                 2012   1.443
                                                                                 2011   1.447
                                                                                 2010   1.283
                                                                                 2009   0.983
 LMPVET QS Variable Growth Subaccount (Class I) (7/98).......................... 2018   2.016
                                                                                 2017   1.713
                                                                                 2016   1.601
                                                                                 2015   1.660
                                                                                 2014   1.609
                                                                                 2013   1.289
                                                                                 2012   1.128
                                                                                 2011   1.171
                                                                                 2010   1.027
                                                                                 2009   0.786
 LMPVET QS Variable Moderate Growth Subaccount (Class I) (6/98)................. 2018   1.994
                                                                                 2017   1.732
                                                                                 2016   1.626
                                                                                 2015   1.679
                                                                                 2014   1.623
                                                                                 2013   1.351
                                                                                 2012   1.196
                                                                                 2011   1.220
                                                                                 2010   1.076
                                                                                 2009   0.821
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (7/98)........................... 2018   1.992
                                                                                 2017   1.910
                                                                                 2016   1.853
                                                                                 2015   1.856
                                                                                 2014   1.889
                                                                                 2013   1.754
                                                                                 2012   1.509
                                                                                 2011   1.494
                                                                                 2010   1.299
                                                                                 2009   0.824
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (2/04)......... 2011   1.000
                                                                                 2010   0.929
                                                                                 2009   0.802
 LMPVIT Western Asset Variable Money Market Subaccount (7/98)................... 2010   1.198
                                                                                 2009   1.212



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (5/01)................ 2.286               1,353,003
                                                                                 2.650               1,480,994
                                                                                 2.382               1,570,552
                                                                                 2.209               1,845,661
                                                                                 2.190               2,066,584
                                                                                 2.054               2,574,489
                                                                                 1.516               3,047,175
                                                                                 1.304               3,850,119
                                                                                 1.377               5,344,690
                                                                                 1.139               7,060,688
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)....... 3.046               1,310,909
                                                                                 2.987               1,464,931
                                                                                 2.437               1,606,713
                                                                                 2.336               1,843,849
                                                                                 2.477               2,060,036
                                                                                 2.414               2,299,318
                                                                                 1.665               2,665,463
                                                                                 1.414               3,234,934
                                                                                 1.414               3,989,098
                                                                                 1.145               5,189,392
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (7/98)......................................................................... 0.897                      --
                                                                                 0.833              22,456,154
                                                                                 0.815              26,536,503
 LMPVET QS Variable Conservative Growth Subaccount (Class I) (7/98)............. 2.063              11,728,770
                                                                                 2.189              13,399,627
                                                                                 1.955              15,059,597
                                                                                 1.845              17,416,855
                                                                                 1.894              20,327,300
                                                                                 1.831              23,578,622
                                                                                 1.610              28,071,204
                                                                                 1.443              34,035,943
                                                                                 1.447              41,703,530
                                                                                 1.283              51,647,471
 LMPVET QS Variable Growth Subaccount (Class I) (7/98).......................... 1.827               8,553,940
                                                                                 2.016               9,607,084
                                                                                 1.713              10,563,201
                                                                                 1.601              11,767,160
                                                                                 1.660              13,067,172
                                                                                 1.609              14,835,114
                                                                                 1.289              17,358,725
                                                                                 1.128              21,314,723
                                                                                 1.171              25,242,678
                                                                                 1.027              29,185,819
 LMPVET QS Variable Moderate Growth Subaccount (Class I) (6/98)................. 1.842              11,372,502
                                                                                 1.994              12,514,762
                                                                                 1.732              14,180,644
                                                                                 1.626              15,393,100
                                                                                 1.679              18,002,824
                                                                                 1.623              20,752,056
                                                                                 1.351              24,773,643
                                                                                 1.196              30,200,813
                                                                                 1.220              37,397,834
                                                                                 1.076              44,404,544
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (7/98)........................... 1.920               4,408,613
                                                                                 1.992               5,027,461
                                                                                 1.910               5,504,963
                                                                                 1.853               6,170,235
                                                                                 1.856               7,198,465
                                                                                 1.889               8,055,680
                                                                                 1.754               9,544,473
                                                                                 1.509              11,661,742
                                                                                 1.494              15,300,230
                                                                                 1.299              18,979,005
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (2/04)......... 0.989                      --
                                                                                 1.000                 108,567
                                                                                 0.929                 132,464
 LMPVIT Western Asset Variable Money Market Subaccount (7/98)................... 1.193                      --
                                                                                 1.198              25,340,437

                                   PRIMELITE -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
Pioneer Variable Contracts Trust
 Pioneer Fund VCT Subaccount (Class II) (1/02)....................... 2011   1.398           1.496                      --
                                                                      2010   1.225           1.398                 178,011
                                                                      2009   0.995           1.225                 260,239
 Pioneer VCT Mid Cap Value Subaccount (Class II) (1/02).............. 2018   2.950           2.341                 362,926
                                                                      2017   2.650           2.950                 404,493
                                                                      2016   2.312           2.650                 449,332
                                                                      2015   2.504           2.312                 526,358
                                                                      2014   2.212           2.504                 612,663
                                                                      2013   1.690           2.212                 826,432
                                                                      2012   1.546           1.690               1,009,123
                                                                      2011   1.665           1.546               1,237,896
                                                                      2010   1.432           1.665               1,574,332
                                                                      2009   1.160           1.432               2,016,798
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/00)........ 2014   1.201           1.294               3,380,110
                                                                      2013   1.026           1.201               3,742,650
                                                                      2012   0.940           1.026               4,423,958
                                                                      2011   0.953           0.940               5,416,182
                                                                      2010   0.862           0.953               6,716,313
                                                                      2009   0.711           0.862               8,978,480
Universal Institutional Funds, Inc.
 UIF U.S. Real Estate Subaccount (Class I) (5/05).................... 2014   1.560           1.740                      --
                                                                      2013   1.550           1.560               1,238,569
                                                                      2012   1.357           1.550               1,707,556
                                                                      2011   1.299           1.357               2,213,212
                                                                      2010   1.014           1.299               3,215,539
                                                                      2009   0.801           1.014               4,137,492
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (9/00).................. 2009   0.950           0.922                      --


Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Variable Insurance Products Fund-VIP Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, AllianceBernstein Variable Product Series Fund, Inc.-Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Government Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, The Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio - Class I was replaced by Met Investors Series Trust-Clarion Global Real Estate Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. Growth and Income Fund - Series II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class B was exchanged for Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

       VALUATION OF ASSETS

       FEDERAL TAX CONSIDERATIONS

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated April 29, 2019 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


BLIC-Book-18

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   PRIMELITE


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 29, 2019



                                      FOR


           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by Brighthouse Life Insurance Company (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

Brighthouse Life Insurance Company, Annuity Investor Services, P.O. Box 103666,

Des Moines, IA 50306-0366 or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------





























                                                                    BLIC-Book-18

                               TABLE OF CONTENTS



                                                           PAGE
                                                          -----
THE INSURANCE COMPANY....................................    2
SERVICES.................................................    2
PRINCIPAL UNDERWRITER....................................    3
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT........    3
VALUATION OF ASSETS......................................    3
   Funding Options.......................................    3
   The Contract Value....................................    3
   Accumulation Unit Value...............................    4
   Annuity Unit Value....................................    4
   Calculation Of Money Market Yield.....................    4
FEDERAL TAX CONSIDERATIONS...............................    4
   Mandatory Distributions for Qualified Plans...........    5
   Nonqualified Annuity Contracts........................    5
   Individual Retirement Annuities.......................    5
   Simple Plan IRA Form..................................    6
   Roth IRAs.............................................    6
   Qualified Pension and Profit-Sharing Plans............    6
   Section-403(b) Plans..................................    6
   Federal Income Tax Withholding........................    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............    8
CUSTODIAN................................................    8
FINANCIAL STATEMENTS.....................................    9

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Brighthouse Life Insurance Company History

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.


- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company
(MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



                                    SERVICES

BLIC maintains certain books and records of Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.

Pursuant to a transitional services agreement, MetLife Services and Solutions, LLC provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.

                             PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC ("Brighthouse Securities") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc..



               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2018........$604,739,251                    $0
 2017........$599,512,866                    $0
 2016........$568,161,672                    $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a Section 403(b) annuity or other qualified plan attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by a non-natural person (other than a trust or other entity holding the annuity as an agent for a natural person), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).


If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.


Those receiving partial distributions made before commencement of annuity payments will generally be taxed on an income first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under
Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 for 2019, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $56,000 for 2019 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $13,000 in 2019 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA be held for at least 5 years, and the distribution be made after age 591/2, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.


QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2019 is $56,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $19,000 in 2019. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon generally may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.


SECTION-403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($19,000 in 2019).

Generally distributions of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those are not allowed prior to attainment of age 591/2, severance from employment, death or disability. Salary reduction contribution may also be distributed upon financial hardship but are generally subject to penalties.


FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:


1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM OTHER QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES


There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


                                   CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account Eleven for Variable Annuities and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Subaccounts, except for the Subaccounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUBACCOUNTS                                                                                 STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF                                                               CHANGES IN
           ACCOUNT               OPERATIONS                                                                NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI MetLife Multi-       For the year ended                                                        For the years ended
  Index Targeted Risk        December 31, 2018                                                         December 31, 2018
  Subaccount                                                                                           and 2017


------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Schroders Global     For the year ended December 31, 2018 (commenced April 27, 2016 and began
  Multi-Asset Subaccount     transactions in 2018)

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom    For the year ended                                                        For the years ended
  2020 Subaccount            December 31, 2018                                                         December 31, 2018
  Fidelity(R) VIP Freedom                                                                              and 2017
  2025 Subaccount
  Fidelity(R) VIP Freedom
  2030 Subaccount
  Fidelity(R) VIP Freedom
  2040 Subaccount
  Fidelity(R) VIP Freedom
  2050 Subaccount

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP            For the year ended                                                        For the years ended
  FundsManager 60%           December 31, 2018                                                         December 31, 2018
  Subaccount                                                                                           and 2017



------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUBACCOUNTS
   COMPRISING THE SEPARATE
           ACCOUNT                 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI MetLife Multi-       For the years ended December 31,
  Index Targeted Risk        2018, 2017, 2016, 2015 and 2014
  Subaccount                 (commenced April 29, 2013 and
                             began transactions in 2014)

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Schroders Global
  Multi-Asset Subaccount

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom    For the years ended December 31,
  2020 Subaccount            2018, 2017, 2016, and the period
  Fidelity(R) VIP Freedom    from May 1, 2015
  2025 Subaccount            (commencement of operations)
  Fidelity(R) VIP Freedom    through December 31, 2015
  2030 Subaccount
  Fidelity(R) VIP Freedom
  2040 Subaccount
  Fidelity(R) VIP Freedom
  2050 Subaccount

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP            For the years ended December 31,
  FundsManager 60%           2018, 2017, 2016, 2015, and the
  Subaccount                 period from November 17, 2014
                             (commencement of operations)
                             through December 31, 2014

------------------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 2005.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                 AB VPS GLOBAL         ALGER CAPITAL        AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                                THEMATIC GROWTH        APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $           324,535   $          2,295,571   $          3,589,899   $        83,936,644
   Due from Brighthouse Life Insurance
     Company..............................                    --                     48                     --                    87
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................               324,535              2,295,619              3,589,899            83,936,731
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    --                     --                      1                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                    --                     --                      1                    --
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $           324,535   $          2,295,619   $          3,589,898   $        83,936,731
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           324,535   $          2,295,619   $          3,589,898   $        83,734,435
   Net assets from contracts in payout....                    --                     --                     --               202,296
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $           324,535   $          2,295,619   $          3,589,898   $        83,936,731
                                             ===================   ====================   ====================   ===================



 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                           AMERICAN FUNDS(R)                                                      BHFTI
                                             GLOBAL SMALL       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                            CAPITALIZATION           GROWTH             GROWTH-INCOME      BALANCED ALLOCATION
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,480,364  $       212,857,577  $        169,119,740  $         4,544,878
   Due from Brighthouse Life Insurance
     Company............................                   --                  334                   187                   --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................            1,480,364          212,857,911           169,119,927            4,544,878
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         1,480,364  $       212,857,911  $        169,119,927  $         4,544,878
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,478,282  $       212,278,093  $        168,494,761  $         4,544,878
   Net assets from contracts in payout..                2,082              579,818               625,166                   --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         1,480,364  $       212,857,911  $        169,119,927  $         4,544,878
                                          ===================  ===================  ====================  ====================



                                                  BHFTI                BHFTI                BHFTI                 BHFTI
                                            AMERICAN FUNDS(R)    AMERICAN FUNDS(R)        BLACKROCK            BRIGHTHOUSE
                                            GROWTH ALLOCATION   MODERATE ALLOCATION      HIGH YIELD       ASSET ALLOCATION 100
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,923,500  $         2,864,026  $        65,236,431  $         53,716,393
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................             3,923,500            2,864,026           65,236,431            53,716,393
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                   13                    10
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                     1                   --                   13                    10
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          3,923,499  $         2,864,026  $        65,236,418  $         53,716,383
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,923,499  $         2,864,026  $        65,167,129  $         53,716,383
   Net assets from contracts in payout..                    --                   --               69,289                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $          3,923,499  $         2,864,026  $        65,236,418  $         53,716,383
                                          ====================  ===================  ===================  ====================


                                                                      BHFTI
                                                  BHFTI           BRIGHTHOUSE/
                                               BRIGHTHOUSE      ABERDEEN EMERGING
                                             SMALL CAP VALUE     MARKETS EQUITY
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        79,425,090  $        32,510,423
   Due from Brighthouse Life Insurance
     Company............................                   32                    9
                                          -------------------  -------------------
        Total Assets....................           79,425,122           32,510,432
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                   --                   --
                                          -------------------  -------------------

NET ASSETS..............................  $        79,425,122  $        32,510,432
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        79,268,914  $        32,433,498
   Net assets from contracts in payout..              156,208               76,934
                                          -------------------  -------------------
        Total Net Assets................  $        79,425,122  $        32,510,432
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                 BHFTI                 BHFTI
                                             BRIGHTHOUSE/          BRIGHTHOUSE/              BHFTI                BHFTI
                                              EATON VANCE           WELLINGTON          CLARION GLOBAL         CLEARBRIDGE
                                             FLOATING RATE      LARGE CAP RESEARCH        REAL ESTATE       AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         3,773,446  $         33,050,445  $         46,235,971  $       414,799,269
   Due from Brighthouse Life Insurance
     Company............................                   --                     5                    12                   17
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................            3,773,446            33,050,450            46,235,983          414,799,286
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    1                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    1                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         3,773,445  $         33,050,450  $         46,235,983  $       414,799,286
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,762,646  $         32,953,487  $         46,102,314  $       413,685,043
   Net assets from contracts in payout..               10,799                96,963               133,669            1,114,243
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $         3,773,445  $         33,050,450  $         46,235,983  $       414,799,286
                                          ===================  ====================  ====================  ===================



                                                  BHFTI                                     BHFTI                 BHFTI
                                             HARRIS OAKMARK           BHFTI                INVESCO              JPMORGAN
                                              INTERNATIONAL     INVESCO COMSTOCK      SMALL CAP GROWTH       SMALL CAP VALUE
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        42,867,821  $       138,849,059  $         11,843,368  $         8,291,074
   Due from Brighthouse Life Insurance
     Company............................                   17                   10                     6                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................           42,867,838          138,849,069            11,843,374            8,291,074
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                  193
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                   --                   --                    --                  193
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        42,867,838  $       138,849,069  $         11,843,374  $         8,290,881
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        42,769,278  $       138,069,159  $         11,784,766  $         8,278,066
   Net assets from contracts in payout..               98,560              779,910                58,608               12,815
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        42,867,838  $       138,849,069  $         11,843,374  $         8,290,881
                                          ===================  ===================  ====================  ===================



                                                 BHFTI                 BHFTI
                                             LOOMIS SAYLES      METLIFE MULTI-INDEX
                                            GLOBAL MARKETS         TARGETED RISK
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       116,130,307  $            101,299
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................          116,130,307               101,299
                                          -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    4                    --
                                          -------------------  --------------------
        Total Liabilities...............                    4                    --
                                          -------------------  --------------------

NET ASSETS..............................  $       116,130,303  $            101,299
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       115,841,548  $            101,299
   Net assets from contracts in payout..              288,755                    --
                                          -------------------  --------------------
        Total Net Assets................  $       116,130,303  $            101,299
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI                BHFTI                BHFTI                BHFTI
                                              MFS(R) RESEARCH      MORGAN STANLEY         OPPENHEIMER        PIMCO INFLATION
                                               INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY       PROTECTED BOND
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        45,817,411  $         8,695,917  $       268,404,407  $        40,399,384
   Due from Brighthouse Life Insurance
     Company..............................                   --                    8                  116                    4
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           45,817,411            8,695,925          268,404,523           40,399,388
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        45,817,411  $         8,695,925  $       268,404,523  $        40,399,388
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        45,592,990  $         8,636,432  $       268,051,013  $        40,243,941
   Net assets from contracts in payout....              224,421               59,493              353,510              155,447
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        45,817,411  $         8,695,925  $       268,404,523  $        40,399,388
                                            ===================  ===================  ===================  ===================


                                                    BHFTI                BHFTI                BHFTI
                                                    PIMCO          SCHRODERS GLOBAL        SSGA GROWTH             BHFTI
                                                TOTAL RETURN          MULTI-ASSET        AND INCOME ETF       SSGA GROWTH ETF
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       144,076,270  $            46,125  $        92,348,752  $       123,572,686
   Due from Brighthouse Life Insurance
     Company..............................                   20                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          144,076,290               46,125           92,348,752          123,572,686
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                    5                    1                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                    5                    1                    1
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       144,076,290  $            46,120  $        92,348,751  $       123,572,685
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       143,286,739  $            46,120  $        92,348,751  $       123,572,685
   Net assets from contracts in payout....              789,551                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       144,076,290  $            46,120  $        92,348,751  $       123,572,685
                                            ===================  ===================  ===================  ===================


                                                   BHFTI                BHFTI
                                               T. ROWE PRICE        T. ROWE PRICE
                                              LARGE CAP VALUE      MID CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       299,862,322  $         1,275,412
   Due from Brighthouse Life Insurance
     Company..............................                  238                   --
                                            -------------------  -------------------
       Total Assets.......................          299,862,560            1,275,412
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                   --                    1
                                            -------------------  -------------------

NET ASSETS................................  $       299,862,560  $         1,275,411
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       298,751,625  $         1,275,411
   Net assets from contracts in payout....            1,110,935                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       299,862,560  $         1,275,411
                                            ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                  BHFTI                BHFTII                BHFTII                BHFTII
                                            VICTORY SYCAMORE          BLACKROCK             BLACKROCK         BLACKROCK ULTRA-
                                              MID CAP VALUE          BOND INCOME      CAPITAL APPRECIATION     SHORT TERM BOND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         29,300,293  $        105,251,768  $        172,931,277  $        169,157,890
   Due from Brighthouse Life Insurance
     Company............................                    51                   465                   162                 8,459
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            29,300,344           105,252,233           172,931,439           169,166,349
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         29,300,344  $        105,252,233  $        172,931,439  $        169,166,349
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         29,141,007  $        104,546,601  $        171,602,886  $        168,174,255
   Net assets from contracts in payout..               159,337               705,632             1,328,553               992,094
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         29,300,344  $        105,252,233  $        172,931,439  $        169,166,349
                                          ====================  ====================  ====================  ====================



                                                 BHFTII                BHFTII                BHFTII                BHFTII
                                               BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         14,978,724  $         52,552,158  $        382,433,302  $        526,419,470
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    14                    17
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            14,978,724            52,552,158           382,433,316           526,419,487
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    12                     5                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    12                     5                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         14,978,712  $         52,552,153  $        382,433,316  $        526,419,487
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,978,712  $         52,528,880  $        382,282,502  $        526,376,503
   Net assets from contracts in payout..                    --                23,273               150,814                42,984
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         14,978,712  $         52,552,153  $        382,433,316  $        526,419,487
                                          ====================  ====================  ====================  ====================


                                                                 BHFTII BRIGHTHOUSE/
                                                 BHFTII              DIMENSIONAL
                                           BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,319,954   $           692,783
   Due from Brighthouse Life Insurance
     Company............................                   83                    --
                                          --------------------  --------------------
        Total Assets....................            1,320,037               692,783
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          --------------------  --------------------
        Total Liabilities...............                   --                    --
                                          --------------------  --------------------

NET ASSETS..............................  $         1,320,037   $           692,783
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,285,499   $           692,783
   Net assets from contracts in payout..               34,538                    --
                                          --------------------  --------------------
        Total Net Assets................  $         1,320,037   $           692,783
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                BHFTII                BHFTII
                                             BRIGHTHOUSE/          BRIGHTHOUSE/             BHFTII
                                              WELLINGTON          WELLINGTON CORE          FRONTIER             BHFTII
                                               BALANCED        EQUITY OPPORTUNITIES     MID CAP GROWTH      JENNISON GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       207,016,140  $        102,413,745  $        64,833,889  $       363,480,333
   Due from Brighthouse Life Insurance
     Company............................                    7                   120                  102                    7
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................          207,016,147           102,413,865           64,833,991          363,480,340
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       207,016,147  $        102,413,865  $        64,833,991  $       363,480,340
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       206,471,091  $        101,853,216  $        64,483,707  $       363,060,172
   Net assets from contracts in payout..              545,056               560,649              350,284              420,168
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $       207,016,147  $        102,413,865  $        64,833,991  $       363,480,340
                                          ===================  ====================  ===================  ===================



                                                BHFTII                BHFTII                BHFTII              BHFTII
                                             LOOMIS SAYLES       METLIFE AGGREGATE      METLIFE MID CAP         METLIFE
                                            SMALL CAP CORE          BOND INDEX            STOCK INDEX     MSCI EAFE(R) INDEX
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         1,406,175  $         51,926,711  $        15,350,274  $        41,661,091
   Due from Brighthouse Life Insurance
     Company............................                   20                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................            1,406,195            51,926,711           15,350,274           41,661,091
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                     3                    1                    2
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   --                     3                    1                    2
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         1,406,195  $         51,926,708  $        15,350,273  $        41,661,089
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,406,195  $         51,866,292  $        15,350,273  $        41,635,531
   Net assets from contracts in payout..                   --                60,416                   --               25,558
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         1,406,195  $         51,926,708  $        15,350,273  $        41,661,089
                                          ===================  ====================  ===================  ===================



                                                 BHFTII                 BHFTII
                                                 METLIFE                METLIFE
                                          RUSSELL 2000(R) INDEX       STOCK INDEX
                                               SUBACCOUNT             SUBACCOUNT
                                          ---------------------  -------------------
ASSETS:
   Investments at fair value............  $         89,981,407   $       755,196,349
   Due from Brighthouse Life Insurance
     Company............................                     1                    81
                                          ---------------------  -------------------
        Total Assets....................            89,981,408           755,196,430
                                          ---------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          ---------------------  -------------------
        Total Liabilities...............                    --                    --
                                          ---------------------  -------------------

NET ASSETS..............................  $         89,981,408   $       755,196,430
                                          =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         89,950,460   $       752,116,777
   Net assets from contracts in payout..                30,948             3,079,653
                                          ---------------------  -------------------
        Total Net Assets................  $         89,981,408   $       755,196,430
                                          =====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018




                                                                                            BHFTII               BHFTII
                                                BHFTII                BHFTII           NEUBERGER BERMAN       T. ROWE PRICE
                                          MFS(R) TOTAL RETURN      MFS(R) VALUE             GENESIS         LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       277,059,123  $        105,118,217  $         49,617,353  $        55,949,893
   Due from Brighthouse Life Insurance
     Company............................                  994                     2                   155                   41
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................          277,060,117           105,118,219            49,617,508           55,949,934
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       277,060,117  $        105,118,219  $         49,617,508  $        55,949,934
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       275,447,312  $        104,819,817  $         49,564,360  $        55,220,687
   Net assets from contracts in payout..            1,612,805               298,402                53,148              729,247
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       277,060,117  $        105,118,219  $         49,617,508  $        55,949,934
                                          ===================  ====================  ====================  ===================


                                                                      BHFTII
                                                                   WESTERN ASSET            BHFTII
                                                BHFTII              MANAGEMENT           WESTERN ASSET
                                             T. ROWE PRICE        STRATEGIC BOND          MANAGEMENT             DELAWARE
                                           SMALL CAP GROWTH        OPPORTUNITIES        U.S. GOVERNMENT     VIP SMALL CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        99,301,491  $        133,489,348  $         61,098,398  $         8,251,061
   Due from Brighthouse Life Insurance
     Company............................                   20                    19                    --                    3
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           99,301,511           133,489,367            61,098,398            8,251,064
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                    13                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   --                    --                    13                   --
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        99,301,511  $        133,489,367  $         61,098,385  $         8,251,064
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        99,215,754  $        132,849,967  $         60,883,533  $         8,251,064
   Net assets from contracts in payout..               85,757               639,400               214,852                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        99,301,511  $        133,489,367  $         61,098,385  $         8,251,064
                                          ===================  ====================  ====================  ====================




                                                                  DWS GOVERNMENT &
                                           DREYFUS SUSTAINABLE         AGENCY
                                               U.S. EQUITY         SECURITIES VIP
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            529,451  $          1,505,981
   Due from Brighthouse Life Insurance
     Company............................                     3                    --
                                          --------------------  --------------------
        Total Assets....................               529,454             1,505,981
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     2
                                          --------------------  --------------------
        Total Liabilities...............                    --                     2
                                          --------------------  --------------------

NET ASSETS..............................  $            529,454  $          1,505,979
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            529,454  $          1,505,979
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $            529,454  $          1,505,979
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                            FIDELITY(R)
                                                DWS SMALL            FIDELITY(R)            VIP DYNAMIC           FIDELITY(R)
                                            MID CAP VALUE VIP      VIP CONTRAFUND      CAPITAL APPRECIATION    VIP EQUITY-INCOME
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,204,276  $         173,689,717  $          1,565,741  $        192,945,315
   Due from Brighthouse Life Insurance
     Company............................                     1                    143                    --                     7
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................             3,204,277            173,689,860             1,565,741           192,945,322
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     --                     9                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                    --                     --                     9                    --
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $          3,204,277  $         173,689,860  $          1,565,732  $        192,945,322
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,204,277  $         173,354,239  $          1,565,732  $        192,632,219
   Net assets from contracts in payout..                    --                335,621                    --               313,103
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $          3,204,277  $         173,689,860  $          1,565,732  $        192,945,322
                                          ====================  =====================  ====================  ====================



                                               FIDELITY(R)           FIDELITY(R)           FIDELITY(R)           FIDELITY(R)
                                            VIP FREEDOM 2020      VIP FREEDOM 2025      VIP FREEDOM 2030      VIP FREEDOM 2040
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            366,988  $            942,997  $            563,583  $            157,144
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               366,988               942,997               563,583               157,144
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            366,988  $            942,996  $            563,583  $            157,143
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            366,988  $            942,996  $            563,583  $            157,143
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            366,988  $            942,996  $            563,583  $            157,143
                                          ====================  ====================  ====================  ====================


                                                                     FIDELITY(R)
                                               FIDELITY(R)               VIP
                                            VIP FREEDOM 2050      FUNDSMANAGER 60%
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            371,752  $        570,284,134
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               371,752           570,284,134
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    25
                                          --------------------  --------------------
        Total Liabilities...............                    --                    25
                                          --------------------  --------------------

NET ASSETS..............................  $            371,752  $        570,284,109
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            371,752  $        570,284,109
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $            371,752  $        570,284,109
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                               FIDELITY(R)           FIDELITY(R)         FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                             VIP HIGH INCOME         VIP MID CAP           INCOME VIP         MUTUAL SHARES VIP
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         15,648,439  $        200,990,705  $         15,473,516  $         11,189,550
   Due from Brighthouse Life Insurance
     Company............................                    --                   133                     7                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            15,648,439           200,990,838            15,473,523            11,189,550
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     4                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     4                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         15,648,435  $        200,990,838  $         15,473,523  $         11,189,550
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         15,623,944  $        200,354,552  $         15,461,461  $         11,177,558
   Net assets from contracts in payout..                24,491               636,286                12,062                11,992
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         15,648,435  $        200,990,838  $         15,473,523  $         11,189,550
                                          ====================  ====================  ====================  ====================


                                                                  FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                             FTVIPT FRANKLIN       SMALL-MID CAP          DEVELOPING         FTVIPT TEMPLETON
                                          RISING DIVIDENDS VIP      GROWTH VIP            MARKETS VIP           FOREIGN VIP
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,059,927  $         19,886,550  $        14,319,181  $        43,703,162
   Due from Brighthouse Life Insurance
     Company............................                    --                    22                   14                   28
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            12,059,927            19,886,572           14,319,195           43,703,190
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   102                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   102                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         12,059,825  $         19,886,572  $        14,319,195  $        43,703,190
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,059,825  $         19,831,967  $        14,318,816  $        43,594,473
   Net assets from contracts in payout..                    --                54,605                  379              108,717
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         12,059,825  $         19,886,572  $        14,319,195  $        43,703,190
                                          ====================  ====================  ===================  ===================



                                              INVESCO V.I.         INVESCO V.I.
                                                COMSTOCK       DIVERSIFIED DIVIDEND
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         3,687,570  $           740,498
   Due from Brighthouse Life Insurance
     Company............................                   45                   --
                                          -------------------  --------------------
        Total Assets....................            3,687,615              740,498
                                          -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  --------------------
        Total Liabilities...............                   --                   --
                                          -------------------  --------------------

NET ASSETS..............................  $         3,687,615  $           740,498
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,581,977  $           716,433
   Net assets from contracts in payout..              105,638               24,065
                                          -------------------  --------------------
        Total Net Assets................  $         3,687,615  $           740,498
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                    INVESCO V.I.
                                              INVESCO V.I.           GOVERNMENT           INVESCO V.I.          INVESCO V.I.
                                            EQUITY AND INCOME        SECURITIES        MANAGED VOLATILITY       S&P 500 INDEX
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         38,404,499  $          5,682,202  $          1,089,587  $           2,944,761
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                      4
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            38,404,499             5,682,202             1,089,587              2,944,765
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     2                     1                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    --                     2                     1                     --
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         38,404,499  $          5,682,200  $          1,089,586  $           2,944,765
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         38,362,385  $          5,579,901  $          1,089,586  $           2,915,353
   Net assets from contracts in payout..                42,114               102,299                    --                 29,412
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         38,404,499  $          5,682,200  $          1,089,586  $           2,944,765
                                          ====================  ====================  ====================  =====================


                                                                                                                    LMPVET
                                             JANUS HENDERSON       JANUS HENDERSON       JANUS HENDERSON     CLEARBRIDGE VARIABLE
                                               ENTERPRISE          GLOBAL RESEARCH          OVERSEAS           AGGRESSIVE GROWTH
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         11,953,163  $            540,579  $         25,260,442  $         269,465,948
   Due from Brighthouse Life Insurance
     Company............................                    79                    --                     1                    106
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            11,953,242               540,579            25,260,443            269,466,054
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    28                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    --                    28                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         11,953,242  $            540,551  $         25,260,443  $         269,466,054
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         11,902,546  $            540,551  $         25,172,684  $         268,737,565
   Net assets from contracts in payout..                50,696                    --                87,759                728,489
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         11,953,242  $            540,551  $         25,260,443  $         269,466,054
                                          ====================  ====================  ====================  =====================


                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        218,901,356  $         74,936,335
   Due from Brighthouse Life Insurance
     Company............................                    68                    43
                                          --------------------  --------------------
        Total Assets....................           218,901,424            74,936,378
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    --                    --
                                          --------------------  --------------------

NET ASSETS..............................  $        218,901,424  $         74,936,378
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        218,248,664  $         74,433,059
   Net assets from contracts in payout..               652,760               503,319
                                          --------------------  --------------------
        Total Net Assets................  $        218,901,424  $         74,936,378
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $        85,877,388  $        89,737,938   $        25,013,887   $         43,386,230
   Due from Brighthouse Life Insurance
     Company............................                    47                   30                    19                     78
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................            85,877,435           89,737,968            25,013,906             43,386,308
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                    --                     --
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    --                   --                    --                     --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $        85,877,435  $        89,737,968   $        25,013,906   $         43,386,308
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        85,278,899  $        88,942,792   $        24,869,837   $         43,210,705
   Net assets from contracts in payout..               598,536              795,176               144,069                175,603
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $        85,877,435  $        89,737,968   $        25,013,906   $         43,386,308
                                          ====================  ====================  ====================  ====================



                                                 LMPVET                LMPVET               LMPVET                LMPVIT
                                               QS VARIABLE           QS VARIABLE          QS VARIABLE          WESTERN ASSET
                                           CONSERVATIVE GROWTH         GROWTH           MODERATE GROWTH          CORE PLUS
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        35,760,150   $         17,063,864  $        24,860,031  $        48,591,247
   Due from Brighthouse Life Insurance
     Company............................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           35,760,150             17,063,864           24,860,031           48,591,247
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    2                      2                    2                   14
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    2                      2                    2                   14
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        35,760,148   $         17,063,862  $        24,860,029  $        48,591,233
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        35,264,363   $         17,059,015  $        24,839,170  $        48,318,435
   Net assets from contracts in payout..              495,785                  4,847               20,859              272,798
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        35,760,148   $         17,063,862  $        24,860,029  $        48,591,233
                                          ====================  ====================  ===================  ===================


                                                 LMPVIT
                                              WESTERN ASSET
                                             VARIABLE GLOBAL    MORGAN STANLEY VIS
                                             HIGH YIELD BOND     MULTI CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,432,354  $           750,836
   Due from Brighthouse Life Insurance
     Company............................                   --                    5
                                          -------------------  -------------------
       Total Assets.....................            4,432,354              750,841
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    3                   --
                                          -------------------  -------------------
       Total Liabilities................                    3                   --
                                          -------------------  -------------------

NET ASSETS..............................  $         4,432,351  $           750,841
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,342,742  $           750,841
   Net assets from contracts in payout..               89,609                   --
                                          -------------------  -------------------
       Total Net Assets.................  $         4,432,351  $           750,841
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                                                                           TAP 1919 VARIABLE
                                                PIONEER VCT            PIONEER VCT        SOCIALLY RESPONSIVE
                                               MID CAP VALUE       REAL ESTATE SHARES          BALANCED              VIF GROWTH
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value............   $         12,504,643   $          5,099,040   $         31,150,847   $          7,029,693
   Due from Brighthouse Life Insurance
     Company............................                     14                      5                     --                     13
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets....................             12,504,657              5,099,045             31,150,847              7,029,706
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     --                     --                      1                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities...............                     --                     --                      1                     --
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS..............................   $         12,504,657   $          5,099,045   $         31,150,846   $          7,029,706
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         12,420,395   $          5,099,045   $         31,123,888   $          6,916,130
   Net assets from contracts in payout..                 84,262                     --                 26,958                113,576
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets................   $         12,504,657   $          5,099,045   $         31,150,846   $          7,029,706
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                 AB VPS GLOBAL        ALGER CAPITAL       AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                                THEMATIC GROWTH       APPRECIATION              BOND             GLOBAL GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $                --  $             89,679  $           650,750
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 6,340               47,257                55,332            1,529,686
      Administrative charges...............                   618                4,023                 5,805              134,619
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                 6,958               51,280                61,137            1,664,305
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               (6,958)             (51,280)                28,542          (1,013,555)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              430,949                 5,456            6,982,275
      Realized gains (losses) on sale of
        investments........................                40,994              128,727              (23,978)            4,005,233
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                40,994              559,676              (18,522)           10,987,508
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (77,473)            (541,107)             (104,792)         (19,732,783)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (36,479)               18,569             (123,314)          (8,745,275)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (43,437)  $          (32,711)  $           (94,772)  $       (9,758,830)
                                             ====================  ===================  ====================  ===================

                                              AMERICAN FUNDS(R)                                                      BHFTI
                                                GLOBAL SMALL        AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                               CAPITALIZATION            GROWTH            GROWTH-INCOME      BALANCED ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,437  $          1,036,184  $         2,648,068  $             77,678
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               26,496             3,980,363            3,258,204                38,001
      Administrative charges...............                2,677               338,903              281,795                   424
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               29,173             4,319,266            3,539,999                38,425
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (27,736)           (3,283,082)            (891,931)                39,253
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               80,291            24,723,963           13,483,674               282,828
      Realized gains (losses) on sale of
        investments........................               59,355            10,043,472            7,266,349                35,548
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              139,646            34,767,435           20,750,023               318,376
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (316,992)          (33,457,818)         (24,790,802)             (611,130)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (177,346)             1,309,617          (4,040,779)             (292,754)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (205,082)  $        (1,973,465)  $       (4,932,710)  $          (253,501)
                                             ===================  ====================  ===================  ====================

                                                     BHFTI                BHFTI
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                               GROWTH ALLOCATION   MODERATE ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            48,888  $             48,694
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               32,987                26,486
      Administrative charges...............                1,101                   860
                                             -------------------  --------------------
        Total expenses.....................               34,088                27,346
                                             -------------------  --------------------
           Net investment income (loss)....               14,800                21,348
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              233,964               135,902
      Realized gains (losses) on sale of
        investments........................               11,249                 (321)
                                             -------------------  --------------------
           Net realized gains (losses).....              245,213               135,581
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (541,753)             (287,722)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (296,540)             (152,141)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (281,740)  $          (130,793)
                                             ===================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                        BHFTI
                                                      BHFTI                 BHFTI                 BHFTI             BRIGHTHOUSE/
                                                    BLACKROCK            BRIGHTHOUSE           BRIGHTHOUSE        ABERDEEN EMERGING
                                                   HIGH YIELD       ASSET ALLOCATION 100     SMALL CAP VALUE       MARKETS EQUITY
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          3,634,071   $           657,238  $          1,054,208  $          1,010,755
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               970,234               762,230             1,405,538               647,688
      Administrative charges................                53,120                 3,298                60,550                53,162
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,023,354               765,528             1,466,088               700,850
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             2,610,717             (108,290)             (411,880)               309,905
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             2,326,720             5,477,717                    --
      Realized gains (losses) on sale of
        investments.........................             (532,823)             1,350,927               795,324               213,951
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (532,823)             3,677,647             6,273,041               213,951
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (4,823,357)          (10,195,207)          (21,499,837)           (6,844,317)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (5,356,180)           (6,517,560)          (15,226,796)           (6,630,366)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,745,463)   $       (6,625,850)  $       (15,638,676)  $        (6,320,461)
                                              ====================  ====================  ====================  ====================

                                                     BHFTI                 BHFTI
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/              BHFTI                 BHFTI
                                                  EATON VANCE           WELLINGTON          CLARION GLOBAL          CLEARBRIDGE
                                                 FLOATING RATE      LARGE CAP RESEARCH        REAL ESTATE        AGGRESSIVE GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $           108,215  $            345,521  $          3,223,151  $         3,992,058
                                              -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               55,957               544,018               727,184            6,121,779
      Administrative charges................                4,889                51,210                41,936               74,100
                                              -------------------  --------------------  --------------------  -------------------
        Total expenses......................               60,846               595,228               769,120            6,195,879
                                              -------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....               47,369             (249,707)             2,454,031          (2,203,821)
                                              -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --             4,489,409                    --           22,617,434
      Realized gains (losses) on sale of
        investments.........................                  883             1,294,105             (479,413)           15,160,392
                                              -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......                  883             5,783,514             (479,413)           37,777,826
                                              -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            (127,902)           (8,193,059)           (7,232,314)         (69,278,560)
                                              -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (127,019)           (2,409,545)           (7,711,727)         (31,500,734)
                                              -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (79,650)  $        (2,659,252)  $        (5,257,696)  $      (33,704,555)
                                              ===================  ====================  ====================  ===================


                                                      BHFTI
                                                 HARRIS OAKMARK             BHFTI
                                                  INTERNATIONAL       INVESCO COMSTOCK
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,091,631  $          1,082,065
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               829,100             2,637,738
      Administrative charges................                55,707               243,166
                                              --------------------  --------------------
        Total expenses......................               884,807             2,880,904
                                              --------------------  --------------------
           Net investment income (loss).....               206,824           (1,798,839)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             2,293,491            12,763,442
      Realized gains (losses) on sale of
        investments.........................               433,090             7,784,613
                                              --------------------  --------------------
           Net realized gains (losses)......             2,726,581            20,548,055
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (17,658,313)          (40,581,666)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................          (14,931,732)          (20,033,611)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (14,724,908)  $       (21,832,450)
                                              ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     BHFTI                BHFTI                 BHFTI                BHFTI
                                                    INVESCO             JPMORGAN            LOOMIS SAYLES     METLIFE MULTI-INDEX
                                               SMALL CAP GROWTH      SMALL CAP VALUE       GLOBAL MARKETS        TARGETED RISK
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           140,210  $         2,814,006  $              1,707
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               225,241              161,129            1,674,070                   686
      Administrative charges...............                11,990                7,618                1,065                    --
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               237,231              168,747            1,675,135                   686
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (237,231)             (28,537)            1,138,871                 1,021
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,793,549              614,086            8,492,787                 6,317
      Realized gains (losses) on sale of
        investments........................                62,865              239,990            5,124,909                   453
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,856,414              854,076           13,617,696                 6,770
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,927,681)          (2,289,273)         (22,436,732)              (15,977)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (1,071,267)          (1,435,197)          (8,819,036)               (9,207)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,308,498)  $       (1,463,734)  $       (7,680,165)  $            (8,186)
                                             ====================  ===================  ===================  ====================

                                                     BHFTI                BHFTI                 BHFTI               BHFTI
                                                MFS(R) RESEARCH      MORGAN STANLEY          OPPENHEIMER       PIMCO INFLATION
                                                 INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY      PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,074,863  $                --  $         3,856,081  $           765,392
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               767,840              171,279            4,428,753              638,627
      Administrative charges...............                61,529               14,200              131,600               40,992
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               829,369              185,479            4,560,353              679,619
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               245,494            (185,479)            (704,272)               85,773
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            1,912,986           31,009,914                   --
      Realized gains (losses) on sale of
        investments........................               642,726            1,083,500           13,206,536            (586,697)
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....               642,726            2,996,486           44,216,450            (586,697)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (9,259,509)          (1,860,308)         (87,814,803)          (1,119,276)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (8,616,783)            1,136,178         (43,598,353)          (1,705,973)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (8,371,289)  $           950,699  $      (44,302,625)  $       (1,620,200)
                                             ====================  ===================  ===================  ===================

                                                     BHFTI                BHFTI
                                                     PIMCO          SCHRODERS GLOBAL
                                                 TOTAL RETURN          MULTI-ASSET
                                                  SUBACCOUNT         SUBACCOUNT (a)
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,080,985  $                603
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,384,177                   185
      Administrative charges...............              168,580                    --
                                             -------------------  --------------------
        Total expenses.....................            2,552,757                   185
                                             -------------------  --------------------
           Net investment income (loss)....            (471,772)                   418
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 2,028
      Realized gains (losses) on sale of
        investments........................            (398,806)                   (7)
                                             -------------------  --------------------
           Net realized gains (losses).....            (398,806)                 2,021
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,262,786)               (5,712)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,661,592)               (3,691)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,133,364)  $            (3,273)
                                             ===================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     BHFTI                                      BHFTI                BHFTI
                                                  SSGA GROWTH             BHFTI             T. ROWE PRICE        T. ROWE PRICE
                                                AND INCOME ETF       SSGA GROWTH ETF       LARGE CAP VALUE      MID CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          2,430,457  $         2,886,413  $         6,440,126  $                 --
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,314,164            1,789,212            5,030,991                25,232
      Administrative charges...............                    --                   --              389,667                 2,195
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,314,164            1,789,212            5,420,658                27,427
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,116,293            1,097,201            1,019,468              (27,427)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             4,640,732            8,155,795           33,130,404               209,955
      Realized gains (losses) on sale of
        investments........................             1,141,448            1,643,386            3,136,721                20,225
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             5,782,180            9,799,181           36,267,125               230,180
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (14,682,180)         (24,522,882)         (72,475,425)             (246,363)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (8,900,000)         (14,723,701)         (36,208,300)              (16,183)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (7,783,707)  $      (13,626,500)  $      (35,188,832)  $           (43,610)
                                             ====================  ===================  ===================  ====================

                                                     BHFTI               BHFTII                BHFTII               BHFTII
                                               VICTORY SYCAMORE         BLACKROCK             BLACKROCK        BLACKROCK ULTRA-
                                                 MID CAP VALUE         BOND INCOME      CAPITAL APPRECIATION    SHORT TERM BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            212,588  $         3,753,445  $            242,282  $         1,700,028
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               609,417            1,604,389             2,546,373            2,325,318
      Administrative charges...............                50,572              108,255               195,063              172,431
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               659,989            1,712,644             2,741,436            2,497,749
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (447,401)            2,040,801           (2,499,154)            (797,721)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,121,897                   --            26,501,581               10,299
      Realized gains (losses) on sale of
        investments........................               118,337            (471,389)            13,025,998              479,644
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             6,240,234            (471,389)            39,527,579              489,943
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (9,698,125)          (4,005,202)          (33,069,448)              829,844
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (3,457,891)          (4,476,591)             6,458,131            1,319,787
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (3,905,292)  $       (2,435,790)  $          3,958,977  $           522,066
                                             ====================  ===================  ====================  ===================

                                                    BHFTII                BHFTII
                                                  BRIGHTHOUSE           BRIGHTHOUSE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           359,592   $          1,173,163
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              238,512                778,649
      Administrative charges...............               11,540                 23,111
                                             --------------------  --------------------
        Total expenses.....................              250,052                801,760
                                             --------------------  --------------------
           Net investment income (loss)....              109,540                371,403
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              212,067              1,774,785
      Realized gains (losses) on sale of
        investments........................            (136,873)                105,612
                                             --------------------  --------------------
           Net realized gains (losses).....               75,194              1,880,397
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (852,435)            (5,452,143)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (777,241)            (3,571,746)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (667,701)   $        (3,200,343)
                                             ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                 BHFTII BRIGHTHOUSE/
                                                     BHFTII                BHFTII                BHFTII              DIMENSIONAL
                                                   BRIGHTHOUSE           BRIGHTHOUSE       BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE         SMALL COMPANY
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          7,072,122  $          7,858,792  $              6,772  $             18,418
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             6,050,910             9,576,197                27,520                14,509
      Administrative charges................               174,365               394,968                 2,610                 1,167
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             6,225,275             9,971,165                30,130                15,676
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               846,847           (2,112,373)              (23,358)                 2,742
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            16,467,453            26,787,494                98,317                51,843
      Realized gains (losses) on sale of
        investments.........................             1,743,184             4,420,802                67,214               (4,178)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            18,210,637            31,208,296               165,531                47,665
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (50,099,114)          (85,155,118)             (373,632)             (240,643)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................          (31,888,477)          (53,946,822)             (208,101)             (192,978)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (31,041,630)  $       (56,059,195)  $          (231,459)  $          (190,236)
                                              ====================  ====================  ====================  ====================

                                                    BHFTII                BHFTII
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/             BHFTII
                                                  WELLINGTON          WELLINGTON CORE          FRONTIER               BHFTII
                                                   BALANCED        EQUITY OPPORTUNITIES     MID CAP GROWTH        JENNISON GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         4,086,230  $          1,877,661  $                 --  $          1,347,795
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            2,911,160             1,789,084             1,006,770             5,394,389
      Administrative charges................               13,085               140,865                90,986                85,298
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            2,924,245             1,929,949             1,097,756             5,479,687
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....            1,161,985              (52,288)           (1,097,756)           (4,131,892)
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           17,493,287             6,176,077             8,513,867            62,085,581
      Realized gains (losses) on sale of
        investments.........................            4,176,786             1,007,098             2,293,637            11,883,302
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           21,670,073             7,183,175            10,807,504            73,968,883
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (33,381,060)           (8,638,840)          (14,449,546)          (69,831,757)
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................         (11,710,987)           (1,455,665)           (3,642,042)             4,137,126
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $      (10,549,002)  $        (1,507,953)  $        (4,739,798)  $              5,234
                                              ===================  ====================  ====================  ====================


                                                     BHFTII                BHFTII
                                                  LOOMIS SAYLES       METLIFE AGGREGATE
                                                 SMALL CAP CORE          BOND INDEX
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          1,630,242
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                28,690               639,183
      Administrative charges................                 2,301                     5
                                              --------------------  --------------------
        Total expenses......................                30,991               639,188
                                              --------------------  --------------------
           Net investment income (loss).....              (30,991)               991,054
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               153,235                    --
      Realized gains (losses) on sale of
        investments.........................                12,649             (227,686)
                                              --------------------  --------------------
           Net realized gains (losses)......               165,884             (227,686)
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (351,478)           (1,602,047)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (185,594)           (1,829,733)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (216,585)  $          (838,679)
                                              ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                    BHFTII               BHFTII                BHFTII                BHFTII
                                                METLIFE MID CAP          METLIFE               METLIFE               METLIFE
                                                  STOCK INDEX      MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX      STOCK INDEX
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  ---------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            231,224  $         1,489,369  $          1,242,730   $        15,398,085
                                             --------------------  -------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               224,606              573,428             1,333,646            10,582,906
      Administrative charges...............                    --                  994                 3,946               123,758
                                             --------------------  -------------------  ---------------------  -------------------
        Total expenses.....................               224,606              574,422             1,337,592            10,706,664
                                             --------------------  -------------------  ---------------------  -------------------
           Net investment income (loss)....                 6,618              914,947              (94,862)             4,691,421
                                             --------------------  -------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,554,241                   --             7,471,114            48,603,680
      Realized gains (losses) on sale of
        investments........................               448,001            (447,150)             3,880,792            31,938,575
                                             --------------------  -------------------  ---------------------  -------------------
           Net realized gains (losses).....             2,002,242            (447,150)            11,351,906            80,542,255
                                             --------------------  -------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (4,214,820)          (7,887,972)          (23,166,686)         (129,016,686)
                                             --------------------  -------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (2,212,578)          (8,335,122)          (11,814,780)          (48,474,431)
                                             --------------------  -------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,205,960)  $       (7,420,175)  $       (11,909,642)   $      (43,783,010)
                                             ====================  ===================  =====================  ===================



                                                                                              BHFTII                BHFTII
                                                   BHFTII                BHFTII          NEUBERGER BERMAN        T. ROWE PRICE
                                             MFS(R) TOTAL RETURN      MFS(R) VALUE            GENESIS          LARGE CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         6,635,585  $          1,807,970  $           182,238  $            140,461
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,306,255             1,788,443              779,473               939,392
      Administrative charges...............              301,843               115,949               35,852                70,216
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            4,608,098             1,904,392              815,325             1,009,608
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            2,027,487              (96,422)            (633,087)             (869,147)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           19,345,690             7,782,770            7,166,457            11,771,126
      Realized gains (losses) on sale of
        investments........................            5,424,351             1,227,695            2,492,766             1,960,553
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           24,770,041             9,010,465            9,659,223            13,731,679
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (48,721,468)          (22,543,998)         (12,969,747)          (14,072,775)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (23,951,427)          (13,533,533)          (3,310,524)             (341,096)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (21,923,940)  $       (13,629,955)  $       (3,943,611)  $        (1,210,243)
                                             ===================  ====================  ===================  ====================

                                                                         BHFTII
                                                                      WESTERN ASSET
                                                   BHFTII              MANAGEMENT
                                                T. ROWE PRICE        STRATEGIC BOND
                                              SMALL CAP GROWTH        OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         7,849,226
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,488,753            2,250,819
      Administrative charges...............               40,688              190,339
                                             -------------------  -------------------
        Total expenses.....................            1,529,441            2,441,158
                                             -------------------  -------------------
           Net investment income (loss)....          (1,529,441)            5,408,068
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,313,014                   --
      Realized gains (losses) on sale of
        investments........................            4,505,815              427,440
                                             -------------------  -------------------
           Net realized gains (losses).....           14,818,829              427,440
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,182,188)         (14,112,643)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (6,363,359)         (13,685,203)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (7,892,800)  $       (8,277,135)
                                             ===================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                    BHFTII
                                                 WESTERN ASSET                                                DWS GOVERNMENT &
                                                  MANAGEMENT            DELAWARE        DREYFUS SUSTAINABLE        AGENCY
                                                U.S. GOVERNMENT    VIP SMALL CAP VALUE      U.S. EQUITY        SECURITIES VIP
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                              -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         1,479,888  $            91,022  $             8,278  $            37,372
                                              -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              788,714               69,234               10,892               29,207
      Administrative charges................               51,882                   31                  839                2,350
                                              -------------------  -------------------  -------------------  -------------------
        Total expenses......................              840,596               69,265               11,731               31,557
                                              -------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....              639,292               21,757              (3,453)                5,815
                                              -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --              774,071              102,871                   --
      Realized gains (losses) on sale of
        investments.........................            (501,935)              347,429                3,619             (31,818)
                                              -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......            (501,935)            1,121,500              106,490             (31,818)
                                              -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            (457,171)          (2,881,874)            (140,260)              (4,860)
                                              -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (959,106)          (1,760,374)             (33,770)             (36,678)
                                              -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (319,814)  $       (1,738,617)  $          (37,223)  $          (30,863)
                                              ===================  ===================  ===================  ===================


                                                                                               FIDELITY(R)
                                                    DWS SMALL            FIDELITY(R)           VIP DYNAMIC           FIDELITY(R)
                                                MID CAP VALUE VIP      VIP CONTRAFUND     CAPITAL APPRECIATION    VIP EQUITY-INCOME
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             38,403  $            927,867  $              6,168  $          4,879,857
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                71,531             2,783,316                23,347             2,785,162
      Administrative charges................                 5,793               121,709                 1,368                 7,115
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                77,324             2,905,025                24,715             2,792,277
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (38,921)           (1,977,158)              (18,547)             2,087,580
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               678,670            18,336,352               193,688            10,436,756
      Realized gains (losses) on sale of
        investments.........................                18,670             6,041,850                76,859             1,832,376
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               697,340            24,378,202               270,547            12,269,132
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,360,304)          (36,778,465)             (345,902)          (34,753,495)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (662,964)          (12,400,263)              (75,355)          (22,484,363)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (701,885)  $       (14,377,421)  $           (93,902)  $       (20,396,783)
                                              ====================  ====================  ====================  ====================



                                                   FIDELITY(R)           FIDELITY(R)
                                                VIP FREEDOM 2020      VIP FREEDOM 2025
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,056  $             12,239
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 3,101                 5,019
      Administrative charges................                    --                    --
                                              --------------------  --------------------
        Total expenses......................                 3,101                 5,019
                                              --------------------  --------------------
           Net investment income (loss).....                 1,955                 7,220
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                10,583                 9,307
      Realized gains (losses) on sale of
        investments.........................                 1,145                 2,229
                                              --------------------  --------------------
           Net realized gains (losses)......                11,728                11,536
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (37,111)             (102,208)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (25,383)              (90,672)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (23,428)  $           (83,452)
                                              ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                    FIDELITY(R)
                                                   FIDELITY(R)          FIDELITY(R)           FIDELITY(R)               VIP
                                                VIP FREEDOM 2030     VIP FREEDOM 2040      VIP FREEDOM 2050      FUNDSMANAGER 60%
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              7,030  $             1,613  $              3,849  $          7,761,244
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 5,435                1,537                 2,241            12,581,197
      Administrative charges................                    19                   --                    --                    --
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................                 5,454                1,537                 2,241            12,581,197
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....                 1,576                   76                 1,608           (4,819,953)
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                15,294                3,349                 4,718            73,800,727
      Realized gains (losses) on sale of
        investments.........................                 2,997                2,487                  (33)             (200,665)
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......                18,291                5,836                 4,685            73,600,062
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (75,842)             (25,720)              (49,967)         (120,518,579)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (57,551)             (19,884)              (45,282)          (46,918,517)
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (55,975)  $          (19,808)  $           (43,674)  $       (51,738,470)
                                              ====================  ===================  ====================  ====================


                                                   FIDELITY(R)           FIDELITY(R)        FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                 VIP HIGH INCOME         VIP MID CAP          INCOME VIP         MUTUAL SHARES VIP
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            930,015  $            995,800  $           860,894  $            313,541
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               216,673             3,244,323              290,841               196,728
      Administrative charges................                     8               122,491               26,543                20,080
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................               216,681             3,366,814              317,384               216,808
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....               713,334           (2,371,014)              543,510                96,733
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            22,457,501                   --               488,222
      Realized gains (losses) on sale of
        investments.........................             (243,978)             4,818,970              205,006               227,968
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......             (243,978)            27,276,471              205,006               716,190
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,213,210)          (62,570,723)          (1,747,573)           (2,142,879)
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (1,457,188)          (35,294,252)          (1,542,567)           (1,426,689)
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (743,854)  $       (37,665,266)  $         (999,057)  $        (1,329,956)
                                              ====================  ====================  ===================  ====================

                                                                       FTVIPT FRANKLIN
                                                 FTVIPT FRANKLIN        SMALL-MID CAP
                                              RISING DIVIDENDS VIP       GROWTH VIP
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            177,479  $                --
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               248,985              380,152
      Administrative charges................                21,020               26,197
                                              --------------------  -------------------
        Total expenses......................               270,005              406,349
                                              --------------------  -------------------
           Net investment income (loss).....              (92,526)            (406,349)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               859,617            2,390,994
      Realized gains (losses) on sale of
        investments.........................               619,620            (243,118)
                                              --------------------  -------------------
           Net realized gains (losses)......             1,479,237            2,147,876
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (2,238,427)          (3,100,867)
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (759,190)            (952,991)
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (851,716)  $       (1,359,340)
                                              ====================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                               FTVIPT TEMPLETON
                                                  DEVELOPING         FTVIPT TEMPLETON         INVESCO V.I.
                                                  MARKETS VIP           FOREIGN VIP             COMSTOCK
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            149,356  $          1,370,006  $              75,663
                                             --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................               205,760               852,634                 70,774
      Administrative charges...............                   298                60,899                  6,993
                                             --------------------  --------------------  ---------------------
         Total expenses....................               206,058               913,533                 77,767
                                             --------------------  --------------------  ---------------------
           Net investment income (loss)....              (56,702)               456,473                (2,104)
                                             --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --                430,004
      Realized gains (losses) on sale of
         investments.......................                21,747               255,216                323,733
                                             --------------------  --------------------  ---------------------
           Net realized gains (losses).....                21,747               255,216                753,737
                                             --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................           (3,020,054)           (9,744,281)            (1,325,843)
                                             --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................           (2,998,307)           (9,489,065)              (572,106)
                                             --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $        (3,055,009)  $        (9,032,592)  $           (574,210)
                                             ====================  ====================  =====================

                                                                                               INVESCO V.I.
                                                 INVESCO V.I.            INVESCO V.I.           GOVERNMENT
                                             DIVERSIFIED DIVIDEND      EQUITY AND INCOME        SECURITIES
                                                  SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $              17,657  $             884,525  $             117,514
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                 19,371                685,457                101,489
      Administrative charges...............                  1,460                 68,928                  9,298
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                 20,831                754,385                110,787
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                (3,174)                130,140                  6,727
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 28,331              1,965,273                     --
      Realized gains (losses) on sale of
         investments.......................                120,252              1,557,142               (62,042)
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                148,583              3,522,415               (62,042)
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................              (225,835)            (8,606,299)               (51,641)
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................               (77,252)            (5,083,884)              (113,683)
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (80,426)  $         (4,953,744)  $           (106,956)
                                             =====================  =====================  =====================


                                                 INVESCO V.I.          INVESCO V.I.          JANUS HENDERSON
                                              MANAGED VOLATILITY       S&P 500 INDEX           ENTERPRISE
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $             22,177  $             41,713  $              14,908
                                             --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                24,909                44,292                179,661
      Administrative charges...............                 1,948                 3,330                 14,152
                                             --------------------  --------------------  ---------------------
         Total expenses....................                26,857                47,622                193,813
                                             --------------------  --------------------  ---------------------
           Net investment income (loss)....               (4,680)               (5,909)              (178,905)
                                             --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                44,745               248,395                688,893
      Realized gains (losses) on sale of
         investments.......................              (25,077)                38,091              1,085,539
                                             --------------------  --------------------  ---------------------
           Net realized gains (losses).....                19,668               286,486              1,774,432
                                             --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................             (179,700)             (617,581)            (1,732,020)
                                             --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................             (160,032)             (331,095)                 42,412
                                             --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $          (164,712)  $          (337,004)  $           (136,493)
                                             ====================  ====================  =====================


                                                 JANUS HENDERSON
                                                 GLOBAL RESEARCH
                                                   SUBACCOUNT
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $               5,884
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  3,322
      Administrative charges...............                     17
                                             ---------------------
         Total expenses....................                  3,339
                                             ---------------------
           Net investment income (loss)....                  2,545
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     --
      Realized gains (losses) on sale of
         investments.......................                 12,001
                                             ---------------------
           Net realized gains (losses).....                 12,001
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................               (60,782)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................               (48,781)
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (46,236)
                                             =====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                         LMPVET                LMPVET                LMPVET
                                                JANUS HENDERSON   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   OVERSEAS         AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           511,448  $          1,894,203   $         3,027,403   $         1,197,333
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              402,895             4,686,284             3,527,619             1,460,449
      Administrative charges...............                4,755               381,187               345,481               127,871
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................              407,650             5,067,471             3,873,100             1,588,320
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              103,798           (3,173,268)             (845,697)             (390,987)
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            19,863,953            10,193,629             4,975,894
      Realized gains (losses) on sale of
        investments........................          (1,129,024)            15,916,478            14,775,384             5,604,793
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......          (1,129,024)            35,780,431            24,969,013            10,580,687
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,926,288)          (60,443,753)          (30,758,377)          (15,624,160)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,055,312)          (24,663,322)           (5,789,364)           (5,043,473)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,951,514)  $       (27,836,590)   $       (6,635,061)   $       (5,434,460)
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $           280,673  $         1,546,090   $            143,554   $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,421,241            1,379,933                479,436               737,200
      Administrative charges...............               108,808              123,710                 45,433                53,609
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,530,049            1,503,643                524,869               790,809
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....           (1,249,376)               42,447              (381,315)             (790,809)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             2,672,306            6,475,307                521,483             5,109,481
      Realized gains (losses) on sale of
        investments........................             5,331,463            3,768,246              1,027,733             3,743,000
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             8,003,769           10,243,553              1,549,216             8,852,481
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,357,704)         (20,521,882)            (5,276,434)           (6,704,144)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               646,065         (10,278,329)            (3,727,218)             2,148,337
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         (603,311)  $      (10,235,882)   $        (4,108,533)   $         1,357,528
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                                  QS VARIABLE           QS VARIABLE
                                              CONSERVATIVE GROWTH         GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           996,083   $           516,176
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              534,201               260,479
      Administrative charges...............               60,955                31,246
                                             --------------------  -------------------
        Total expenses.....................              595,156               291,725
                                             --------------------  -------------------
          Net investment income (loss).....              400,927               224,451
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,081,539             1,098,651
      Realized gains (losses) on sale of
        investments........................              970,310               120,648
                                             --------------------  -------------------
          Net realized gains (losses)......            2,051,849             1,219,299
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,669,710)           (3,216,412)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,617,861)           (1,997,113)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,216,934)   $       (1,772,662)
                                             ====================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                LMPVIT
                                                     LMPVET               LMPVIT             WESTERN ASSET
                                                   QS VARIABLE         WESTERN ASSET        VARIABLE GLOBAL     MORGAN STANLEY VIS
                                                 MODERATE GROWTH         CORE PLUS          HIGH YIELD BOND      MULTI CAP GROWTH
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            687,227  $         1,822,728  $            244,034  $                 --
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               360,315              782,450                83,479                17,355
      Administrative charges................                42,616               76,688                 7,561                 1,216
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................               402,931              859,138                91,040                18,571
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....               284,296              963,590               152,994              (18,571)
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,136,949                   --                    --               207,358
      Realized gains (losses) on sale of
        investments.........................               442,779          (1,119,978)              (85,568)                93,922
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......             1,579,728          (1,119,978)              (85,568)               301,280
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (3,918,663)          (1,998,150)             (354,138)             (190,096)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (2,338,935)          (3,118,128)             (439,706)               111,184
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,054,639)  $       (2,154,538)  $          (286,712)  $             92,613
                                              ====================  ===================  ====================  ====================


                                                                                            TAP 1919 VARIABLE
                                                   PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                                  MID CAP VALUE      REAL ESTATE SHARES         BALANCED             VIF GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             73,353  $            141,119  $            337,719  $                --
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               264,700               104,915               433,006              127,901
      Administrative charges................                24,332                 8,687                11,179               11,804
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               289,032               113,602               444,185              139,705
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....             (215,679)                27,517             (106,466)            (139,705)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,339,925               576,689             2,730,907            1,466,795
      Realized gains (losses) on sale of
        investments.........................               (7,990)             (265,610)               525,084              341,212
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             1,331,935               311,079             3,255,991            1,808,007
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (4,495,008)             (884,649)           (3,761,011)          (1,222,634)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (3,163,073)             (573,570)             (505,020)              585,373
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (3,378,752)  $          (546,053)  $          (611,486)  $           445,668
                                              ====================  ====================  ====================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          AB VPS GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017             2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        (6,958)  $       (5,909)  $       (51,280)  $      (49,609)
   Net realized gains (losses)........            40,994           32,263           559,676          305,349
   Change in unrealized gains
     (losses) on investments..........          (77,473)           97,342         (541,107)          392,106
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (43,437)          123,696          (32,711)          647,846
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --               --             1,193            2,250
   Net transfers (including fixed
     account).........................             8,087         (48,835)          (55,902)           11,374
   Contract charges...................             (159)            (181)             (379)            (435)
   Transfers for contract benefits
     and terminations.................          (82,288)         (27,571)         (225,159)        (445,812)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          (74,360)         (76,587)         (280,247)        (432,623)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................         (117,797)           47,109         (312,958)          215,223
NET ASSETS:
   Beginning of year..................           442,332          395,223         2,608,577        2,393,354
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $        324,535  $       442,332  $      2,295,619  $     2,608,577
                                        ================  ===============  ================  ===============


                                             AMERICAN FUNDS(R) BOND          AMERICAN FUNDS(R) GLOBAL GROWTH
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2018              2017              2018             2017
                                        ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        28,542  $          9,543  $    (1,013,555)  $   (1,018,914)
   Net realized gains (losses)........         (18,522)            62,433        10,987,508        7,026,733
   Change in unrealized gains
     (losses) on investments..........        (104,792)            17,957      (19,732,783)       19,995,813
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (94,772)            89,933       (9,758,830)       26,003,632
                                        ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           15,781             8,936           405,663          455,285
   Net transfers (including fixed
     account).........................          354,538           135,979            43,552      (2,090,670)
   Contract charges...................          (1,651)           (1,806)          (12,457)         (14,818)
   Transfers for contract benefits
     and terminations.................        (614,821)       (1,174,683)      (12,090,291)     (13,483,821)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (246,153)       (1,031,574)      (11,653,533)     (15,134,024)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        (340,925)         (941,641)      (21,412,363)       10,869,608
NET ASSETS:
   Beginning of year..................        3,930,823         4,872,464       105,349,094       94,479,486
                                        ---------------  ----------------  ----------------  ---------------
   End of year........................  $     3,589,898  $      3,930,823  $     83,936,731  $   105,349,094
                                        ===============  ================  ================  ===============

                                             AMERICAN FUNDS(R) GLOBAL
                                               SMALL CAPITALIZATION             AMERICAN FUNDS(R) GROWTH
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018             2017
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (27,736)   $      (21,427)  $   (3,283,082)   $   (3,002,447)
   Net realized gains (losses)........          139,646            38,992       34,767,435        30,969,587
   Change in unrealized gains
     (losses) on investments..........        (316,992)           368,317     (33,457,818)        27,794,157
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (205,082)           385,882      (1,973,465)        55,761,297
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           18,689             5,300          924,638         1,079,365
   Net transfers (including fixed
     account).........................           50,305          (89,903)      (5,569,819)       (4,581,340)
   Contract charges...................            (610)             (685)         (30,421)          (34,350)
   Transfers for contract benefits
     and terminations.................        (240,931)         (187,405)     (30,376,957)      (29,866,868)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (172,547)         (272,693)     (35,052,559)      (33,403,193)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        (377,629)           113,189     (37,026,024)        22,358,104
NET ASSETS:
   Beginning of year..................        1,857,993         1,744,804      249,883,935       227,525,831
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $     1,480,364   $     1,857,993  $   212,857,911   $   249,883,935
                                        ===============   ===============  ===============   ===============


                                          AMERICAN FUNDS(R) GROWTH-INCOME
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2018             2017
                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (891,931)   $     (866,245)
   Net realized gains (losses)........       20,750,023        18,564,883
   Change in unrealized gains
     (losses) on investments..........     (24,790,802)        18,662,227
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (4,932,710)        36,360,865
                                        ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          462,679           583,489
   Net transfers (including fixed
     account).........................      (2,403,079)       (2,358,943)
   Contract charges...................         (25,499)          (28,838)
   Transfers for contract benefits
     and terminations.................     (25,309,413)      (26,413,827)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (27,275,312)      (28,218,119)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets.................     (32,208,022)         8,142,746
NET ASSETS:
   Beginning of year..................      201,327,949       193,185,203
                                        ---------------   ---------------
   End of year........................  $   169,119,927   $   201,327,949
                                        ===============   ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             BHFTI AMERICAN FUNDS(R)            BHFTI AMERICAN FUNDS(R)
                                               BALANCED ALLOCATION                 GROWTH ALLOCATION
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                              2018              2017            2018              2017
                                        ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         39,253  $        46,284  $        14,800  $        22,805
   Net realized gains (losses)........           318,376          315,892          245,213          273,855
   Change in unrealized gains
     (losses) on investments..........         (611,130)          426,208        (541,753)          438,985
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (253,501)          788,384        (281,740)          735,645
                                        ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           333,481          315,863          375,679          411,074
   Net transfers (including fixed
     account).........................         (181,606)          190,268         (17,719)          305,551
   Contract charges...................              (76)             (78)             (21)             (19)
   Transfers for contract benefits
     and terminations.................         (688,684)      (1,352,806)        (185,709)      (1,220,409)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (536,885)        (846,753)          172,230        (503,803)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (790,386)         (58,369)        (109,510)          231,842
NET ASSETS:
   Beginning of year..................         5,335,264        5,393,633        4,033,009        3,801,167
                                        ----------------  ---------------  ---------------  ---------------
   End of year........................  $      4,544,878  $     5,335,264  $     3,923,499  $     4,033,009
                                        ================  ===============  ===============  ===============

                                             BHFTI AMERICAN FUNDS(R)
                                               MODERATE ALLOCATION            BHFTI BLACKROCK HIGH YIELD
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                             2018             2017              2018              2017
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        21,348  $        32,210  $      2,610,717  $     3,323,259
   Net realized gains (losses)........          135,581          145,217         (532,823)        (506,659)
   Change in unrealized gains
     (losses) on investments..........        (287,722)          173,715       (4,823,357)        2,277,873
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (130,793)          351,142       (2,745,463)        5,094,473
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          290,600          249,413         1,664,118        1,308,742
   Net transfers (including fixed
     account).........................            6,879          317,270         (779,461)          175,650
   Contract charges...................            (166)            (144)          (23,392)         (26,655)
   Transfers for contract benefits
     and terminations.................        (112,856)        (993,520)       (9,361,029)     (12,615,153)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          184,457        (426,981)       (8,499,764)     (11,157,416)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           53,664         (75,839)      (11,245,227)      (6,062,943)
NET ASSETS:
   Beginning of year..................        2,810,362        2,886,201        76,481,645       82,544,588
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $     2,864,026  $     2,810,362  $     65,236,418  $    76,481,645
                                        ===============  ===============  ================  ===============

                                                 BHFTI BRIGHTHOUSE                  BHFTI BRIGHTHOUSE
                                               ASSET ALLOCATION 100                  SMALL CAP VALUE
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017             2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (108,290)  $        20,640  $      (411,880)  $     (570,329)
   Net realized gains (losses)........         3,677,647        4,104,098         6,273,041        4,490,598
   Change in unrealized gains
     (losses) on investments..........      (10,195,207)        7,919,778      (21,499,837)        6,292,071
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (6,625,850)       12,044,516      (15,638,676)       10,212,340
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         2,263,324        2,329,052         1,158,811        1,360,821
   Net transfers (including fixed
     account).........................       (1,252,194)         (82,277)         (901,582)      (3,021,976)
   Contract charges...................          (46,052)         (49,750)          (35,104)         (39,061)
   Transfers for contract benefits
     and terminations.................       (6,855,150)      (6,018,776)      (12,161,427)     (13,721,021)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (5,890,072)      (3,821,751)      (11,939,302)     (15,421,237)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................      (12,515,922)        8,222,765      (27,577,978)      (5,208,897)
NET ASSETS:
   Beginning of year..................        66,232,305       58,009,540       107,003,100      112,211,997
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     53,716,383  $    66,232,305  $     79,425,122  $   107,003,100
                                        ================  ===============  ================  ===============

                                            BHFTI BRIGHTHOUSE/ABERDEEN
                                              EMERGING MARKETS EQUITY
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2018              2017
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        309,905  $     (291,792)
   Net realized gains (losses)........           213,951          305,206
   Change in unrealized gains
     (losses) on investments..........       (6,844,317)        9,301,961
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (6,320,461)        9,315,375
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           110,650           80,895
   Net transfers (including fixed
     account).........................         1,383,965          561,350
   Contract charges...................           (5,994)          (7,951)
   Transfers for contract benefits
     and terminations.................       (4,347,244)      (5,463,815)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (2,858,623)      (4,829,521)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (9,179,084)        4,485,854
NET ASSETS:
   Beginning of year..................        41,689,516       37,203,662
                                        ----------------  ---------------
   End of year........................  $     32,510,432  $    41,689,516
                                        ================  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                          BHFTI BRIGHTHOUSE/EATON VANCE      BHFTI BRIGHTHOUSE/WELLINGTON
                                                  FLOATING RATE                   LARGE CAP RESEARCH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017             2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         47,369  $        52,321  $      (249,707)  $     (223,839)
   Net realized gains (losses)........               883          (3,783)         5,783,514        2,742,987
   Change in unrealized gains
     (losses) on investments..........         (127,902)            1,136       (8,193,059)        4,513,904
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (79,650)           49,674       (2,659,252)        7,033,052
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               500               --            91,255          151,700
   Net transfers (including fixed
     account).........................         1,270,282          207,428         (270,757)        (260,718)
   Contract charges...................             (107)             (98)          (21,231)         (23,176)
   Transfers for contract benefits
     and terminations.................         (309,617)        (119,450)       (3,802,213)      (3,997,181)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....           961,058           87,880       (4,002,946)      (4,129,375)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           881,408          137,554       (6,662,198)        2,903,677
NET ASSETS:
   Beginning of year..................         2,892,037        2,754,483        39,712,648       36,808,971
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      3,773,445  $     2,892,037  $     33,050,450  $    39,712,648
                                        ================  ===============  ================  ===============

                                                                              BHFTI CLEARBRIDGE AGGRESSIVE
                                        BHFTI CLARION GLOBAL REAL ESTATE                 GROWTH
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2018              2017              2018             2017
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     2,454,031  $      1,265,660  $   (2,203,821)   $   (1,550,197)
   Net realized gains (losses)........        (479,413)         (324,910)       37,777,826        12,065,172
   Change in unrealized gains
     (losses) on investments..........      (7,232,314)         4,214,712     (69,278,560)        68,627,956
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (5,257,696)         5,155,462     (33,704,555)        79,142,931
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,181,778         1,341,461        6,426,452         7,234,400
   Net transfers (including fixed
     account).........................        (904,776)           481,574      (8,839,690)      (10,104,350)
   Contract charges...................         (15,664)          (18,438)        (243,637)         (266,188)
   Transfers for contract benefits
     and terminations.................      (6,768,203)       (7,467,932)     (50,606,993)      (52,363,026)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,506,865)       (5,663,335)     (53,263,868)      (55,499,164)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................     (11,764,561)         (507,873)     (86,968,423)        23,643,767
NET ASSETS:
   Beginning of year..................       58,000,544        58,508,417      501,767,709       478,123,942
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $    46,235,983  $     58,000,544  $   414,799,286   $   501,767,709
                                        ===============  ================  ===============   ===============

                                               BHFTI HARRIS OAKMARK
                                                   INTERNATIONAL                BHFTI INVESCO COMSTOCK
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018             2017
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       206,824   $       132,552  $   (1,798,839)   $     1,037,149
   Net realized gains (losses)........        2,726,581           566,818       20,548,055        13,954,739
   Change in unrealized gains
     (losses) on investments..........     (17,658,313)        14,199,306     (40,581,666)        11,464,316
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............     (14,724,908)        14,898,676     (21,832,450)        26,456,204
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          749,950           863,783          352,678           706,575
   Net transfers (including fixed
     account).........................        (296,541)         2,699,649      (2,867,550)       (3,080,572)
   Contract charges...................          (9,335)          (11,701)         (55,339)          (61,446)
   Transfers for contract benefits
     and terminations.................      (7,194,357)       (7,870,475)     (19,364,526)      (24,119,024)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,750,283)       (4,318,744)     (21,934,737)      (26,554,467)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................     (21,475,191)        10,579,932     (43,767,187)          (98,263)
NET ASSETS:
   Beginning of year..................       64,343,029        53,763,097      182,616,256       182,714,519
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $    42,867,838   $    64,343,029  $   138,849,069   $   182,616,256
                                        ===============   ===============  ===============   ===============


                                         BHFTI INVESCO SMALL CAP GROWTH
                                                   SUBACCOUNT
                                        ---------------------------------
                                              2018             2017
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (237,231)  $      (224,085)
   Net realized gains (losses)........        1,856,414         1,208,413
   Change in unrealized gains
     (losses) on investments..........      (2,927,681)         1,862,628
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (1,308,498)         2,846,956
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          232,740           254,052
   Net transfers (including fixed
     account).........................         (25,697)         (181,462)
   Contract charges...................          (2,682)           (2,777)
   Transfers for contract benefits
     and terminations.................      (1,528,242)       (1,400,930)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,323,881)       (1,331,117)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................      (2,632,379)         1,515,839
NET ASSETS:
   Beginning of year..................       14,475,753        12,959,914
                                        ---------------  ----------------
   End of year........................  $    11,843,374  $     14,475,753
                                        ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                               BHFTI LOOMIS SAYLES
                                      BHFTI JPMORGAN SMALL CAP VALUE             GLOBAL MARKETS
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                          2018              2017              2018            2017
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (28,537)  $      (28,024)   $     1,138,871  $       484,532
   Net realized gains (losses).....          854,076          811,606        13,617,696        5,742,133
   Change in unrealized gains
     (losses) on investments.......      (2,289,273)        (575,087)      (22,436,732)       19,997,440
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,463,734)          208,495       (7,680,165)       26,224,105
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          199,487          237,372         1,510,085        1,967,835
   Net transfers (including fixed
     account)......................        (408,876)          336,572       (1,132,748)      (1,870,180)
   Contract charges................          (2,308)          (2,622)          (64,845)         (69,661)
   Transfers for contract benefits
     and terminations..............      (1,401,057)      (1,180,999)      (14,155,602)     (14,525,779)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,612,754)        (609,677)      (13,843,110)     (14,497,785)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,076,488)        (401,182)      (21,523,275)       11,726,320
NET ASSETS:
   Beginning of year...............       11,367,369       11,768,551       137,653,578      125,927,258
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $     8,290,881  $    11,367,369   $   116,130,303  $   137,653,578
                                     ===============  ===============   ===============  ===============

                                         BHFTI METLIFE MULTI-INDEX
                                               TARGETED RISK           BHFTI MFS(R) RESEARCH INTERNATIONAL
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  -----------------------------------
                                           2018            2017               2018             2017
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         1,021  $           585   $       245,494  $       141,461
   Net realized gains (losses).....            6,770            3,512           642,726          242,363
   Change in unrealized gains
     (losses) on investments.......         (15,977)            7,893       (9,259,509)       12,995,965
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          (8,186)           11,990       (8,371,289)       13,379,789
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           18,590           21,250           364,094          388,116
   Net transfers (including fixed
     account)......................            2,693         (23,544)           148,508      (1,198,641)
   Contract charges................             (16)             (15)          (21,383)         (25,230)
   Transfers for contract benefits
     and terminations..............          (8,534)         (30,195)       (5,636,353)      (7,188,894)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..           12,733         (32,504)       (5,145,134)      (8,024,649)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............            4,547         (20,514)      (13,516,423)        5,355,140
NET ASSETS:
   Beginning of year...............           96,752          117,266        59,333,834       53,978,694
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $       101,299  $        96,752   $    45,817,411  $    59,333,834
                                     ===============  ===============   ===============  ===============

                                       BHFTI MORGAN STANLEY MID CAP
                                                  GROWTH                BHFTI OPPENHEIMER GLOBAL EQUITY
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2018             2017              2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (185,479)  $     (139,700)  $     (704,272)  $   (1,080,189)
   Net realized gains (losses).....        2,996,486          583,289       44,216,450       12,637,365
   Change in unrealized gains
     (losses) on investments.......      (1,860,308)        2,285,873     (87,814,803)       84,057,197
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          950,699        2,729,462     (44,302,625)       95,614,373
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           12,959            5,906        4,383,439        4,672,517
   Net transfers (including fixed
     account)......................        (386,089)          234,744      (2,800,256)      (5,142,199)
   Contract charges................            (708)            (843)        (104,410)        (115,141)
   Transfers for contract benefits
     and terminations..............      (1,390,001)        (976,258)     (34,400,730)     (35,398,255)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,763,839)        (736,451)     (32,921,957)     (35,983,078)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (813,140)        1,993,011     (77,224,582)       59,631,295
NET ASSETS:
   Beginning of year...............        9,509,065        7,516,054      345,629,105      285,997,810
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     8,695,925  $     9,509,065  $   268,404,523  $   345,629,105
                                     ===============  ===============  ===============  ===============

                                            BHFTI PIMCO INFLATION
                                               PROTECTED BOND
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2018             2017
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        85,773   $        73,746
   Net realized gains (losses).....        (586,697)         (817,526)
   Change in unrealized gains
     (losses) on investments.......      (1,119,276)         1,722,271
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,620,200)           978,491
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          953,725         1,344,148
   Net transfers (including fixed
     account)......................        1,666,458           637,111
   Contract charges................          (8,812)          (10,221)
   Transfers for contract benefits
     and terminations..............      (4,931,669)       (6,673,502)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,320,298)       (4,702,464)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (3,940,498)       (3,723,973)
NET ASSETS:
   Beginning of year...............       44,339,886        48,063,859
                                     ---------------   ---------------
   End of year.....................  $    40,399,388   $    44,339,886
                                     ===============   ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                             BHFTI
                                                                           SCHRODERS
                                                                            GLOBAL           BHFTI SSGA GROWTH AND
                                        BHFTI PIMCO TOTAL RETURN          MULTI-ASSET             INCOME ETF
                                               SUBACCOUNT                 SUBACCOUNT              SUBACCOUNT
                                     --------------------------------  ---------------  -------------------------------
                                          2018              2017           2018 (a)          2018            2017
                                     ---------------  ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (471,772)  $       174,227  $           418  $    1,116,293  $     1,277,273
   Net realized gains (losses).....        (398,806)          887,074            2,021       5,782,180        1,220,452
   Change in unrealized gains
     (losses) on investments.......      (2,262,786)        3,696,672          (5,712)    (14,682,180)       12,013,625
                                     ---------------  ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (3,133,364)        4,757,973          (3,273)     (7,783,707)       14,511,350
                                     ---------------  ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,694,282        2,097,228            5,778       1,632,751        1,817,556
   Net transfers (including fixed
     account)......................        3,040,782        5,470,620           43,997     (1,187,983)        (651,094)
   Contract charges................         (34,209)         (40,403)               --        (99,202)        (106,557)
   Transfers for contract benefits
     and terminations..............     (20,768,224)     (24,873,397)            (382)    (10,521,991)      (9,695,606)
                                     ---------------  ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (16,067,369)     (17,345,952)           49,393    (10,176,425)      (8,635,701)
                                     ---------------  ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets...............     (19,200,733)     (12,587,979)           46,120    (17,960,132)        5,875,649
NET ASSETS:
   Beginning of year...............      163,277,023      175,865,002               --     110,308,883      104,433,234
                                     ---------------  ---------------  ---------------  --------------  ---------------
   End of year.....................  $   144,076,290  $   163,277,023  $        46,120  $   92,348,751  $   110,308,883
                                     ===============  ===============  ===============  ==============  ===============



                                                                               BHFTI T. ROWE PRICE
                                            BHFTI SSGA GROWTH ETF                LARGE CAP VALUE
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2018             2017             2018             2017
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,097,201   $     1,211,595  $     1,019,468  $     1,919,331
   Net realized gains (losses).....        9,799,181         3,008,417       36,267,125       36,166,930
   Change in unrealized gains
     (losses) on investments.......     (24,522,882)        19,535,037     (72,475,425)       14,331,993
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (13,626,500)        23,755,049     (35,188,832)       52,418,254
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,173,878         3,279,977        3,528,836        3,582,452
   Net transfers (including fixed
     account)......................      (2,328,514)       (1,833,077)        (413,198)      (3,684,112)
   Contract charges................        (123,765)         (133,017)        (105,780)        (119,973)
   Transfers for contract benefits
     and terminations..............     (11,975,386)      (12,692,531)     (43,819,323)     (43,330,022)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (11,253,787)      (11,378,648)     (40,809,465)     (43,551,655)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (24,880,287)        12,376,401     (75,998,297)        8,866,599
NET ASSETS:
   Beginning of year...............      148,452,972       136,076,571      375,860,857      366,994,258
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $   123,572,685   $   148,452,972  $   299,862,560  $   375,860,857
                                     ===============   ===============  ===============  ===============



                                            BHFTI T. ROWE PRICE             BHFTI VICTORY SYCAMORE
                                              MID CAP GROWTH                     MID CAP VALUE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (27,427)  $      (26,690)  $     (447,401)  $     (336,504)
   Net realized gains (losses).....          230,180          146,320        6,240,234          463,002
   Change in unrealized gains
     (losses) on investments.......        (246,363)          169,543      (9,698,125)        2,612,884
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (43,610)          289,173      (3,905,292)        2,739,382
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --            1,097          109,369          184,353
   Net transfers (including fixed
     account)......................         (29,154)           45,094        (263,429)        (390,003)
   Contract charges................            (243)            (287)          (4,045)          (4,844)
   Transfers for contract benefits
     and terminations..............        (134,804)        (162,304)      (3,833,853)      (6,049,742)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (164,201)        (116,400)      (3,991,958)      (6,260,236)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (207,811)          172,773      (7,897,250)      (3,520,854)
NET ASSETS:
   Beginning of year...............        1,483,222        1,310,449       37,197,594       40,718,448
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,275,411  $     1,483,222  $    29,300,344  $    37,197,594
                                     ===============  ===============  ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                 BHFTII BLACKROCK
                                        BHFTII BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                            2018              2017             2018             2017
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      2,040,801  $     1,971,016  $   (2,499,154)  $   (2,288,849)
   Net realized gains (losses)......         (471,389)          202,500       39,527,579       14,242,166
   Change in unrealized gains
     (losses) on investments........       (4,005,202)          988,543     (33,069,448)       37,826,058
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (2,435,790)        3,162,059        3,958,977       49,779,375
                                      ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           960,997          993,433          955,040          927,354
   Net transfers (including fixed
     account).......................           427,375        1,940,577        (535,266)      (2,044,679)
   Contract charges.................          (31,826)         (36,495)         (53,565)         (56,866)
   Transfers for contract benefits
     and terminations...............      (15,220,369)     (16,942,269)     (23,111,852)     (19,469,196)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (13,863,823)     (14,044,754)     (22,745,643)     (20,643,387)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (16,299,613)     (10,882,695)     (18,786,666)       29,135,988
NET ASSETS:
   Beginning of year................       121,551,846      132,434,541      191,718,105      162,582,117
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $    105,252,233  $   121,551,846  $   172,931,439  $   191,718,105
                                      ================  ===============  ===============  ===============

                                              BHFTII BLACKROCK                 BHFTII BRIGHTHOUSE
                                            ULTRA-SHORT TERM BOND              ASSET ALLOCATION 20
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                           2018             2017              2018             2017
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (797,721)  $   (2,333,551)  $       109,540  $        116,078
   Net realized gains (losses)......          489,943          269,964           75,194           160,832
   Change in unrealized gains
     (losses) on investments........          829,844          784,408        (852,435)           750,335
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          522,066      (1,279,179)        (667,701)         1,027,245
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       12,431,275        7,792,965          238,583           305,258
   Net transfers (including fixed
     account).......................        5,830,193        (569,613)          205,381         (274,019)
   Contract charges.................         (82,032)         (94,816)          (5,849)           (6,716)
   Transfers for contract benefits
     and terminations...............     (30,765,078)     (38,541,766)      (2,968,489)       (3,093,966)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (12,585,642)     (31,413,230)      (2,530,374)       (3,069,443)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (12,063,576)     (32,692,409)      (3,198,075)       (2,042,198)
NET ASSETS:
   Beginning of year................      181,229,925      213,922,334       18,176,787        20,218,985
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   169,166,349  $   181,229,925  $    14,978,712  $     18,176,787
                                      ===============  ===============  ===============  ================

                                              BHFTII BRIGHTHOUSE                  BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 40                 ASSET ALLOCATION 60
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018             2017
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        371,403  $        437,991  $       846,847   $     1,404,686
   Net realized gains (losses)......         1,880,397         2,203,028       18,210,637        19,897,704
   Change in unrealized gains
     (losses) on investments........       (5,452,143)         3,214,245     (50,099,114)        34,951,811
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (3,200,343)         5,855,264     (31,041,630)        56,254,201
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           884,887         1,412,389        8,813,393         9,625,180
   Net transfers (including fixed
     account).......................           125,723       (1,421,681)      (3,130,024)       (2,747,304)
   Contract charges.................          (27,049)          (30,646)        (243,069)         (265,907)
   Transfers for contract benefits
     and terminations...............       (8,777,633)      (10,777,891)     (45,080,986)      (61,960,015)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (7,794,072)      (10,817,829)     (39,640,686)      (55,348,046)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (10,994,415)       (4,962,565)     (70,682,316)           906,155
NET ASSETS:
   Beginning of year................        63,546,568        68,509,133      453,115,632       452,209,477
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     52,552,153  $     63,546,568  $   382,433,316   $   453,115,632
                                      ================  ================  ===============   ===============

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 80
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (2,112,373)  $      (551,013)
   Net realized gains (losses)......        31,208,296        35,985,181
   Change in unrealized gains
     (losses) on investments........      (85,155,118)        59,654,478
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (56,059,195)        95,088,646
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        15,500,978        14,735,267
   Net transfers (including fixed
     account).......................         (879,296)       (3,798,439)
   Contract charges.................         (335,235)         (363,069)
   Transfers for contract benefits
     and terminations...............      (54,364,060)      (57,391,929)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (40,077,613)      (46,818,170)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (96,136,808)        48,270,476
NET ASSETS:
   Beginning of year................       622,556,295       574,285,819
                                      ----------------  ----------------
   End of year......................  $    526,419,487  $    622,556,295
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTII BRIGHTHOUSE/ARTISAN       BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                MID CAP VALUE               INTERNATIONAL SMALL COMPANY
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (23,358)  $      (21,805)  $         2,742  $        (2,031)
   Net realized gains (losses)......           165,531           46,528           47,665            25,976
   Change in unrealized gains
     (losses) on investments........         (373,632)          153,258        (240,643)           131,765
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (231,459)          177,981        (190,236)           155,710
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --            3,808                --
   Net transfers (including fixed
     account).......................          (18,448)           25,250          123,059           158,624
   Contract charges.................             (114)            (130)             (33)              (34)
   Transfers for contract benefits
     and terminations...............         (263,931)         (78,074)         (46,470)          (55,447)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (282,493)         (52,954)           80,364           103,143
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (513,952)          125,027        (109,872)           258,853
NET ASSETS:
   Beginning of year................         1,833,989        1,708,962          802,655           543,802
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      1,320,037  $     1,833,989  $       692,783  $        802,655
                                      ================  ===============  ===============  ================

                                        BHFTII BRIGHTHOUSE/WELLINGTON     BHFTII BRIGHTHOUSE/WELLINGTON
                                                  BALANCED                  CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  --------------------------------
                                            2018            2017             2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,161,985  $     1,557,193  $      (52,288)  $     (266,192)
   Net realized gains (losses)......       21,670,073       10,481,125        7,183,175        4,295,905
   Change in unrealized gains
     (losses) on investments........     (33,381,060)       18,461,311      (8,638,840)       14,781,315
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............     (10,549,002)       30,499,629      (1,507,953)       18,811,028
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,046,557        2,411,199          328,903          430,622
   Net transfers (including fixed
     account).......................      (1,568,551)      (1,767,654)      (2,226,347)      (1,639,947)
   Contract charges.................        (116,040)        (125,296)         (24,660)         (28,720)
   Transfers for contract benefits
     and terminations...............     (21,957,854)     (22,822,426)     (15,088,461)     (15,387,002)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (21,595,888)     (22,304,177)     (17,010,565)     (16,625,047)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (32,144,890)        8,195,452     (18,518,518)        2,185,981
NET ASSETS:
   Beginning of year................      239,161,037      230,965,585      120,932,383      118,746,402
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $   207,016,147  $   239,161,037  $   102,413,865  $   120,932,383
                                      ===============  ===============  ===============  ===============


                                       BHFTII FRONTIER MID CAP GROWTH        BHFTII JENNISON GROWTH
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  --------------------------------
                                           2018              2017            2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,097,756)  $   (1,099,280)  $   (4,131,892)  $   (3,815,460)
   Net realized gains (losses)......       10,807,504        4,383,033       73,968,883       33,751,923
   Change in unrealized gains
     (losses) on investments........     (14,449,546)       12,629,914     (69,831,757)       82,465,289
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (4,739,798)       15,913,667            5,234      112,401,752
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          466,612          441,376        4,039,806        3,890,806
   Net transfers (including fixed
     account).......................        (560,162)        (324,181)      (6,004,305)      (6,103,469)
   Contract charges.................         (35,756)         (39,378)        (196,181)        (202,722)
   Transfers for contract benefits
     and terminations...............      (7,907,162)      (9,940,163)     (40,007,573)     (35,186,374)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (8,036,468)      (9,862,346)     (42,168,253)     (37,601,759)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (12,776,266)        6,051,321     (42,163,019)       74,799,993
NET ASSETS:
   Beginning of year................       77,610,257       71,558,936      405,643,359      330,843,366
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    64,833,991  $    77,610,257  $   363,480,340  $   405,643,359
                                      ===============  ===============  ===============  ===============

                                            BHFTII LOOMIS SAYLES
                                               SMALL CAP CORE
                                                 SUBACCOUNT
                                      --------------------------------
                                           2018              2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (30,991)  $      (20,207)
   Net realized gains (losses)......          165,884           55,775
   Change in unrealized gains
     (losses) on investments........        (351,478)          108,713
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (216,585)          144,281
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            4,929              765
   Net transfers (including fixed
     account).......................          246,322          681,997
   Contract charges.................             (63)             (56)
   Transfers for contract benefits
     and terminations...............         (97,381)         (53,476)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          153,807          629,230
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (62,778)          773,511
NET ASSETS:
   Beginning of year................        1,468,973          695,462
                                      ---------------  ---------------
   End of year......................  $     1,406,195  $     1,468,973
                                      ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTII METLIFE                    BHFTII METLIFE
                                           AGGREGATE BOND INDEX               MID CAP STOCK INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       991,054  $     1,050,953  $         6,618  $        25,228
   Net realized gains (losses).....        (227,686)           18,525        2,002,242        1,676,207
   Change in unrealized gains
     (losses) on investments.......      (1,602,047)          177,405      (4,214,820)          811,175
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (838,679)        1,246,883      (2,205,960)        2,512,610
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          858,523        1,063,895          956,423          953,402
   Net transfers (including fixed
     account)......................          121,761      (1,059,289)        (372,857)          596,931
   Contract charges................         (29,707)         (32,999)          (7,286)          (7,816)
   Transfers for contract benefits
     and terminations..............      (5,736,438)      (6,126,723)      (2,334,277)      (2,562,906)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,785,861)      (6,155,116)      (1,757,997)      (1,020,389)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (5,624,540)      (4,908,233)      (3,963,957)        1,492,221
NET ASSETS:
   Beginning of year...............       57,551,248       62,459,481       19,314,230       17,822,009
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    51,926,708  $    57,551,248  $    15,350,273  $    19,314,230
                                     ===============  ===============  ===============  ===============

                                              BHFTII METLIFE
                                            MSCI EAFE(R) INDEX         BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                     --------------------------------  ------------------------------------
                                           2018            2017                2018             2017
                                     ---------------  ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       914,947  $       774,168    $      (94,862)   $        23,319
   Net realized gains (losses).....        (447,150)        (765,699)         11,351,906         8,750,111
   Change in unrealized gains
     (losses) on investments.......      (7,887,972)       10,532,464       (23,166,686)         5,073,819
                                     ---------------  ---------------    ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (7,420,175)       10,540,933       (11,909,642)        13,847,249
                                     ---------------  ---------------    ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,224,440        1,288,022          1,593,882         1,707,460
   Net transfers (including fixed
     account)......................        (405,834)        (593,910)        (1,276,675)       (2,499,306)
   Contract charges................         (21,575)         (24,349)           (49,265)          (52,956)
   Transfers for contract benefits
     and terminations..............      (4,295,040)      (5,178,536)       (10,699,046)      (11,299,470)
                                     ---------------  ---------------    ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,498,009)      (4,508,773)       (10,431,104)      (12,144,272)
                                     ---------------  ---------------    ---------------   ---------------
     Net increase (decrease)
       in net assets...............     (10,918,184)        6,032,160       (22,340,746)         1,702,977
NET ASSETS:
   Beginning of year...............       52,579,273       46,547,113        112,322,154       110,619,177
                                     ---------------  ---------------    ---------------   ---------------
   End of year.....................  $    41,661,089  $    52,579,273    $    89,981,408   $   112,322,154
                                     ===============  ===============    ===============   ===============


                                        BHFTII METLIFE STOCK INDEX        BHFTII MFS(R) TOTAL RETURN
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     4,691,421  $     4,447,815  $     2,027,487  $     3,041,041
   Net realized gains (losses).....       80,542,255       54,259,223       24,770,041       26,492,614
   Change in unrealized gains
     (losses) on investments.......    (129,016,686)       96,971,350     (48,721,468)        4,916,760
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (43,783,010)      155,678,388     (21,923,940)       34,450,415
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        9,727,869       10,949,922        2,726,514        3,034,275
   Net transfers (including fixed
     account)......................     (12,112,644)      (7,931,241)      (2,338,818)      (1,698,620)
   Contract charges................        (385,471)        (413,392)        (106,076)        (122,275)
   Transfers for contract benefits
     and terminations..............     (82,849,478)     (92,174,867)     (37,994,645)     (46,082,928)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (85,619,724)     (89,569,578)     (37,713,025)     (44,869,548)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............    (129,402,734)       66,108,810     (59,636,965)     (10,419,133)
NET ASSETS:
   Beginning of year...............      884,599,164      818,490,354      336,697,082      347,116,215
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   755,196,430  $   884,599,164  $   277,060,117  $   336,697,082
                                     ===============  ===============  ===============  ===============


                                            BHFTII MFS(R) VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (96,422)  $       603,505
   Net realized gains (losses).....        9,010,465        9,356,110
   Change in unrealized gains
     (losses) on investments.......     (22,543,998)        9,110,481
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (13,629,955)       19,070,096
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,075,543        1,112,289
   Net transfers (including fixed
     account)......................        5,237,395      (1,351,109)
   Contract charges................         (31,438)         (33,296)
   Transfers for contract benefits
     and terminations..............     (15,551,351)     (17,765,705)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,269,851)     (18,037,821)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (22,899,806)        1,032,275
NET ASSETS:
   Beginning of year...............      128,018,025      126,985,750
                                     ---------------  ---------------
   End of year.....................  $   105,118,219  $   128,018,025
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTII NEUBERGER                 BHFTII T. ROWE PRICE
                                               BERMAN GENESIS                    LARGE CAP GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2018              2017              2018            2017
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (633,087)  $      (606,076)  $     (869,147)  $     (870,201)
   Net realized gains (losses)......        9,659,223         8,402,998       13,731,679        5,356,604
   Change in unrealized gains
     (losses) on investments........     (12,969,747)            76,687     (14,072,775)       11,491,916
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (3,943,611)         7,873,609      (1,210,243)       15,978,319
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          613,381           591,515          961,574          842,068
   Net transfers (including fixed
     account).......................         (41,833)         (854,012)      (1,109,986)        1,053,592
   Contract charges.................         (22,607)          (24,396)         (14,582)         (15,707)
   Transfers for contract benefits
     and terminations...............      (6,757,278)       (8,914,561)      (6,307,807)      (6,901,192)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (6,208,337)       (9,201,454)      (6,470,801)      (5,021,239)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (10,151,948)       (1,327,845)      (7,681,044)       10,957,080
NET ASSETS:
   Beginning of year................       59,769,456        61,097,301       63,630,978       52,673,898
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    49,617,508  $     59,769,456  $    55,949,934  $    63,630,978
                                      ===============  ================  ===============  ===============

                                             BHFTII T. ROWE PRICE           BHFTII WESTERN ASSET MANAGEMENT
                                               SMALL CAP GROWTH              STRATEGIC BOND OPPORTUNITIES
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (1,529,441)  $    (1,372,057)  $      5,408,068  $     3,714,274
   Net realized gains (losses)......        14,818,829        10,773,401           427,440        1,676,804
   Change in unrealized gains
     (losses) on investments........      (21,182,188)        12,095,603      (14,112,643)        5,056,568
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (7,892,800)        21,496,947       (8,277,135)       10,447,646
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,160,052         2,086,827         1,390,314          863,622
   Net transfers (including fixed
     account).......................         (575,935)         (482,076)           279,482        3,679,025
   Contract charges.................          (41,545)          (43,930)          (33,038)         (40,171)
   Transfers for contract benefits
     and terminations...............      (12,452,179)      (13,605,017)      (21,307,847)     (24,402,903)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (10,909,607)      (12,044,196)      (19,671,089)     (19,900,427)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (18,802,407)         9,452,751      (27,948,224)      (9,452,781)
NET ASSETS:
   Beginning of year................       118,103,918       108,651,167       161,437,591      170,890,372
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     99,301,511  $    118,103,918  $    133,489,367  $   161,437,591
                                      ================  ================  ================  ===============

                                        BHFTII WESTERN ASSET MANAGEMENT
                                                U.S. GOVERNMENT             DELAWARE VIP SMALL CAP VALUE
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  --------------------------------
                                            2018              2017             2018              2017
                                      ----------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        639,292  $       962,178   $        21,757  $        23,595
   Net realized gains (losses)......         (501,935)        (237,206)         1,121,500          687,029
   Change in unrealized gains
     (losses) on investments........         (457,171)        (274,918)       (2,881,874)          472,927
                                      ----------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (319,814)          450,054       (1,738,617)        1,183,551
                                      ----------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           842,085          908,994           115,277           97,415
   Net transfers (including fixed
     account).......................           509,823        1,861,183         (309,574)        (120,148)
   Contract charges.................          (31,878)         (36,285)              (19)             (36)
   Transfers for contract benefits
     and terminations...............       (8,411,859)      (9,946,178)       (1,223,248)      (1,040,798)
                                      ----------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (7,091,829)      (7,212,286)       (1,417,564)      (1,063,567)
                                      ----------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets...............       (7,411,643)      (6,762,232)       (3,156,181)          119,984
NET ASSETS:
   Beginning of year................        68,510,028       75,272,260        11,407,245       11,287,261
                                      ----------------  ---------------   ---------------  ---------------
   End of year......................  $     61,098,385  $    68,510,028   $     8,251,064  $    11,407,245
                                      ================  ===============   ===============  ===============


                                       DREYFUS SUSTAINABLE U.S. EQUITY
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2018              2017
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (3,453)  $        (6,031)
   Net realized gains (losses)......          106,490            41,935
   Change in unrealized gains
     (losses) on investments........        (140,260)            26,576
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (37,223)            62,480
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           37,892                --
   Net transfers (including fixed
     account).......................          (3,864)             3,406
   Contract charges.................             (11)              (18)
   Transfers for contract benefits
     and terminations...............         (21,068)          (15,571)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           12,949          (12,183)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (24,274)            50,297
NET ASSETS:
   Beginning of year................          553,728           503,431
                                      ---------------  ----------------
   End of year......................  $       529,454  $        553,728
                                      ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               DWS GOVERNMENT &
                                             AGENCY SECURITIES VIP            DWS SMALL MID CAP VALUE VIP
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          5,815  $          4,382  $       (38,921)  $       (66,187)
   Net realized gains (losses)......          (31,818)          (54,999)           697,340           204,930
   Change in unrealized gains
     (losses) on investments........           (4,860)            38,670       (1,360,304)           176,609
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (30,863)          (11,947)         (701,885)           315,352
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --             2,480            13,913             7,293
   Net transfers (including fixed
     account).......................          (82,836)          (44,276)            65,422           109,341
   Contract charges.................             (276)             (403)             (727)             (883)
   Transfers for contract benefits
     and terminations...............         (109,582)         (481,708)         (279,612)         (557,377)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (192,694)         (523,907)         (201,004)         (441,626)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (223,557)         (535,854)         (902,889)         (126,274)
NET ASSETS:
   Beginning of year................         1,729,536         2,265,390         4,107,166         4,233,440
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,505,979  $      1,729,536  $      3,204,277  $      4,107,166
                                      ================  ================  ================  ================

                                                                           FIDELITY(R) VIP DYNAMIC CAPITAL
                                          FIDELITY(R) VIP CONTRAFUND                APPRECIATION
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018             2017              2018              2017
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (1,977,158)  $   (1,317,489)  $       (18,547)  $      (13,853)
   Net realized gains (losses)......        24,378,202       18,204,320           270,547          238,225
   Change in unrealized gains
     (losses) on investments........      (36,778,465)       21,049,279         (345,902)          133,019
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (14,377,421)       37,936,110          (93,902)          357,391
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,924,364        3,537,036            19,102           17,212
   Net transfers (including fixed
     account).......................       (3,353,234)      (4,199,830)           (2,791)        (111,970)
   Contract charges.................          (59,780)         (65,501)             (138)            (161)
   Transfers for contract benefits
     and terminations...............      (23,728,407)     (25,876,638)         (226,761)        (193,497)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (24,217,057)     (26,604,933)         (210,588)        (288,416)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (38,594,478)       11,331,177         (304,490)           68,975
NET ASSETS:
   Beginning of year................       212,284,338      200,953,161         1,870,222        1,801,247
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $    173,689,860  $   212,284,338  $      1,565,732  $     1,870,222
                                      ================  ===============  ================  ===============


                                         FIDELITY(R) VIP EQUITY-INCOME     FIDELITY(R) VIP FREEDOM 2020
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     2,087,580   $       968,011  $         1,955   $         1,608
   Net realized gains (losses)......       12,269,132         7,112,383           11,728            31,842
   Change in unrealized gains
     (losses) on investments........     (34,753,495)        17,246,984         (37,111)             6,909
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............     (20,396,783)        25,327,378         (23,428)            40,359
                                      ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,299,329         2,861,633           59,477            32,388
   Net transfers (including fixed
     account).......................      (2,698,990)       (3,883,993)           32,795               675
   Contract charges.................        (107,300)         (119,990)          (2,217)             (663)
   Transfers for contract benefits
     and terminations...............     (21,223,019)      (22,964,471)         (21,609)         (176,644)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (21,729,980)      (24,106,821)           68,446         (144,244)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............     (42,126,763)         1,220,557           45,018         (103,885)
NET ASSETS:
   Beginning of year................      235,072,085       233,851,528          321,970           425,855
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $   192,945,322   $   235,072,085  $       366,988   $       321,970
                                      ===============   ===============  ===============   ===============


                                         FIDELITY(R) VIP FREEDOM 2025
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          7,220  $          1,067
   Net realized gains (losses)......            11,536            26,230
   Change in unrealized gains
     (losses) on investments........         (102,208)            28,142
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (83,452)            55,439
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           113,982            87,507
   Net transfers (including fixed
     account).......................           614,554         (137,509)
   Contract charges.................           (2,086)             (669)
   Transfers for contract benefits
     and terminations...............          (39,961)              (90)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           686,489          (50,761)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............           603,037             4,678
NET ASSETS:
   Beginning of year................           339,959           335,281
                                      ----------------  ----------------
   End of year......................  $        942,996  $        339,959
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         FIDELITY(R) VIP FREEDOM 2030       FIDELITY(R) VIP FREEDOM 2040
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,576  $          2,654  $             76  $            169
   Net realized gains (losses)......            18,291            31,323             5,836             3,091
   Change in unrealized gains
     (losses) on investments........          (75,842)            42,316          (25,720)            15,100
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (55,975)            76,293          (19,808)            18,360
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           111,608            51,656            55,236            47,007
   Net transfers (including fixed
     account).......................            35,663           214,273            14,474                39
   Contract charges.................           (2,406)             (577)             (187)              (39)
   Transfers for contract benefits
     and terminations...............          (65,944)         (362,348)          (18,767)           (1,324)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..            78,921          (96,996)            50,756            45,683
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............            22,946          (20,703)            30,948            64,043
NET ASSETS:
   Beginning of year................           540,637           561,340           126,195            62,152
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        563,583  $        540,637  $        157,143  $        126,195
                                      ================  ================  ================  ================

                                        FIDELITY(R) VIP FREEDOM 2050       FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,608  $            352  $    (4,819,953)  $    (5,485,217)
   Net realized gains (losses)......             4,685             2,630        73,600,062        14,787,783
   Change in unrealized gains
     (losses) on investments........          (49,967)             7,705     (120,518,579)        76,161,580
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (43,674)            10,687      (51,738,470)        85,464,146
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            94,690            35,441            11,019                --
   Net transfers (including fixed
     account).......................           214,869            40,546             (109)           (7,693)
   Contract charges.................             (287)              (85)                --                --
   Transfers for contract benefits
     and terminations...............           (8,589)          (19,649)      (29,209,742)      (27,427,663)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           300,683            56,253      (29,198,832)      (27,435,356)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............           257,009            66,940      (80,937,302)        58,028,790
NET ASSETS:
   Beginning of year................           114,743            47,803       651,221,411       593,192,621
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        371,752  $        114,743  $    570,284,109  $    651,221,411
                                      ================  ================  ================  ================

                                          FIDELITY(R) VIP HIGH INCOME           FIDELITY(R) VIP MID CAP
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        713,334  $        747,939  $   (2,371,014)   $   (2,165,185)
   Net realized gains (losses)......         (243,978)         (214,451)       27,276,471        16,524,181
   Change in unrealized gains
     (losses) on investments........       (1,213,210)           517,750     (62,570,723)        29,690,294
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (743,854)         1,051,238     (37,665,266)        44,049,290
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           186,660           164,177        4,799,782         5,485,328
   Net transfers (including fixed
     account).......................            63,962         (146,133)      (3,982,356)       (3,245,261)
   Contract charges.................           (9,747)          (11,021)         (63,553)          (70,362)
   Transfers for contract benefits
     and terminations...............       (2,223,316)       (2,153,346)     (25,961,519)      (27,846,003)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,982,441)       (2,146,323)     (25,207,646)      (25,676,298)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       (2,726,295)       (1,095,085)     (62,872,912)        18,372,992
NET ASSETS:
   Beginning of year................        18,374,730        19,469,815      263,863,750       245,490,758
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     15,648,435  $     18,374,730  $   200,990,838   $   263,863,750
                                      ================  ================  ===============   ===============

                                         FTVIPT FRANKLIN INCOME VIP
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2018              2017
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       543,510  $        456,881
   Net realized gains (losses)......          205,006           182,658
   Change in unrealized gains
     (losses) on investments........      (1,747,573)           810,184
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (999,057)         1,449,723
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           43,791            38,767
   Net transfers (including fixed
     account).......................         (82,211)           283,708
   Contract charges.................          (3,374)           (3,810)
   Transfers for contract benefits
     and terminations...............      (2,561,484)       (2,406,815)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,603,278)       (2,088,150)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (3,602,335)         (638,427)
NET ASSETS:
   Beginning of year................       19,075,858        19,714,285
                                      ---------------  ----------------
   End of year......................  $    15,473,523  $     19,075,858
                                      ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               FTVIPT FRANKLIN               FTVIPT FRANKLIN RISING
                                              MUTUAL SHARES VIP                   DIVIDENDS VIP
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ----------------------------------
                                            2018            2017              2018              2017
                                      ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        96,733  $        90,388  $       (92,526)  $       (56,299)
   Net realized gains (losses)......          716,190          885,353         1,479,237         1,037,616
   Change in unrealized gains
     (losses) on investments........      (2,142,879)         (38,333)       (2,238,427)         1,443,211
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,329,956)          937,408         (851,716)         2,424,528
                                      ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           10,966           34,422            18,364            31,654
   Net transfers (including fixed
     account).......................          157,076          131,147         (581,735)           381,020
   Contract charges.................          (5,339)          (5,882)           (3,608)           (4,055)
   Transfers for contract benefits
     and terminations...............      (1,781,366)      (1,765,842)       (1,405,101)       (2,073,673)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,618,663)      (1,606,155)       (1,972,080)       (1,665,054)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (2,948,619)        (668,747)       (2,823,796)           759,474
NET ASSETS:
   Beginning of year................       14,138,169       14,806,916        14,883,621        14,124,147
                                      ---------------  ---------------  ----------------  ----------------
   End of year......................  $    11,189,550  $    14,138,169  $     12,059,825  $     14,883,621
                                      ===============  ===============  ================  ================

                                               FTVIPT FRANKLIN              FTVIPT TEMPLETON DEVELOPING
                                          SMALL-MID CAP GROWTH VIP                  MARKETS VIP
                                                 SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2018             2017             2018             2017
                                      ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (406,349)  $     (420,823)  $      (56,702)   $      (35,736)
   Net realized gains (losses)......        2,147,876        1,789,435           21,747         (197,414)
   Change in unrealized gains
     (losses) on investments........      (3,100,867)        2,887,297      (3,020,054)         5,762,682
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,359,340)        4,255,909      (3,055,009)         5,529,532
                                      ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          131,270          170,340          604,922           661,629
   Net transfers (including fixed
     account).......................        (366,311)        (416,615)        (146,279)           380,931
   Contract charges.................          (6,102)          (6,853)          (6,978)           (7,903)
   Transfers for contract benefits
     and terminations...............      (2,742,187)      (3,236,220)      (2,114,460)       (2,165,241)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,983,330)      (3,489,348)      (1,662,795)       (1,130,584)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (4,342,670)          766,561      (4,717,804)         4,398,948
NET ASSETS:
   Beginning of year................       24,229,242       23,462,681       19,036,999        14,638,051
                                      ---------------  ---------------  ---------------   ---------------
   End of year......................  $    19,886,572  $    24,229,242  $    14,319,195   $    19,036,999
                                      ===============  ===============  ===============   ===============


                                         FTVIPT TEMPLETON FOREIGN VIP          INVESCO V.I. COMSTOCK
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        456,473  $       463,827  $       (2,104)  $         18,113
   Net realized gains (losses)......           255,216          447,603          753,737           588,604
   Change in unrealized gains
     (losses) on investments........       (9,744,281)        6,818,738      (1,325,843)           115,406
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (9,032,592)        7,730,168        (574,210)           722,123
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           399,215          506,699               --                --
   Net transfers (including fixed
     account).......................         2,476,863      (1,368,143)        (255,710)          (50,560)
   Contract charges.................           (9,086)         (11,066)            (420)             (534)
   Transfers for contract benefits
     and terminations...............       (6,049,646)      (6,393,937)        (466,434)       (1,070,360)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,182,654)      (7,266,447)        (722,564)       (1,121,454)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (12,215,246)          463,721      (1,296,774)         (399,331)
NET ASSETS:
   Beginning of year................        55,918,436       55,454,715        4,984,389         5,383,720
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     43,703,190  $    55,918,436  $     3,687,615  $      4,984,389
                                      ================  ===============  ===============  ================


                                       INVESCO V.I. DIVERSIFIED DIVIDEND
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018             2017
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (3,174)   $       (8,719)
   Net realized gains (losses)......          148,583           142,643
   Change in unrealized gains
     (losses) on investments........        (225,835)          (65,659)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (80,426)            68,265
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --             2,574
   Net transfers (including fixed
     account).......................        (211,494)           (4,447)
   Contract charges.................             (42)              (74)
   Transfers for contract benefits
     and terminations...............         (79,230)         (207,491)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (290,766)         (209,438)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............        (371,192)         (141,173)
NET ASSETS:
   Beginning of year................        1,111,690         1,252,863
                                      ---------------   ---------------
   End of year......................  $       740,498   $     1,111,690
                                      ===============   ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                        INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        130,140  $       (96,705)  $          6,727  $          5,639
   Net realized gains (losses)......         3,522,415         2,563,249          (62,042)          (22,740)
   Change in unrealized gains
     (losses) on investments........       (8,606,299)         1,753,109          (51,641)            16,966
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (4,953,744)         4,219,653         (106,956)             (135)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           251,988           150,295                --                --
   Net transfers (including fixed
     account).......................            29,290         1,518,451         (135,154)           225,240
   Contract charges.................          (15,565)          (17,479)             (775)           (1,027)
   Transfers for contract benefits
     and terminations...............       (5,914,042)       (6,649,182)       (1,044,574)         (672,249)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (5,648,329)       (4,997,915)       (1,180,503)         (448,036)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (10,602,073)         (778,262)       (1,287,459)         (448,171)
NET ASSETS:
   Beginning of year................        49,006,572        49,784,834         6,969,659         7,417,830
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     38,404,499  $     49,006,572  $      5,682,200  $      6,969,659
                                      ================  ================  ================  ================

                                        INVESCO V.I. MANAGED VOLATILITY        INVESCO V.I. S&P 500 INDEX
                                                  SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2018              2017              2018               2017
                                      ----------------  ----------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (4,680)  $        (8,786)  $        (5,909)   $       (14,193)
   Net realized gains (losses)......            19,668          (24,201)           286,486            274,196
   Change in unrealized gains
     (losses) on investments........         (179,700)           142,731         (617,581)             62,578
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (164,712)           109,744         (337,004)            322,581
                                      ----------------  ----------------  ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --            12,200              1,589
   Net transfers (including fixed
     account).......................             5,589            97,218         1,545,035          (118,181)
   Contract charges.................             (335)             (408)             (219)              (330)
   Transfers for contract benefits
     and terminations...............         (138,667)          (52,249)         (107,888)          (278,694)
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (133,413)            44,561         1,449,128          (395,616)
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets...............         (298,125)           154,305         1,112,124           (73,035)
NET ASSETS:
   Beginning of year................         1,387,711         1,233,406         1,832,641          1,905,676
                                      ----------------  ----------------  ----------------   ----------------
   End of year......................  $      1,089,586  $      1,387,711  $      2,944,765   $      1,832,641
                                      ================  ================  ================   ================

                                          JANUS HENDERSON ENTERPRISE        JANUS HENDERSON GLOBAL RESEARCH
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018               2017             2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (178,905)  $      (166,716)  $          2,545  $            750
   Net realized gains (losses)......         1,774,432         1,528,103            12,001            84,097
   Change in unrealized gains
     (losses) on investments........       (1,732,020)         1,588,789          (60,782)            53,975
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (136,493)         2,950,176          (46,236)           138,822
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           243,736           164,253            30,920             9,394
   Net transfers (including fixed
     account).......................         (160,431)          (63,864)          (13,366)           (5,236)
   Contract charges.................           (1,178)           (1,392)               (5)               (4)
   Transfers for contract benefits
     and terminations...............       (1,900,594)       (1,429,690)           (8,794)         (240,708)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,818,467)       (1,330,693)             8,755         (236,554)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............       (1,954,960)         1,619,483          (37,481)          (97,732)
NET ASSETS:
   Beginning of year................        13,908,202        12,288,719           578,032           675,764
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     11,953,242  $     13,908,202  $        540,551  $        578,032
                                      ================  ================  ================  ================

                                           JANUS HENDERSON OVERSEAS
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        103,798  $         87,929
   Net realized gains (losses)......       (1,129,024)       (1,770,256)
   Change in unrealized gains
     (losses) on investments........       (3,926,288)         9,707,005
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (4,951,514)         8,024,678
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,113,171         1,312,066
   Net transfers (including fixed
     account).......................         (626,226)       (1,083,731)
   Contract charges.................          (13,988)          (15,943)
   Transfers for contract benefits
     and terminations...............       (3,505,470)       (3,754,885)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,032,513)       (3,542,493)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............       (7,984,027)         4,482,185
NET ASSETS:
   Beginning of year................        33,244,470        28,762,285
                                      ----------------  ----------------
   End of year......................  $     25,260,443  $     33,244,470
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                        LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                   APPRECIATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (3,173,268)  $   (3,606,185)  $     (845,697)  $     (989,805)
   Net realized gains (losses).....       35,780,431       37,197,330       24,969,013       20,864,193
   Change in unrealized gains
     (losses) on investments.......     (60,443,753)       12,126,476     (30,758,377)       20,977,054
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (27,836,590)       45,717,621      (6,635,061)       40,851,442
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,779,322        2,238,849          641,003          784,487
   Net transfers (including fixed
     account)......................      (4,334,443)      (3,172,487)      (2,796,105)      (1,989,016)
   Contract charges................        (135,875)        (152,070)        (115,877)        (127,214)
   Transfers for contract benefits
     and terminations..............     (36,454,006)     (36,708,246)     (29,694,456)     (27,220,772)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (39,145,002)     (37,793,954)     (31,965,435)     (28,552,515)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (66,981,592)        7,923,667     (38,600,496)       12,298,927
NET ASSETS:
   Beginning of year...............      336,447,646      328,523,979      257,501,920      245,202,993
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   269,466,054  $   336,447,646  $   218,901,424  $   257,501,920
                                     ===============  ===============  ===============  ===============

                                        LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                             DIVIDEND STRATEGY                  LARGE CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2018            2017              2018             2017
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (390,987)  $     (431,365)  $   (1,249,376)   $   (1,272,605)
   Net realized gains (losses).....       10,580,687        4,536,580        8,003,769         8,828,760
   Change in unrealized gains
     (losses) on investments.......     (15,624,160)       10,069,742      (7,357,704)        12,595,464
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (5,434,460)       14,174,957        (603,311)        20,151,619
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          500,557          143,736          706,494           577,827
   Net transfers (including fixed
     account)......................        (963,277)        (777,182)      (1,102,199)         (912,985)
   Contract charges................         (26,140)         (29,479)         (22,215)          (23,620)
   Transfers for contract benefits
     and terminations..............     (11,886,510)     (10,884,356)     (11,501,915)      (10,492,057)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,375,370)     (11,547,281)     (11,919,835)      (10,850,835)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............     (17,809,830)        2,627,676     (12,523,146)         9,300,784
NET ASSETS:
   Beginning of year...............       92,746,208       90,118,532       98,400,581        89,099,797
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    74,936,378  $    92,746,208  $    85,877,435   $    98,400,581
                                     ===============  ===============  ===============   ===============

                                        LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                              LARGE CAP VALUE                       MID CAP
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        42,447  $      (87,585)  $     (381,315)  $     (420,744)
   Net realized gains (losses).....       10,243,553        7,065,986        1,549,216        3,068,328
   Change in unrealized gains
     (losses) on investments.......     (20,521,882)        7,056,276      (5,276,434)          665,332
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (10,235,882)       14,034,677      (4,108,533)        3,312,916
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          325,689          389,897           27,743           32,539
   Net transfers (including fixed
     account)......................      (1,743,048)        (788,389)            2,159        (223,933)
   Contract charges................         (37,832)         (43,359)          (7,838)          (9,066)
   Transfers for contract benefits
     and terminations..............     (12,185,543)     (14,083,203)      (3,015,672)      (3,068,197)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (13,640,734)     (14,525,054)      (2,993,608)      (3,268,657)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (23,876,616)        (490,377)      (7,102,141)           44,259
NET ASSETS:
   Beginning of year...............      113,614,584      114,104,961       32,116,047       32,071,788
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    89,737,968  $   113,614,584  $    25,013,906  $    32,116,047
                                     ===============  ===============  ===============  ===============

                                        LMPVET CLEARBRIDGE VARIABLE
                                             SMALL CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                          2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (790,809)  $     (713,693)
   Net realized gains (losses).....        8,852,481        3,161,030
   Change in unrealized gains
     (losses) on investments.......      (6,704,144)        6,767,882
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,357,528        9,215,219
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          419,406          375,382
   Net transfers (including fixed
     account)......................         (25,250)        (973,765)
   Contract charges................         (13,316)         (12,998)
   Transfers for contract benefits
     and terminations..............      (5,766,560)      (5,573,956)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,385,720)      (6,185,337)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,028,192)        3,029,882
NET ASSETS:
   Beginning of year...............       47,414,500       44,384,618
                                     ---------------  ---------------
   End of year.....................  $    43,386,308  $    47,414,500
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           LMPVET QS VARIABLE
                                           CONSERVATIVE GROWTH             LMPVET QS VARIABLE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018             2017              2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       400,927  $       364,512  $       224,451  $        81,847
   Net realized gains (losses).....        2,051,849        6,160,566        1,219,299        3,651,196
   Change in unrealized gains
     (losses) on investments.......      (4,669,710)      (1,590,209)      (3,216,412)        (332,514)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (2,216,934)        4,934,869      (1,772,662)        3,400,529
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           87,254          123,612           43,063           41,136
   Net transfers (including fixed
     account)......................        (716,856)        (274,074)         (87,240)         (35,295)
   Contract charges................         (20,553)         (23,804)         (17,581)         (19,021)
   Transfers for contract benefits
     and terminations..............      (4,568,958)      (5,770,737)      (2,683,104)      (2,117,197)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,219,113)      (5,945,003)      (2,744,862)      (2,130,377)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (7,436,047)      (1,010,134)      (4,517,524)        1,270,152
NET ASSETS:
   Beginning of year...............       43,196,195       44,206,329       21,581,386       20,311,234
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    35,760,148  $    43,196,195  $    17,063,862  $    21,581,386
                                     ===============  ===============  ===============  ===============

                                            LMPVET QS VARIABLE
                                              MODERATE GROWTH           LMPVIT WESTERN ASSET CORE PLUS
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017            2018              2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       284,296  $       183,502  $       963,590  $     1,511,254
   Net realized gains (losses).....        1,579,728        6,229,627      (1,119,978)        (855,207)
   Change in unrealized gains
     (losses) on investments.......      (3,918,663)      (2,201,044)      (1,998,150)        1,682,695
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (2,054,639)        4,212,085      (2,154,538)        2,338,742
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          442,616           99,489          108,134           99,442
   Net transfers (including fixed
     account)......................         (60,655)        (543,314)          905,736        1,821,509
   Contract charges................         (21,354)         (23,775)         (14,258)         (17,275)
   Transfers for contract benefits
     and terminations..............      (3,016,958)      (4,267,053)      (7,079,147)      (7,575,067)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,656,351)      (4,734,653)      (6,079,535)      (5,671,391)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,710,990)        (522,568)      (8,234,073)      (3,332,649)
NET ASSETS:
   Beginning of year...............       29,571,019       30,093,587       56,825,306       60,157,955
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    24,860,029  $    29,571,019  $    48,591,233  $    56,825,306
                                     ===============  ===============  ===============  ===============

                                       LMPVIT WESTERN ASSET VARIABLE           MORGAN STANLEY VIS
                                          GLOBAL HIGH YIELD BOND                MULTI CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2018             2017             2018             2017
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       152,994  $       186,996  $      (18,571)   $      (17,745)
   Net realized gains (losses).....         (85,568)         (51,819)          301,280           114,923
   Change in unrealized gains
     (losses) on investments.......        (354,138)          225,619        (190,096)           191,890
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (286,712)          360,796           92,613           289,068
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            1,087            8,712               --                --
   Net transfers (including fixed
     account)......................        (136,552)          486,756           33,855           (8,975)
   Contract charges................            (346)            (475)             (89)              (85)
   Transfers for contract benefits
     and terminations..............        (651,721)        (787,880)        (219,041)         (115,025)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (787,532)        (292,887)        (185,275)         (124,085)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (1,074,244)           67,909         (92,662)           164,983
NET ASSETS:
   Beginning of year...............        5,506,595        5,438,686          843,503           678,520
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     4,432,351  $     5,506,595  $       750,841   $       843,503
                                     ===============  ===============  ===============   ===============


                                         PIONEER VCT MID CAP VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2018              2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (215,679)  $     (219,781)
   Net realized gains (losses).....        1,331,935        1,602,770
   Change in unrealized gains
     (losses) on investments.......      (4,495,008)          578,236
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (3,378,752)        1,961,225
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           27,526           90,994
   Net transfers (including fixed
     account)......................           57,610          188,055
   Contract charges................          (5,912)          (6,866)
   Transfers for contract benefits
     and terminations..............      (3,301,851)      (2,605,860)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,222,627)      (2,333,677)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (6,601,379)        (372,452)
NET ASSETS:
   Beginning of year...............       19,106,036       19,478,488
                                     ---------------  ---------------
   End of year.....................  $    12,504,657  $    19,106,036
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                           TAP 1919 VARIABLE SOCIALLY
                                       PIONEER VCT REAL ESTATE SHARES          RESPONSIVE BALANCED
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                           2018              2017             2018             2017
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        27,517  $        21,425  $     (106,466)  $       (86,027)
   Net realized gains (losses)......          311,079          194,078        3,255,991         2,903,284
   Change in unrealized gains
     (losses) on investments........        (884,649)        (136,373)      (3,761,011)         2,105,323
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (546,053)           79,130        (611,486)         4,922,580
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           16,484           36,411          331,151           388,972
   Net transfers (including fixed
     account).......................          (3,849)        (176,000)        (106,373)         (474,934)
   Contract charges.................          (2,350)          (2,902)         (22,368)          (23,990)
   Transfers for contract benefits
     and terminations...............        (713,764)      (1,133,149)      (3,575,483)       (3,799,306)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (703,479)      (1,275,640)      (3,373,073)       (3,909,258)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (1,249,532)      (1,196,510)      (3,984,559)         1,013,322
NET ASSETS:
   Beginning of year................        6,348,577        7,545,087       35,135,405        34,122,083
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $     5,099,045  $     6,348,577  $    31,150,846  $     35,135,405
                                      ===============  ===============  ===============  ================


                                                 VIF GROWTH
                                                 SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (139,705)  $      (118,447)
   Net realized gains (losses)......         1,808,007           902,083
   Change in unrealized gains
     (losses) on investments........       (1,222,634)         1,430,835
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           445,668         2,214,471
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --
   Net transfers (including fixed
     account).......................            13,569          (29,750)
   Contract charges.................             (602)             (667)
   Transfers for contract benefits
     and terminations...............         (537,129)         (726,350)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (524,162)         (756,767)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............          (78,494)         1,457,704
NET ASSETS:
   Beginning of year................         7,108,200         5,650,496
                                      ----------------  ----------------
   End of year......................  $      7,029,706  $      7,108,200
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

   BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support MICC's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund, portfolio or series (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB VPS")            Janus Aspen Series ("Janus Aspen")
AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Equity Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVET")
American Funds Insurance Series(R) ("American                Legg Mason Partners Variable Income Trust
   Funds(R)")                                                  ("LMPVIT")
Brighthouse Funds Trust I ("BHFTI")*                         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Brighthouse Funds Trust II ("BHFTII")*                       Morgan Stanley Variable Investment Series ("Morgan
Delaware VIP Trust ("Delaware VIP")                            Stanley VIS")
Deutsche DWS Variable Series II ("DWS")                      Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust         The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
   ("FTVIPT")                                                Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2018:

AB VPS Global Thematic Growth Subaccount                BHFTI American Funds(R) Growth Allocation
Alger Capital Appreciation Subaccount                     Subaccount
American Funds(R) Bond Subaccount                       BHFTI American Funds(R) Moderate Allocation
American Funds(R) Global Growth Subaccount                Subaccount
American Funds(R) Global Small Capitalization           BHFTI BlackRock High Yield Subaccount (a)
   Subaccount                                           BHFTI Brighthouse Asset Allocation 100 Subaccount
American Funds(R) Growth Subaccount                     BHFTI Brighthouse Small Cap Value Subaccount (a)
American Funds(R) Growth-Income Subaccount              BHFTI Brighthouse/Aberdeen Emerging Markets
BHFTI American Funds(R) Balanced Allocation               Equity Subaccount (a)
   Subaccount

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


BHFTI Brighthouse/Eaton Vance Floating Rate               BHFTII Neuberger Berman Genesis Subaccount (a)
   Subaccount                                             BHFTII T. Rowe Price Large Cap Growth Subaccount (a)
BHFTI Brighthouse/Wellington Large Cap Research           BHFTII T. Rowe Price Small Cap Growth Subaccount
   Subaccount                                             BHFTII Western Asset Management Strategic Bond
BHFTI Clarion Global Real Estate Subaccount (a)             Opportunities Subaccount (a)
BHFTI ClearBridge Aggressive Growth Subaccount (a)        BHFTII Western Asset Management U.S. Government
BHFTI Harris Oakmark International Subaccount               Subaccount
BHFTI Invesco Comstock Subaccount (a)                     Delaware VIP Small Cap Value Subaccount
BHFTI Invesco Small Cap Growth Subaccount (a)             Dreyfus Sustainable U.S. Equity Subaccount
BHFTI JPMorgan Small Cap Value Subaccount                 DWS Government & Agency Securities VIP
BHFTI Loomis Sayles Global Markets Subaccount               Subaccount
BHFTI MetLife Multi-Index Targeted Risk Subaccount        DWS Small Mid Cap Value VIP Subaccount
BHFTI MFS(R) Research International Subaccount            Fidelity(R) VIP Contrafund Subaccount (a)
BHFTI Morgan Stanley Mid Cap Growth Subaccount (a)        Fidelity(R) VIP Dynamic Capital Appreciation Subaccount
BHFTI Oppenheimer Global Equity Subaccount (a)            Fidelity(R) VIP Equity-Income Subaccount (a)
BHFTI PIMCO Inflation Protected Bond Subaccount (a)       Fidelity(R) VIP Freedom 2020 Subaccount
BHFTI PIMCO Total Return Subaccount                       Fidelity(R) VIP Freedom 2025 Subaccount
BHFTI Schroders Global Multi-Asset Subaccount             Fidelity(R) VIP Freedom 2030 Subaccount
BHFTI SSGA Growth and Income ETF Subaccount               Fidelity(R) VIP Freedom 2040 Subaccount
BHFTI SSGA Growth ETF Subaccount                          Fidelity(R) VIP Freedom 2050 Subaccount
BHFTI T. Rowe Price Large Cap Value Subaccount (a)        Fidelity(R) VIP FundsManager 60% Subaccount
BHFTI T. Rowe Price Mid Cap Growth Subaccount             Fidelity(R) VIP High Income Subaccount
BHFTI Victory Sycamore Mid Cap Value Subaccount (a)       Fidelity(R) VIP Mid Cap Subaccount
BHFTII BlackRock Bond Income Subaccount (a)               FTVIPT Franklin Income VIP Subaccount
BHFTII BlackRock Capital Appreciation Subaccount (a)      FTVIPT Franklin Mutual Shares VIP Subaccount
BHFTII BlackRock Ultra-Short Term Bond                    FTVIPT Franklin Rising Dividends VIP Subaccount
   Subaccount (a)                                         FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTII Brighthouse Asset Allocation 20 Subaccount           Subaccount
BHFTII Brighthouse Asset Allocation 40 Subaccount         FTVIPT Templeton Developing Markets VIP
BHFTII Brighthouse Asset Allocation 60 Subaccount           Subaccount
BHFTII Brighthouse Asset Allocation 80 Subaccount         FTVIPT Templeton Foreign VIP Subaccount
BHFTII Brighthouse/Artisan Mid Cap Value Subaccount       Invesco V.I. Comstock Subaccount
BHFTII Brighthouse/Dimensional International Small        Invesco V.I. Diversified Dividend Subaccount
   Company Subaccount                                     Invesco V.I. Equity and Income Subaccount
BHFTII Brighthouse/Wellington Balanced                    Invesco V.I. Government Securities Subaccount (a)
   Subaccount (a)                                         Invesco V.I. Managed Volatility Subaccount
BHFTII Brighthouse/Wellington Core Equity                 Invesco V.I. S&P 500 Index Subaccount
   Opportunities Subaccount (a)                           Janus Henderson Enterprise Subaccount
BHFTII Frontier Mid Cap Growth Subaccount (a)             Janus Henderson Global Research Subaccount
BHFTII Jennison Growth Subaccount (a)                     Janus Henderson Overseas Subaccount
BHFTII Loomis Sayles Small Cap Core Subaccount            LMPVET ClearBridge Variable Aggressive Growth
BHFTII MetLife Aggregate Bond Index Subaccount              Subaccount (a)
BHFTII MetLife Mid Cap Stock Index Subaccount (a)         LMPVET ClearBridge Variable Appreciation
BHFTII MetLife MSCI EAFE(R) Index Subaccount                Subaccount
BHFTII MetLife Russell 2000(R) Index Subaccount           LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife Stock Index Subaccount (a)                   Subaccount (a)
BHFTII MFS(R) Total Return Subaccount (a)                 LMPVET ClearBridge Variable Large Cap Growth
BHFTII MFS(R) Value Subaccount (a)                          Subaccount

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


LMPVET ClearBridge Variable Large Cap Value           LMPVIT Western Asset Core Plus Subaccount
   Subaccount                                         LMPVIT Western Asset Variable Global High Yield
LMPVET ClearBridge Variable Mid Cap Subaccount          Bond Subaccount
LMPVET ClearBridge Variable Small Cap Growth          Morgan Stanley VIS Multi Cap Growth Subaccount
   Subaccount                                         Pioneer VCT Mid Cap Value Subaccount
LMPVET QS Variable Conservative Growth                Pioneer VCT Real Estate Shares Subaccount
   Subaccount                                         TAP 1919 Variable Socially Responsive Balanced
LMPVET QS Variable Growth Subaccount                    Subaccount
LMPVET QS Variable Moderate Growth Subaccount         VIF Growth Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Subaccount had no net assets as of December 31, 2018:

Fidelity(R) VIP Government Money Market Subaccount


3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2018:

BHFTI Schroders Global Multi-Asset II Subaccount
BHFTII MFS(R) Value II Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                           New Name

Deutsche II Government & Agency Securities            DWS Government & Agency Securities VIP
Deutsche II Small Mid Cap Value                       DWS Small Mid Cap Value VIP

TRUST NAME CHANGES:

Former Name                                                New Name

Deutsche Variable Series II                                Deutsche DWS Variable Series II

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, fund or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                       1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain Contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  -------------------------------    ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    --------------    --------------  --------------
     AB VPS Global Thematic Growth Subaccount...................         12,326           199,682           10,151           91,470
     Alger Capital Appreciation Subaccount......................         35,630         2,189,631          537,807          438,433
     American Funds(R) Bond Subaccount..........................        347,186         3,726,515          583,675          795,830
     American Funds(R) Global Growth Subaccount.................      3,291,637        73,674,591       10,040,623       15,725,526
     American Funds(R) Global Small Capitalization Subaccount...         69,961         1,413,645          202,173          322,166
     American Funds(R) Growth Subaccount........................      3,063,586       188,743,837       29,390,837       43,002,859
     American Funds(R) Growth-Income Subaccount.................      3,766,591       151,000,339       18,837,147       33,520,914
     BHFTI American Funds(R) Balanced Allocation Subaccount.....        480,431         4,777,674        1,789,654        2,004,458
     BHFTI American Funds(R) Growth Allocation Subaccount.......        435,461         4,187,026          660,455          239,460
     BHFTI American Funds(R) Moderate Allocation Subaccount.....        308,624         3,064,810          472,012          130,305
     BHFTI BlackRock High Yield Subaccount......................      9,023,959        71,830,165        8,686,172       14,575,217
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........      4,716,101        52,672,113        5,010,394        8,682,031
     BHFTI Brighthouse Small Cap Value Subaccount...............      5,928,619        91,720,035        7,786,602       14,660,106
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................      3,430,978        34,262,108        4,430,768        6,979,506
     BHFTI Brighthouse/Eaton Vance Floating Rate Subaccount.....        380,005         3,927,629        1,390,977          382,551
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount...............................................      2,528,727        29,591,334        5,475,398        5,238,654
     BHFTI Clarion Global Real Estate Subaccount................      4,316,701        53,061,934        5,189,422        9,242,274
     BHFTI ClearBridge Aggressive Growth Subaccount.............     25,520,240       368,188,478       30,820,698       63,670,987
     BHFTI Harris Oakmark International Subaccount..............      3,525,317        52,583,472        8,274,146       12,524,142
     BHFTI Invesco Comstock Subaccount..........................     10,532,505       118,233,592       15,321,322       26,291,478
     BHFTI Invesco Small Cap Growth Subaccount..................        961,991        14,360,020        3,233,171        3,000,750
     BHFTI JPMorgan Small Cap Value Subaccount..................        585,529         9,110,776        1,332,590        2,359,844
     BHFTI Loomis Sayles Global Markets Subaccount..............      7,350,019        88,715,899       11,500,983       15,712,434
     BHFTI MetLife Multi-Index Targeted Risk Subaccount.........          8,957           109,099           29,686            9,614
     BHFTI MFS(R) Research International Subaccount.............      4,286,008        48,265,810        2,276,775        7,176,426
     BHFTI Morgan Stanley Mid Cap Growth Subaccount.............        478,902         6,800,060        3,041,101        3,077,445
     BHFTI Oppenheimer Global Equity Subaccount.................     13,148,238       229,605,448       39,888,432       42,504,898
     BHFTI PIMCO Inflation Protected Bond Subaccount............      4,227,825        44,677,212        4,052,807        6,287,342
     BHFTI PIMCO Total Return Subaccount........................     12,886,968       145,109,368        9,028,927       25,568,095
     BHFTI Schroders Global Multi-Asset Subaccount (a)..........          4,208            51,837           52,249              404
     BHFTI SSGA Growth and Income ETF Subaccount................      8,519,257        92,014,780        7,442,311       11,861,709
     BHFTI SSGA Growth ETF Subaccount...........................     11,463,143       123,795,745       11,888,003       13,888,795
     BHFTI T. Rowe Price Large Cap Value Subaccount.............     10,534,051       328,978,715       47,471,818       54,130,241
     BHFTI T. Rowe Price Mid Cap Growth Subaccount..............        137,289         1,357,227          251,467          233,140
     BHFTI Victory Sycamore Mid Cap Value Subaccount............      1,927,979        35,109,646        7,632,551        5,950,072
     BHFTII BlackRock Bond Income Subaccount....................      1,028,185       107,981,526        7,693,809       19,517,315
     BHFTII BlackRock Capital Appreciation Subaccount...........      4,456,445       119,800,129       31,636,322       30,379,715
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........      1,665,523       167,042,616       46,261,158       59,642,702
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........      1,458,493        16,129,624        1,869,597        4,078,360
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........      4,893,125        55,948,494        5,221,277       10,869,164
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........     34,024,317       404,211,373       31,799,556       54,125,963
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........     42,798,333       550,765,179       50,670,791       66,073,307
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount........          6,465         1,230,356          106,147          313,764
     BHFTII Brighthouse/Dimensional International Small Company
       Subaccount...............................................         63,038           861,513          257,938          122,990
     BHFTII Brighthouse/Wellington Balanced Subaccount..........     11,618,016       191,384,442       23,134,642       26,075,267
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount...............................................      3,437,627       104,896,292        9,627,057       20,513,971
     BHFTII Frontier Mid Cap Growth Subaccount..................      2,047,505        58,965,354        9,564,992       10,185,462
     BHFTII Jennison Growth Subaccount..........................     25,120,288       336,577,557       68,223,547       52,438,126

(a)  Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018             DECEMBER 31, 2018
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     BHFTII Loomis Sayles Small Cap Core Subaccount..............          6,374        1,619,084         500,324           224,293
     BHFTII MetLife Aggregate Bond Index Subaccount..............      4,921,963       53,434,284       3,403,130         7,197,936
     BHFTII MetLife Mid Cap Stock Index Subaccount...............        943,544       15,759,509       3,107,866         3,305,005
     BHFTII MetLife MSCI EAFE(R) Index Subaccount................      3,426,076       51,971,653       2,483,382         5,066,442
     BHFTII MetLife Russell 2000(R) Index Subaccount.............      4,963,122       78,060,731      10,126,911        13,181,765
     BHFTII MetLife Stock Index Subaccount.......................     16,020,245      592,380,454      69,231,708       101,556,451
     BHFTII MFS(R) Total Return Subaccount.......................      1,827,822      268,447,461      30,605,434        46,946,304
     BHFTII MFS(R) Value Subaccount..............................      7,624,888      112,721,275      19,514,441        21,097,977
     BHFTII Neuberger Berman Genesis Subaccount..................      2,681,915       43,387,604       9,374,913         9,049,906
     BHFTII T. Rowe Price Large Cap Growth Subaccount............      2,757,722       55,954,841      16,552,599        12,121,479
     BHFTII T. Rowe Price Small Cap Growth Subaccount............      5,038,129       87,268,648      14,332,679        16,458,742
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount..................................     10,553,918      137,143,678      13,916,748        28,179,813
     BHFTII Western Asset Management U.S. Government
       Subaccount................................................      5,317,528       63,188,535       5,369,368        11,821,897
     Delaware VIP Small Cap Value Subaccount.....................        251,864        7,945,784         990,766         1,612,504
     Dreyfus Sustainable U.S. Equity Subaccount..................         17,474          546,476         150,408            38,044
     DWS Government & Agency Securities VIP Subaccount...........        138,163        1,667,398          95,431           282,309
     DWS Small Mid Cap Value VIP Subaccount......................        262,646        3,918,529         815,394           376,657
     Fidelity(R) VIP Contrafund Subaccount.......................      5,531,199      157,708,368      22,467,603        30,325,620
     Fidelity(R) VIP Dynamic Capital Appreciation Subaccount.....        131,796        1,388,808         295,756           331,196
     Fidelity(R) VIP Equity-Income Subaccount....................      9,476,791      199,103,485      15,592,497        24,798,144
     Fidelity(R) VIP Freedom 2020 Subaccount.....................         29,359          393,267         138,873            57,889
     Fidelity(R) VIP Freedom 2025 Subaccount.....................         71,930        1,017,913         768,612            65,596
     Fidelity(R) VIP Freedom 2030 Subaccount.....................         43,655          601,248         185,434            89,643
     Fidelity(R) VIP Freedom 2040 Subaccount.....................          8,341          165,756          90,815            36,633
     Fidelity(R) VIP Freedom 2050 Subaccount.....................         22,128          413,562         334,844            27,835
     Fidelity(R) VIP FundsManager 60% Subaccount.................     55,800,796      633,879,716      81,812,051        42,030,104
     Fidelity(R) VIP High Income Subaccount......................      3,148,579       18,476,525       1,363,176         2,632,283
     Fidelity(R) VIP Mid Cap Subaccount..........................      6,878,537      208,110,987      27,228,280        32,349,582
     FTVIPT Franklin Income VIP Subaccount.......................      1,049,765       15,667,241       1,635,975         3,695,754
     FTVIPT Franklin Mutual Shares VIP Subaccount................        643,078       11,421,092         898,428         1,932,136
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        481,628       10,852,634       1,842,518         3,047,550
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,306,609       24,928,247       2,904,902         3,903,618
     FTVIPT Templeton Developing Markets VIP Subaccount..........      1,676,721       16,113,444       2,053,965         3,773,449
     FTVIPT Templeton Foreign VIP Subaccount.....................      3,430,392       48,461,097       4,415,613         7,141,827
     Invesco V.I. Comstock Subaccount............................        228,760        3,369,928         744,741         1,039,407
     Invesco V.I. Diversified Dividend Subaccount................         31,457          559,981          53,538           319,150
     Invesco V.I. Equity and Income Subaccount...................      2,394,295       34,659,870       3,325,680         6,878,596
     Invesco V.I. Government Securities Subaccount...............        510,277        5,942,491         171,067         1,344,843
     Invesco V.I. Managed Volatility Subaccount..................         98,695        1,389,324         125,063           218,413
     Invesco V.I. S&P 500 Index Subaccount.......................        183,703        3,085,114       1,869,388           177,778
     Janus Henderson Enterprise Subaccount.......................        189,764        8,894,340       2,069,183         3,377,747
     Janus Henderson Global Research Subaccount..................         11,712          373,268          44,878            33,579
     Janus Henderson Overseas Subaccount.........................        985,197       37,443,454       1,192,658         4,121,374
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     11,674,894      218,073,560      23,839,098        46,293,528
     LMPVET ClearBridge Variable Appreciation Subaccount.........      5,630,181      150,145,994      14,538,455        37,156,689
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      4,279,929       57,102,209       8,074,223        15,864,741
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      3,600,732       66,983,834       6,753,544        17,250,510
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,021,711       84,930,093       9,773,659        16,896,682

(a)  Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018              DECEMBER 31, 2018
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------    --------------   --------------
     LMPVET ClearBridge Variable Mid Cap Subaccount.............      1,449,242        21,351,733          920,144        3,773,608
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....      1,816,848        34,203,450        8,313,915        9,381,049
     LMPVET QS Variable Conservative Growth Subaccount..........      2,702,959        33,225,842        2,409,286        6,145,931
     LMPVET QS Variable Growth Subaccount.......................      1,398,677        19,048,343        1,623,256        3,045,013
     LMPVET QS Variable Moderate Growth Subaccount..............      2,044,410        24,767,754        2,233,298        3,468,402
     LMPVIT Western Asset Core Plus Subaccount..................      8,948,663        56,697,750        3,279,540        8,395,478
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................        667,523         5,177,730          334,609          969,146
     Morgan Stanley VIS Multi Cap Growth Subaccount.............         17,038           718,078          281,793          278,288
     Pioneer VCT Mid Cap Value Subaccount.......................        814,636        16,028,451        2,463,259        4,561,658
     Pioneer VCT Real Estate Shares Subaccount..................        405,330         7,112,414          860,927          960,209
     TAP 1919 Variable Socially Responsive Balanced Subaccount..      1,243,051        31,309,266        3,610,619        4,359,256
     VIF Growth Subaccount......................................        245,622         5,803,493        1,848,459        1,045,547

(a)  Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                 AB VPS GLOBAL THEMATIC GROWTH    ALGER CAPITAL APPRECIATION       AMERICAN FUNDS(R) BOND
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2018             2017          2018             2017           2018            2017
                                 -------------   -------------  -------------   -------------  -------------   --------------

Units beginning of year........        336,154         402,397        670,173         790,345      2,212,494        2,795,414
Units issued and transferred
   from other funding options..          8,965           3,194         30,517          29,249        314,510          264,126
Units redeemed and transferred
   to other funding options....       (66,264)        (69,437)       (97,439)       (149,421)      (458,190)        (847,046)
                                 -------------   -------------  -------------   -------------  -------------   --------------
Units end of year..............        278,855         336,154        603,251         670,173      2,068,814        2,212,494
                                 =============   =============  =============   =============  =============   ==============


                                                                     AMERICAN FUNDS(R) GLOBAL
                                 AMERICAN FUNDS(R) GLOBAL GROWTH       SMALL CAPITALIZATION          AMERICAN FUNDS(R) GROWTH
                                           SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                     2018             2017             2018            2017            2018            2017
                                 -------------   -------------    -------------   --------------  --------------  --------------

Units beginning of year........     31,944,766      37,013,497          427,393          495,691      78,146,962      89,755,181
Units issued and transferred
   from other funding options..      1,348,023         916,610           30,831           12,952       2,081,439       2,014,455
Units redeemed and transferred
   to other funding options....    (4,855,871)     (5,985,341)         (70,912)         (81,250)    (12,235,509)    (13,622,674)
                                 -------------   -------------    -------------   --------------  --------------  --------------
Units end of year..............     28,436,918      31,944,766          387,312          427,393      67,992,892      78,146,962
                                 =============   =============    =============   ==============  ==============  ==============

                                                                      BHFTI AMERICAN FUNDS(R)         BHFTI AMERICAN FUNDS(R)
                                 AMERICAN FUNDS(R) GROWTH-INCOME        BALANCED ALLOCATION              GROWTH ALLOCATION
                                           SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                      2018            2017             2018            2017            2018            2017
                                 --------------  --------------   --------------  --------------  --------------   -------------

Units beginning of year........      71,936,274      83,026,144        3,197,904       3,745,363       2,313,625       2,607,699
Units issued and transferred
   from other funding options..       1,993,396       1,657,087          909,903         470,339         306,368         574,637
Units redeemed and transferred
   to other funding options....    (11,278,343)    (12,746,957)      (1,257,028)     (1,017,798)       (212,907)       (868,711)
                                 --------------  --------------   --------------  --------------  --------------   -------------
Units end of year..............      62,651,327      71,936,274        2,850,779       3,197,904       2,407,086       2,313,625
                                 ==============  ==============   ==============  ==============  ==============   =============


                                     BHFTI AMERICAN FUNDS(R)                                          BHFTI BRIGHTHOUSE
                                       MODERATE ALLOCATION        BHFTI BLACKROCK HIGH YIELD        ASSET ALLOCATION 100
                                           SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2018             2017           2018            2017           2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      1,823,610       2,077,029     22,585,394      26,278,741     36,940,221      39,362,500
Units issued and transferred
   from other funding options..        222,429         460,509      3,301,065       2,161,814      2,333,882       2,057,998
Units redeemed and transferred
   to other funding options....      (104,857)       (713,928)    (5,956,842)     (5,855,161)    (5,576,576)     (4,480,277)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      1,941,182       1,823,610     19,929,617      22,585,394     33,697,527      36,940,221
                                 =============   =============  =============   =============  =============   =============

                                        BHFTI BRIGHTHOUSE          BHFTI BRIGHTHOUSE/ABERDEEN     BHFTI BRIGHTHOUSE/EATON VANCE
                                         SMALL CAP VALUE             EMERGING MARKETS EQUITY              FLOATING RATE
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------   -------------  --------------   -------------  --------------   -------------

Units beginning of year........      41,057,702      47,810,812      15,605,098      17,633,912       2,510,585       2,433,483
Units issued and transferred
   from other funding options..       1,433,665       1,435,924       1,770,442       1,146,692       1,124,661         277,365
Units redeemed and transferred
   to other funding options....     (5,858,190)     (8,189,034)     (2,967,166)     (3,175,506)       (302,014)       (200,263)
                                 --------------   -------------  --------------   -------------  --------------   -------------
Units end of year..............      36,633,177      41,057,702      14,408,374      15,605,098       3,333,232       2,510,585
                                 ==============   =============  ==============   =============  ==============   =============


                                  BHFTI BRIGHTHOUSE/WELLINGTON            BHFTI CLARION           BHFTI CLEARBRIDGE AGGRESSIVE
                                       LARGE CAP RESEARCH              GLOBAL REAL ESTATE                    GROWTH
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 -------------   --------------  -------------   --------------  --------------  --------------

Units beginning of year........     18,495,088       20,534,091     41,045,404       45,463,358      57,292,688      64,680,298
Units issued and transferred
   from other funding options..        378,817          368,233      4,916,044        3,262,198       3,297,520       2,774,390
Units redeemed and transferred
   to other funding options....    (2,143,779)      (2,407,236)    (9,786,186)      (7,680,152)     (9,435,446)    (10,162,000)
                                 -------------   --------------  -------------   --------------  --------------  --------------
Units end of year..............     16,730,126       18,495,088     36,175,262       41,045,404      51,154,762      57,292,688
                                 =============   ==============  =============   ==============  ==============  ==============

                                     BHFTI HARRIS OAKMARK                                              BHFTI INVESCO
                                         INTERNATIONAL              BHFTI INVESCO COMSTOCK           SMALL CAP GROWTH
                                          SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2018            2017            2018            2017          2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........     25,199,950      27,159,458     72,375,071      83,913,220      4,505,102       5,001,924
Units issued and transferred
   from other funding options..      3,148,019       4,737,204      1,405,400       2,378,000        600,302         546,191
Units redeemed and transferred
   to other funding options....    (5,973,178)     (6,696,712)   (10,042,858)    (13,916,149)      (990,623)     (1,043,013)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............     22,374,791      25,199,950     63,737,613      72,375,071      4,114,781       4,505,102
                                 =============   =============  =============   =============  =============   =============


                                        BHFTI JPMORGAN                BHFTI LOOMIS SAYLES        BHFTI METLIFE MULTI-INDEX
                                        SMALL CAP VALUE                 GLOBAL MARKETS                 TARGETED RISK
                                          SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2018            2017            2018            2017          2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      4,789,787       5,064,644     15,823,517      17,610,274          6,753           9,395
Units issued and transferred
   from other funding options..        412,593         728,694        298,549         484,680          7,271           1,908
Units redeemed and transferred
   to other funding options....    (1,084,553)     (1,003,551)    (1,877,218)     (2,271,437)        (6,416)         (4,550)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      4,117,827       4,789,787     14,244,848      15,823,517          7,608           6,753
                                 =============   =============  =============   =============  =============   =============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:




                                      BHFTI MFS(R) RESEARCH       BHFTI MORGAN STANLEY MID CAP          BHFTI OPPENHEIMER
                                          INTERNATIONAL                      GROWTH                       GLOBAL EQUITY
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      31,900,957      36,740,233       4,084,676       4,381,117     177,903,929     199,205,510
Units issued and transferred
   from other funding options..       1,214,886       1,332,147         579,499         554,045      11,535,676       6,428,014
Units redeemed and transferred
   to other funding options....     (4,058,168)     (6,171,423)     (1,167,853)       (850,486)    (28,775,124)    (27,729,595)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      29,057,675      31,900,957       3,496,322       4,084,676     160,664,481     177,903,929
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                   BHFTI
                                                                                                 SCHRODERS
                                     BHFTI PIMCO INFLATION                                        GLOBAL
                                        PROTECTED BOND            BHFTI PIMCO TOTAL RETURN      MULTI-ASSET
                                          SUBACCOUNT                     SUBACCOUNT             SUBACCOUNT
                                 -----------------------------  -----------------------------  -------------
                                     2018            2017           2018            2017         2018 (A)
                                 -------------   -------------  -------------   -------------  -------------

Units beginning of year........     32,003,367      35,307,807     98,723,354     108,989,879             --
Units issued and transferred
   from other funding options..      5,619,834       3,852,231      8,192,736       9,238,343          3,765
Units redeemed and transferred
   to other funding options....    (7,383,244)     (7,156,671)   (17,853,221)    (19,504,868)           (29)
                                 -------------   -------------  -------------   -------------  -------------
Units end of year..............     30,239,957      32,003,367     89,062,869      98,723,354          3,736
                                 =============   =============  =============   =============  =============

                                      BHFTI SSGA GROWTH AND                                        BHFTI T. ROWE PRICE
                                           INCOME ETF               BHFTI SSGA GROWTH ETF            LARGE CAP VALUE
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                      2018            2017          2018            2017          2018            2017
                                 -------------   -------------  -------------  -------------  -------------   -------------

Units beginning of year........     64,046,553      69,381,250     84,156,265     91,144,360    167,544,150     188,277,959
Units issued and transferred
   from other funding options..      1,453,046       1,746,869      2,709,232      3,197,239     10,865,091       6,690,479
Units redeemed and transferred
   to other funding options....    (7,415,825)     (7,081,566)    (9,127,860)   (10,185,334)   (28,589,467)    (27,424,288)
                                 -------------   -------------  -------------  -------------  -------------   -------------
Units end of year..............     58,083,774      64,046,553     77,737,637     84,156,265    149,819,774     167,544,150
                                 =============   =============  =============  =============  =============   =============


                                      BHFTI T. ROWE PRICE         BHFTI VICTORY SYCAMORE
                                        MID CAP GROWTH                 MID CAP VALUE          BHFTII BLACKROCK BOND INCOME
                                          SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2018            2017          2018            2017            2018           2017
                                 -------------  -------------  -------------   -------------  -------------   -------------

Units beginning of year........        515,398        559,197     21,415,273      25,100,728     80,540,234      89,821,850
Units issued and transferred
   from other funding options..         18,611         40,204      1,057,591       1,281,124      5,549,745       5,741,324
Units redeemed and transferred
   to other funding options....       (79,253)       (84,003)    (3,388,653)     (4,966,579)   (15,073,694)    (15,022,940)
                                 -------------  -------------  -------------   -------------  -------------   -------------
Units end of year..............        454,756        515,398     19,084,211      21,415,273     71,016,285      80,540,234
                                 =============  =============  =============   =============  =============   =============

                                        BHFTII BLACKROCK                BHFTII BLACKROCK               BHFTII BRIGHTHOUSE
                                      CAPITAL APPRECIATION            ULTRA-SHORT TERM BOND            ASSET ALLOCATION 20
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017           2018             2017
                                 --------------   -------------  --------------  --------------  -------------   --------------

Units beginning of year........      80,040,866      90,233,992     163,187,513     191,490,336     12,549,984       14,708,245
Units issued and transferred
   from other funding options..       2,766,093       1,747,732      63,576,664      37,323,352      1,531,577        1,759,236
Units redeemed and transferred
   to other funding options....    (12,405,974)    (11,940,858)    (74,981,009)    (65,626,175)    (3,311,995)      (3,917,497)
                                 --------------   -------------  --------------  --------------  -------------   --------------
Units end of year..............      70,400,985      80,040,866     151,783,168     163,187,513     10,769,566       12,549,984
                                 ==============   =============  ==============  ==============  =============   ==============


                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                       ASSET ALLOCATION 40             ASSET ALLOCATION 60             ASSET ALLOCATION 80
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017           2018             2017            2018             2017
                                 -------------   --------------  -------------   --------------  --------------   -------------

Units beginning of year........     40,415,605       47,542,265    277,446,396      313,013,101     376,643,089     406,853,909
Units issued and transferred
   from other funding options..      2,473,309        2,626,978     11,954,872       13,334,871      18,319,755      16,949,280
Units redeemed and transferred
   to other funding options....    (7,429,875)      (9,753,638)   (36,423,297)     (48,901,576)    (42,297,348)    (47,160,100)
                                 -------------   --------------  -------------   --------------  --------------   -------------
Units end of year..............     35,459,039       40,415,605    252,977,971      277,446,396     352,665,496     376,643,089
                                 =============   ==============  =============   ==============  ==============   =============

                                   BHFTII BRIGHTHOUSE/ARTISAN    BHFTII BRIGHTHOUSE/DIMENSIONAL   BHFTII BRIGHTHOUSE/WELLINGTON
                                          MID CAP VALUE            INTERNATIONAL SMALL COMPANY              BALANCED
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018             2017           2018            2017
                                 --------------   -------------   -------------   -------------  -------------   -------------

Units beginning of year........         473,217         487,877         315,726         273,940     58,824,155      64,591,245
Units issued and transferred
   from other funding options..             777          42,760          85,298         121,532      1,822,597       1,775,838
Units redeemed and transferred
   to other funding options....        (75,267)        (57,420)        (50,077)        (79,746)    (7,098,678)     (7,542,928)
                                 --------------   -------------   -------------   -------------  -------------   -------------
Units end of year..............         398,727         473,217         350,947         315,726     53,548,074      58,824,155
                                 ==============   =============   =============   =============  =============   =============


                                  BHFTII BRIGHTHOUSE/WELLINGTON         BHFTII FRONTIER
                                    CORE EQUITY OPPORTUNITIES           MID CAP GROWTH              BHFTII JENNISON GROWTH
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2018            2017           2018             2017           2018            2017
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      45,507,098      52,226,552     41,185,332      46,769,889    208,309,436     230,334,406
Units issued and transferred
   from other funding options..       1,136,958       1,028,982      1,098,727       1,242,303      7,912,813       5,335,447
Units redeemed and transferred
   to other funding options....     (7,473,005)     (7,748,436)    (5,230,573)     (6,826,860)   (27,769,552)    (27,360,417)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      39,171,051      45,507,098     37,053,486      41,185,332    188,452,697     208,309,436
                                 ==============   =============  =============   =============  =============   =============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                     BHFTII LOOMIS SAYLES              BHFTII METLIFE                  BHFTII METLIFE
                                        SMALL CAP CORE              AGGREGATE BOND INDEX             MID CAP STOCK INDEX
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2018           2017           2018            2017            2018            2017
                                 -------------   -------------  -------------   -------------  --------------  --------------

Units beginning of year........        233,617         125,626     23,403,576      25,927,617       7,333,867       7,950,996
Units issued and transferred
   from other funding options..         54,599         125,985      1,332,627         958,929         517,833         955,710
Units redeemed and transferred
   to other funding options....       (30,557)        (17,994)    (3,359,731)     (3,482,970)     (1,404,773)     (1,572,839)
                                 -------------   -------------  -------------   -------------  --------------  --------------
Units end of year..............        257,659         233,617     21,376,472      23,403,576       6,446,927       7,333,867
                                 =============   =============  =============   =============  ==============  ==============


                                         BHFTII METLIFE                  BHFTII METLIFE
                                       MSCI EAFE(R) INDEX             RUSSELL 2000(R) INDEX      BHFTII METLIFE STOCK INDEX
                                           SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2018            2017            2018            2017          2018            2017
                                 --------------  --------------  -------------   -------------  -------------   -------------

Units beginning of year........      20,185,195      22,174,074     20,998,581      23,491,682    361,289,220     399,744,544
Units issued and transferred
   from other funding options..       1,313,852       1,010,547        978,269       1,024,914     11,100,433      11,497,376
Units redeemed and transferred
   to other funding options....     (2,770,681)     (2,999,426)    (2,825,796)     (3,518,015)   (45,000,504)    (49,952,700)
                                 --------------  --------------  -------------   -------------  -------------   -------------
Units end of year..............      18,728,366      20,185,195     19,151,054      20,998,581    327,389,149     361,289,220
                                 ==============  ==============  =============   =============  =============   =============


                                                                                                       BHFTII NEUBERGER
                                  BHFTII MFS(R) TOTAL RETURN          BHFTII MFS(R) VALUE               BERMAN GENESIS
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                     2018            2017            2018            2017            2018            2017
                                 -------------   -------------  --------------  --------------  -------------   -------------

Units beginning of year........    121,012,734     138,074,749      47,045,537      54,400,150     19,224,324      22,363,400
Units issued and transferred
   from other funding options..      4,968,717       4,599,330       4,693,249       2,467,136      1,027,219       1,133,176
Units redeemed and transferred
   to other funding options....   (18,669,787)    (21,661,345)     (8,340,825)     (9,821,749)    (2,941,162)     (4,272,252)
                                 -------------   -------------  --------------  --------------  -------------   -------------
Units end of year..............    107,311,664     121,012,734      43,397,961      47,045,537     17,310,381      19,224,324
                                 =============   =============  ==============  ==============  =============   =============


                                                                                                    BHFTII WESTERN ASSET
                                      BHFTII T. ROWE PRICE          BHFTII T. ROWE PRICE          MANAGEMENT STRATEGIC BOND
                                        LARGE CAP GROWTH              SMALL CAP GROWTH                  OPPORTUNITIES
                                           SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2018            2017          2018            2017            2018            2017
                                 -------------   -------------  -------------   -------------  --------------  --------------

Units beginning of year........     24,505,822      26,687,817     37,310,815      41,499,662      29,601,617      32,467,046
Units issued and transferred
   from other funding options..      2,483,754       2,605,836      2,388,575       1,918,560       1,597,314       2,256,894
Units redeemed and transferred
   to other funding options....    (4,930,672)     (4,787,831)    (5,650,684)     (6,107,407)     (5,132,473)     (5,122,323)
                                 -------------   -------------  -------------   -------------  --------------  --------------
Units end of year..............     22,058,904      24,505,822     34,048,706      37,310,815      26,066,458      29,601,617
                                 =============   =============  =============   =============  ==============  ==============

                                      BHFTII WESTERN ASSET
                                   MANAGEMENT U.S. GOVERNMENT     DELAWARE VIP SMALL CAP VALUE   DREYFUS SUSTAINABLE U.S. EQUITY
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  -------------------------------
                                     2018             2017            2018            2017           2018             2017
                                 -------------   --------------  --------------   -------------  -------------   -------------

Units beginning of year........     44,189,926       49,146,509       2,506,672       2,764,340        246,933         252,898
Units issued and transferred
   from other funding options..      4,693,024        4,125,849          60,268          55,697         16,979           6,816
Units redeemed and transferred
   to other funding options....    (9,757,111)      (9,082,432)       (377,045)       (313,365)       (12,233)        (12,781)
                                 -------------   --------------  --------------   -------------  -------------   -------------
Units end of year..............     39,125,839       44,189,926       2,189,895       2,506,672        251,679         246,933
                                 =============   ==============  ==============   =============  =============   =============


                                        DWS GOVERNMENT &                DWS SMALL MID CAP
                                      AGENCY SECURITIES VIP                 VALUE VIP              FIDELITY(R) VIP CONTRAFUND
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018             2017           2018            2017            2018            2017
                                 --------------   -------------  -------------   --------------  --------------   -------------

Units beginning of year........       1,461,872       1,896,941      1,290,516        1,431,523      64,652,989      73,454,530
Units issued and transferred
   from other funding options..          86,023          63,680         54,577          166,049       2,438,277       2,492,105
Units redeemed and transferred
   to other funding options....       (254,649)       (498,749)      (117,075)        (307,056)     (9,603,855)    (11,293,646)
                                 --------------   -------------  -------------   --------------  --------------   -------------
Units end of year..............       1,293,246       1,461,872      1,228,018        1,290,516      57,487,411      64,652,989
                                 ==============   =============  =============   ==============  ==============   =============

                                 FIDELITY(R) VIP DYNAMIC CAPITAL
                                          APPRECIATION              FIDELITY(R) VIP EQUITY-INCOME   FIDELITY(R) VIP FREEDOM 2020
                                           SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017            2018             2017
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         699,361          826,298      42,812,375       47,642,339         161,933          242,680
Units issued and transferred
   from other funding options..          34,511           40,083         783,779        1,216,722          65,802          175,648
Units redeemed and transferred
   to other funding options....       (105,746)        (167,020)     (4,823,522)      (6,046,686)        (29,681)        (256,395)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............         628,126          699,361      38,772,632       42,812,375         198,054          161,933
                                 ==============   ==============  ==============   ==============  ==============   ==============



                                  FIDELITY(R) VIP FREEDOM 2025      FIDELITY(R) VIP FREEDOM 2030    FIDELITY(R) VIP FREEDOM 2040
                                           SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017            2018             2017
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         160,567          181,641         249,380          298,697          43,802           26,379
Units issued and transferred
   from other funding options..         354,022           99,852          79,180          127,826          30,766           18,255
Units redeemed and transferred
   to other funding options....        (32,316)        (120,926)        (42,147)        (177,143)        (13,437)            (832)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............         482,273          160,567         286,413          249,380          61,131           43,802
                                 ==============   ==============  ==============   ==============  ==============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                  FIDELITY(R) VIP FREEDOM 2050   FIDELITY(R) VIP FUNDSMANAGER 60%    FIDELITY(R) VIP HIGH INCOME
                                           SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------  --------------------------------  ------------------------------
                                      2018            2017             2018             2017            2018            2017
                                 -------------   --------------   --------------   -------------   -------------   --------------

Units beginning of year........         38,641           19,737       44,882,793      46,892,598       5,206,840        5,826,650
Units issued and transferred
   from other funding options..        111,074           26,716           71,713          34,656         209,405          256,486
Units redeemed and transferred
   to other funding options....        (9,692)          (7,812)      (2,105,706)     (2,044,461)       (772,193)        (876,296)
                                 -------------   --------------   --------------   -------------   -------------   --------------
Units end of year..............        140,023           38,641       42,848,800      44,882,793       4,644,052        5,206,840
                                 =============   ==============   ==============   =============   =============   ==============


                                                                                                         FTVIPT FRANKLIN
                                     FIDELITY(R) VIP MID CAP       FTVIPT FRANKLIN INCOME VIP           MUTUAL SHARES VIP
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018             2017           2018            2017
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........     63,984,525       70,833,034       8,450,684       9,501,555      6,577,838        7,345,721
Units issued and transferred
   from other funding options..      4,615,647        2,656,746         508,932         247,209        166,788          203,744
Units redeemed and transferred
   to other funding options....   (10,720,493)      (9,505,255)     (1,754,206)     (1,298,080)      (923,632)        (971,627)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............     57,879,679       63,984,525       7,205,410       8,450,684      5,820,994        6,577,838
                                 =============   ==============  ==============   =============  =============   ==============

                                         FTVIPT FRANKLIN                 FTVIPT FRANKLIN           FTVIPT TEMPLETON DEVELOPING
                                      RISING DIVIDENDS VIP          SMALL-MID CAP GROWTH VIP               MARKETS VIP
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........      5,463,493        6,189,662      10,078,397      11,640,861      7,812,223        8,328,861
Units issued and transferred
   from other funding options..        318,820          581,174         320,839         423,618      1,300,090        1,714,718
Units redeemed and transferred
   to other funding options....    (1,021,662)      (1,307,343)     (1,511,996)     (1,986,082)    (2,042,931)      (2,231,356)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............      4,760,651        5,463,493       8,887,240      10,078,397      7,069,382        7,812,223
                                 =============   ==============  ==============   =============  =============   ==============



                                  FTVIPT TEMPLETON FOREIGN VIP        INVESCO V.I. COMSTOCK      INVESCO V.I. DIVERSIFIED DIVIDEND
                                           SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------  ------------------------------  ---------------------------------
                                      2018            2017            2018            2017             2018            2017
                                 -------------   --------------  --------------   -------------   -------------   --------------

Units beginning of year........     29,831,295       33,932,017       2,636,942       3,342,163         551,287          662,469
Units issued and transferred
   from other funding options..      2,766,594        1,609,210         184,661          56,259           5,755           14,598
Units redeemed and transferred
   to other funding options....    (4,548,129)      (5,709,932)       (580,851)       (761,480)       (147,547)        (125,780)
                                 -------------   --------------  --------------   -------------   -------------   --------------
Units end of year..............     28,049,760       29,831,295       2,240,752       2,636,942         409,495          551,287
                                 =============   ==============  ==============   =============   =============   ==============

                                  INVESCO V.I. EQUITY AND INCOME   INVESCO V.I. GOVERNMENT SECURITIES
                                            SUBACCOUNT                         SUBACCOUNT
                                 --------------------------------  ----------------------------------
                                      2018             2017              2018              2017
                                 --------------   ---------------   ---------------   --------------

Units beginning of year........      19,267,979        21,314,043         5,816,467        6,167,486
Units issued and transferred
   from other funding options..         647,954         1,033,002           149,492          449,817
Units redeemed and transferred
   to other funding options....     (2,910,805)       (3,079,066)       (1,143,359)        (800,836)
                                 --------------   ---------------   ---------------   --------------
Units end of year..............      17,005,128        19,267,979         4,822,600        5,816,467
                                 ==============   ===============   ===============   ==============


                                 INVESCO V.I. MANAGED VOLATILITY     INVESCO V.I. S&P 500 INDEX       JANUS HENDERSON ENTERPRISE
                                           SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                                 -------------------------------  --------------------------------  -------------------------------
                                      2018             2017            2018              2017            2018             2017
                                 --------------   --------------  ---------------   --------------  --------------   --------------

Units beginning of year........         502,004          479,925          782,152          960,831       6,515,151        7,167,800
Units issued and transferred
   from other funding options..          21,997           66,632          595,055           52,758         856,908          359,986
Units redeemed and transferred
   to other funding options....        (71,376)         (44,553)         (54,171)        (231,437)     (1,806,060)      (1,012,635)
                                 --------------   --------------  ---------------   --------------  --------------   --------------
Units end of year..............         452,625          502,004        1,323,036          782,152       5,565,999        6,515,151
                                 ==============   ==============  ===============   ==============  ==============   ==============


                                  JANUS HENDERSON GLOBAL RESEARCH
                                            SUBACCOUNT
                                 --------------------------------
                                      2018             2017
                                 --------------   ---------------

Units beginning of year........         313,454           442,005
Units issued and transferred
   from other funding options..          28,509            17,877
Units redeemed and transferred
   to other funding options....        (23,480)         (146,428)
                                 --------------   ---------------
Units end of year..............         318,483           313,454
                                 ==============   ===============

                                                                 LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                    JANUS HENDERSON OVERSEAS          AGGRESSIVE GROWTH                 APPRECIATION
                                           SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2018            2017          2018            2017            2018            2017
                                 -------------   -------------  -------------   -------------  --------------   -------------

Units beginning of year........     18,998,239      21,264,741    134,149,456     149,943,278      96,572,458     108,364,235
Units issued and transferred
   from other funding options..      1,275,038       1,671,981      3,212,160       3,553,973       1,362,789       1,399,967
Units redeemed and transferred
   to other funding options....    (2,950,334)     (3,938,483)   (18,208,577)    (19,347,795)    (13,153,958)    (13,191,744)
                                 -------------   -------------  -------------   -------------  --------------   -------------
Units end of year..............     17,322,943      18,998,239    119,153,039     134,149,456      84,781,289      96,572,458
                                 =============   =============  =============   =============  ==============   =============


                                  LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                       DIVIDEND STRATEGY               LARGE CAP GROWTH                 LARGE CAP VALUE
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                     2018            2017            2018            2017            2018            2017
                                 -------------   -------------  --------------  --------------  -------------   -------------

Units beginning of year........     41,985,161      47,652,023      34,020,176      38,109,335     45,833,043      51,880,204
Units issued and transferred
   from other funding options..      1,202,945         977,233       1,802,985       1,068,217      1,087,210       1,161,218
Units redeemed and transferred
   to other funding options....    (6,690,724)     (6,644,095)     (5,690,221)     (5,157,376)    (6,530,074)     (7,208,379)
                                 -------------   -------------  --------------  --------------  -------------   -------------
Units end of year..............     36,497,382      41,985,161      30,132,940      34,020,176     40,390,179      45,833,043
                                 =============   =============  ==============  ==============  =============   =============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                   LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE       LMPVET QS VARIABLE
                                             MID CAP                  SMALL CAP GROWTH             CONSERVATIVE GROWTH
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                      2018            2017          2018            2017          2018            2017
                                 -------------   -------------  -------------  -------------  -------------   -------------

Units beginning of year........     11,000,494      12,172,388     15,012,882     17,150,904     20,110,531      23,074,759
Units issued and transferred
   from other funding options..        227,746         404,687      1,197,162        493,452        283,144         303,130
Units redeemed and transferred
   to other funding options....    (1,270,535)     (1,576,581)    (2,708,578)    (2,631,474)    (2,730,814)     (3,267,358)
                                 -------------   -------------  -------------  -------------  -------------   -------------
Units end of year..............      9,957,705      11,000,494     13,501,466     15,012,882     17,662,861      20,110,531
                                 =============   =============  =============  =============  =============   =============


                                                                    LMPVET QS VARIABLE
                                   LMPVET QS VARIABLE GROWTH          MODERATE GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                          SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 ----------------------------  -----------------------------  ------------------------------
                                     2018            2017          2018            2017             2018           2017
                                 -------------  -------------  -------------   -------------   -------------   -------------

Units beginning of year........     10,586,246     11,742,495     14,659,035      17,102,253      25,751,135      28,322,927
Units issued and transferred
   from other funding options..         33,700        137,300        243,899         315,211       1,426,534       1,669,884
Units redeemed and transferred
   to other funding options....    (1,338,408)    (1,293,549)    (1,564,788)     (2,758,429)     (4,300,778)     (4,241,676)
                                 -------------  -------------  -------------   -------------   -------------   -------------
Units end of year..............      9,281,538     10,586,246     13,338,146      14,659,035      22,876,891      25,751,135
                                 =============  =============  =============   =============   =============   =============

                                  LMPVIT WESTERN ASSET VARIABLE        MORGAN STANLEY VIS
                                     GLOBAL HIGH YIELD BOND             MULTI CAP GROWTH            PIONEER VCT MID CAP VALUE
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017           2018             2017            2018            2017
                                 --------------  --------------  -------------   --------------  --------------   -------------

Units beginning of year........       2,624,916       2,810,318        235,084          274,685       6,893,599       7,793,599
Units issued and transferred
   from other funding options..         106,074         305,548         20,897            9,265         509,520         403,323
Units redeemed and transferred
   to other funding options....       (495,580)       (490,950)       (65,241)         (48,866)     (1,701,942)     (1,303,323)
                                 --------------  --------------  -------------   --------------  --------------   -------------
Units end of year..............       2,235,410       2,624,916        190,740          235,084       5,701,177       6,893,599
                                 ==============  ==============  =============   ==============  ==============   =============


                                                                   TAP 1919 VARIABLE SOCIALLY
                                 PIONEER VCT REAL ESTATE SHARES        RESPONSIVE BALANCED
                                           SUBACCOUNT                      SUBACCOUNT                 VIF GROWTH SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018             2017           2018            2017           2018             2017
                                 --------------   -------------  -------------   --------------  -------------   --------------

Units beginning of year........       2,056,973       2,487,870     10,714,035       12,016,499      2,315,867        2,605,136
Units issued and transferred
   from other funding options..          72,320         141,884        461,137          237,648        126,550          103,851
Units redeemed and transferred
   to other funding options....       (316,002)       (572,781)    (1,500,125)      (1,540,112)      (260,085)        (393,120)
                                 --------------   -------------  -------------   --------------  -------------   --------------
Units end of year..............       1,813,291       2,056,973      9,675,047       10,714,035      2,182,332        2,315,867
                                 ==============   =============  =============   ==============  =============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                      AS OF DECEMBER 31
                                          ----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                              UNITS      HIGHEST ($)   ASSETS ($)
                                          ------------  ------------  ------------
  AB VPS Global Thematic Growth     2018       278,855   1.12 - 1.17       324,535
     Subaccount                     2017       336,154   1.27 - 1.32       442,332
                                    2016       402,397   0.95 - 0.99       395,223
                                    2015       433,718   0.98 - 1.01       437,107
                                    2014       842,863   0.97 - 1.00       831,818

  Alger Capital Appreciation        2018       603,251   3.00 - 4.03     2,295,619
     Subaccount                     2017       670,173   3.09 - 4.11     2,608,577
                                    2016       790,345   2.43 - 3.19     2,393,354
                                    2015       973,382   2.48 - 3.24     2,984,795
                                    2014     1,145,362   2.40 - 3.10     3,369,272

  American Funds(R) Bond            2018     2,068,814   1.62 - 1.81     3,589,898
     Subaccount                     2017     2,212,494   1.66 - 1.85     3,930,823
                                    2016     2,795,414   1.64 - 1.81     4,872,464
                                    2015     2,919,559   1.62 - 1.78     5,024,441
                                    2014     3,888,953   1.65 - 1.80     6,766,160

  American Funds(R) Global Growth   2018    28,436,918   2.25 - 3.55    83,936,731
     Subaccount                     2017    31,944,766   2.52 - 3.97   105,349,094
                                    2016    37,013,497   1.96 - 3.07    94,479,486
                                    2015    43,593,647   1.98 - 3.10   112,218,439
                                    2014    50,715,493   1.89 - 2.95   124,133,870

  American Funds(R) Global Small    2018       387,312   3.62 - 4.01     1,480,364
     Capitalization Subaccount      2017       427,393   4.12 - 4.55     1,857,993
                                    2016       495,691   3.34 - 3.66     1,744,804
                                    2015       620,815   3.33 - 3.64     2,173,442
                                    2014       785,948   3.39 - 3.68     2,794,308

  American Funds(R) Growth          2018    67,992,892   2.19 - 3.75   212,857,911
     Subaccount                     2017    78,146,962   2.26 - 3.82   249,883,935
                                    2016    89,755,181   1.81 - 3.03   227,525,831
                                    2015   103,574,782   1.70 - 2.82   244,016,695
                                    2014   122,112,054   1.63 - 2.68   273,472,215

  American Funds(R) Growth-Income   2018    62,651,327   1.95 - 3.05   169,119,927
     Subaccount                     2017    71,936,274   2.04 - 3.16   201,327,949
                                    2016    83,026,144   1.71 - 2.62   193,185,203
                                    2015    96,683,093   1.58 - 2.39   205,249,115
                                    2014   114,152,086   1.60 - 2.40   242,579,693

  BHFTI American Funds(R) Balanced  2018     2,850,779   1.49 - 1.66     4,544,878
     Allocation Subaccount          2017     3,197,904   1.58 - 1.74     5,335,264
                                    2016     3,745,363   1.37 - 1.50     5,393,633
                                    2015     3,593,345   1.29 - 1.39     4,828,342
                                    2014     3,198,147   1.32 - 1.41     4,360,096

                                                     FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  AB VPS Global Thematic Growth     2018        --         1.65 - 1.90     (11.69) - (11.47)
     Subaccount                     2017      0.28         1.65 - 1.90         33.74 - 34.07
                                    2016        --         1.65 - 1.90       (2.74) - (2.50)
                                    2015        --         1.65 - 1.90           0.72 - 0.97
                                    2014        --         1.65 - 1.90           2.83 - 3.09

  Alger Capital Appreciation        2018        --         1.55 - 2.55       (2.89) - (1.91)
     Subaccount                     2017        --         1.55 - 2.55         27.46 - 28.73
                                    2016        --         1.55 - 2.65       (2.40) - (1.32)
                                    2015        --         1.55 - 2.65           3.14 - 4.28
                                    2014        --         1.55 - 2.65         10.48 - 11.70

  American Funds(R) Bond            2018      2.33         1.40 - 1.90       (2.59) - (2.10)
     Subaccount                     2017      1.80         1.40 - 1.90           1.72 - 2.23
                                    2016      1.59         1.40 - 1.90           1.01 - 1.51
                                    2015      1.54         1.40 - 1.90       (1.61) - (1.12)
                                    2014      1.81         1.40 - 1.90           3.30 - 3.81

  American Funds(R) Global Growth   2018      0.64         0.30 - 2.60      (11.39) - (9.32)
     Subaccount                     2017      0.64         0.30 - 2.60         28.11 - 31.08
                                    2016      0.88         0.30 - 2.60         (1.96) - 0.32
                                    2015      0.97         0.30 - 2.60           4.19 - 6.62
                                    2014      1.10         0.30 - 2.60         (0.31) - 2.01

  American Funds(R) Global Small    2018      0.08         1.40 - 1.90     (12.24) - (11.80)
     Capitalization Subaccount      2017      0.43         1.40 - 1.90         23.53 - 24.15
                                    2016      0.23         1.40 - 1.90           0.18 - 0.68
                                    2015        --         1.40 - 1.90       (1.62) - (1.13)
                                    2014      0.11         1.40 - 1.90           0.20 - 0.70

  American Funds(R) Growth          2018      0.42         0.30 - 2.70       (2.92) - (0.55)
     Subaccount                     2017      0.49         0.30 - 2.70         24.89 - 27.91
                                    2016      0.75         0.30 - 2.70           6.57 - 9.16
                                    2015      0.57         0.30 - 2.70           4.01 - 6.54
                                    2014      0.73         0.30 - 2.70           5.62 - 8.18

  American Funds(R) Growth-Income   2018      1.35         0.30 - 2.75       (4.47) - (2.08)
     Subaccount                     2017      1.35         0.30 - 2.75         19.07 - 22.02
                                    2016      1.42         0.30 - 2.75          8.50 - 11.19
                                    2015      1.24         0.30 - 2.75         (1.30) - 1.15
                                    2014      1.21         0.30 - 2.75          7.63 - 10.30

  BHFTI American Funds(R) Balanced  2018      1.47         0.30 - 1.30       (5.55) - (4.60)
     Allocation Subaccount          2017      1.62         0.30 - 1.30         15.35 - 16.51
                                    2016      1.75         0.30 - 1.30           6.42 - 7.49
                                    2015      1.31         0.30 - 1.30       (1.99) - (1.00)
                                    2014      1.26         0.30 - 1.30           4.68 - 5.73

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------
  BHFTI American Funds(R) Growth      2018     2,407,086   1.55 - 1.72     3,923,499
     Allocation Subaccount            2017     2,313,625   1.67 - 1.83     4,033,009
                                      2016     2,607,699   1.39 - 1.52     3,801,167
                                      2015     2,633,410   1.29 - 1.40     3,549,784
                                      2014     2,717,215   1.32 - 1.41     3,718,850

  BHFTI American Funds(R) Moderate    2018     1,941,182   1.42 - 1.58     2,864,026
     Allocation Subaccount            2017     1,823,610   1.49 - 1.64     2,810,362
                                      2016     2,077,029   1.34 - 1.46     2,886,201
                                      2015     2,284,599   1.27 - 1.37     2,991,070
                                      2014     2,152,245   1.29 - 1.38     2,864,383

  BHFTI BlackRock High Yield          2018    19,929,617  1.46 - 10.85    65,236,418
     Subaccount                       2017    22,585,394  1.55 - 11.27    76,481,645
                                      2016    26,278,741  1.47 - 10.55    82,544,588
                                      2015    30,089,681   1.33 - 9.34    82,643,530
                                      2014    36,693,530   1.42 - 9.81   104,638,887

  BHFTI Brighthouse Asset             2018    33,697,527   1.29 - 2.39    53,716,383
     Allocation 100 Subaccount        2017    36,940,221   1.47 - 2.72    66,232,305
                                      2016    39,362,500   1.23 - 2.26    58,009,540
                                      2015    43,198,777   1.16 - 2.13    59,108,391
                                      2014    45,212,729   1.02 - 2.22    63,831,385

  BHFTI Brighthouse Small Cap         2018    36,633,177   1.30 - 3.75    79,425,122
     Value Subaccount                 2017    41,057,702   1.57 - 4.48   107,003,100
                                      2016    47,810,812   1.44 - 4.07   112,211,997
                                      2015    54,080,595   1.13 - 3.15    97,811,772
                                      2014    63,208,688   1.23 - 3.38   120,747,347

  BHFTI Brighthouse/Aberdeen          2018    14,408,374   1.12 - 3.33    32,510,432
     Emerging Markets Equity          2017    15,605,098   1.35 - 3.89    41,689,516
     Subaccount                       2016    17,633,912   1.08 - 3.04    37,203,662
                                      2015    20,803,894   0.99 - 2.74    40,103,316
                                      2014    23,705,249   1.18 - 3.19    53,420,816

  BHFTI Brighthouse/Eaton Vance       2018     3,333,232   1.07 - 1.15     3,773,445
     Floating Rate Subaccount         2017     2,510,585   1.10 - 1.17     2,892,037
                                      2016     2,433,483   1.08 - 1.14     2,754,483
                                      2015     3,452,793   1.01 - 1.06     3,637,330
                                      2014     3,823,833   1.05 - 1.09     4,142,616

  BHFTI Brighthouse/Wellington Large  2018    16,730,126   1.56 - 2.86    33,050,450
     Cap Research Subaccount          2017    18,495,088   1.69 - 3.06    39,712,648
                                      2016    20,534,091   1.41 - 2.56    36,808,971
                                      2015    24,145,925   1.32 - 2.41    40,746,872
                                      2014    28,125,928   1.29 - 2.34    46,264,418

  BHFTI Clarion Global Real Estate    2018    36,175,262   0.99 - 2.83    46,235,983
     Subaccount                       2017    41,045,404   1.11 - 3.14    58,000,544
                                      2016    45,463,358   1.02 - 2.88    58,508,417
                                      2015    50,678,041   1.04 - 2.90    65,557,139
                                      2014    58,479,092   1.08 - 2.98    77,846,976

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTI American Funds(R) Growth      2018      1.18         0.30 - 1.30       (6.99) - (6.05)
     Allocation Subaccount            2017      1.36         0.30 - 1.30         19.78 - 20.98
                                      2016      1.28         0.30 - 1.30           7.55 - 8.63
                                      2015      1.33         0.30 - 1.30       (2.04) - (1.05)
                                      2014      1.03         0.30 - 1.30           5.01 - 6.07

  BHFTI American Funds(R) Moderate    2018      1.69         0.30 - 1.30       (4.67) - (3.71)
     Allocation Subaccount            2017      1.92         0.30 - 1.30         11.51 - 12.63
                                      2016      1.88         0.30 - 1.30           5.63 - 6.69
                                      2015      1.52         0.30 - 1.30       (2.01) - (1.02)
                                      2014      1.48         0.30 - 1.30           4.72 - 5.78

  BHFTI BlackRock High Yield          2018      5.07         0.19 - 2.75       (5.52) - (2.77)
     Subaccount                       2017      5.55         0.19 - 2.75           4.84 - 7.86
                                      2016      6.72         0.19 - 2.75         10.89 - 14.05
                                      2015      7.95         0.19 - 2.75       (6.65) - (3.92)
                                      2014      6.24         0.19 - 2.75           0.49 - 3.21

  BHFTI Brighthouse Asset             2018      1.03         0.30 - 2.45     (12.25) - (10.34)
     Allocation 100 Subaccount        2017      1.23         0.30 - 2.45         19.97 - 22.57
                                      2016      2.25         0.30 - 2.45           6.34 - 8.65
                                      2015      1.28         0.30 - 2.45       (4.38) - (2.30)
                                      2014      0.72         0.30 - 2.50           0.61 - 4.25

  BHFTI Brighthouse Small Cap         2018      1.05         0.30 - 2.70     (17.51) - (15.49)
     Value Subaccount                 2017      0.92         0.30 - 2.70          8.73 - 11.37
                                      2016      1.07         0.30 - 2.70         27.76 - 30.86
                                      2015      0.11         0.30 - 2.70       (7.93) - (5.69)
                                      2014      0.05         0.30 - 2.70         (0.99) - 1.41

  BHFTI Brighthouse/Aberdeen          2018      2.72         0.30 - 2.70     (16.48) - (14.18)
     Emerging Markets Equity          2017      1.15         0.30 - 2.70         24.92 - 28.21
     Subaccount                       2016      1.05         0.30 - 2.75          8.48 - 11.50
                                      2015      1.89         0.30 - 2.75     (16.15) - (13.92)
                                      2014      0.84         0.30 - 2.75       (9.06) - (4.90)

  BHFTI Brighthouse/Eaton Vance       2018      3.33         1.70 - 2.50       (2.18) - (1.39)
     Floating Rate Subaccount         2017      3.71         1.70 - 2.50           1.12 - 1.93
                                      2016      4.39         1.70 - 2.60           6.46 - 7.43
                                      2015      3.55         1.70 - 2.60       (3.38) - (2.51)
                                      2014      3.52         1.70 - 2.60       (1.85) - (0.96)

  BHFTI Brighthouse/Wellington Large  2018      0.90         0.30 - 2.75       (8.85) - (6.57)
     Cap Research Subaccount          2017      0.95         0.30 - 2.75         18.63 - 21.57
                                      2016      2.28         0.30 - 2.75           5.36 - 7.97
                                      2015      0.79         0.30 - 2.75           1.62 - 4.14
                                      2014      0.82         0.30 - 2.75         10.54 - 13.28

  BHFTI Clarion Global Real Estate    2018      6.15         0.30 - 2.65      (11.00) - (8.63)
     Subaccount                       2017      3.66         0.30 - 2.65          7.91 - 10.64
                                      2016      2.30         0.30 - 2.65         (1.71) - 0.85
                                      2015      4.00         0.30 - 2.65       (3.93) - (1.52)
                                      2014      1.65         0.30 - 2.65          5.92 - 13.33

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                        -----------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                        ------------  -------------  ------------
  BHFTI ClearBridge Aggressive    2018    51,154,762   1.10 - 13.41   414,799,286
     Growth Subaccount            2017    57,292,688   1.21 - 14.57   501,767,709
                                  2016    64,680,298   1.05 - 12.43   478,123,942
                                  2015    74,168,853   1.05 - 12.22   526,677,455
                                  2014    83,295,458   1.12 - 12.86   614,674,474

  BHFTI Harris Oakmark            2018    22,374,791    1.39 - 2.57    42,867,838
     International Subaccount     2017    25,199,950    1.86 - 3.40    64,343,029
                                  2016    27,159,458    1.45 - 2.64    53,763,097
                                  2015    31,636,054    1.36 - 2.48    58,322,409
                                  2014    34,506,428    1.45 - 2.63    67,655,904

  BHFTI Invesco Comstock          2018    63,737,613    1.50 - 2.95   138,849,069
     Subaccount                   2017    72,375,071    1.75 - 3.38   182,616,256
                                  2016    83,913,220    1.52 - 2.88   182,714,519
                                  2015    97,875,599    1.33 - 2.47   184,751,261
                                  2014   114,273,627    1.45 - 2.65   233,561,068

  BHFTI Invesco Small Cap Growth  2018     4,114,781    2.12 - 3.87    11,843,374
     Subaccount                   2017     4,505,102    2.38 - 4.32    14,475,753
                                  2016     5,001,924    1.94 - 3.50    12,959,914
                                  2015     5,777,662    1.74 - 3.18    13,547,388
                                  2014     5,841,705    1.81 - 3.29    14,198,348

  BHFTI JPMorgan Small Cap Value  2018     4,117,827    1.64 - 2.18     8,290,881
     Subaccount                   2017     4,789,787    1.94 - 2.56    11,367,369
                                  2016     5,064,644    1.90 - 2.50    11,768,551
                                  2015     5,524,272    1.47 - 1.93     9,963,889
                                  2014     6,763,553    1.60 - 2.11    13,340,006

  BHFTI Loomis Sayles Global      2018    14,244,848    2.83 - 8.28   116,130,303
     Markets Subaccount           2017    15,823,517    3.02 - 8.85   137,653,578
                                  2016    17,610,274    2.48 - 7.26   125,927,258
                                  2015    19,556,931    2.39 - 7.00   135,115,612
                                  2014    21,660,824    2.39 - 6.99   149,334,905

  BHFTI MetLife Multi-Index       2018         7,608  12.91 - 13.36       101,299
     Targeted Risk Subaccount     2017         6,753  14.07 - 14.48        96,752
     (Commenced 4/29/2013 and     2016         9,395  12.32 - 12.61       117,266
     began transactions in 2014)  2015         2,641  11.94 - 12.15        31,905
                                  2014         1,008  12.23 - 12.38        12,424

  BHFTI MFS(R) Research           2018    29,057,675    1.14 - 2.11    45,817,411
     International Subaccount     2017    31,900,957    1.36 - 2.50    59,333,834
                                  2016    36,740,233    1.09 - 1.99    53,978,694
                                  2015    41,917,165    1.12 - 2.04    63,005,452
                                  2014    46,101,233    1.17 - 2.11    72,277,215

  BHFTI Morgan Stanley Mid        2018     3,496,322    1.61 - 4.46     8,695,925
     Cap Growth Subaccount        2017     4,084,676    1.49 - 4.11     9,509,065
                                  2016     4,381,117    1.08 - 2.99     7,516,054
                                  2015     5,073,086    1.21 - 3.32     9,645,446
                                  2014     5,743,592    1.29 - 3.55    11,736,546

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI ClearBridge Aggressive    2018       0.81        0.30 - 2.60       (9.45) - (7.09)
     Growth Subaccount            2017       0.94        0.30 - 2.60         15.39 - 18.34
                                  2016       0.66        0.30 - 2.60           0.06 - 2.68
                                  2015       0.42        0.30 - 2.60       (6.47) - (4.10)
                                  2014         --        0.30 - 2.60         11.76 - 18.64

  BHFTI Harris Oakmark            2018       1.94        0.30 - 2.60     (25.70) - (23.96)
     International Subaccount     2017       1.77        0.30 - 2.60         27.44 - 30.39
                                  2016       2.40        0.30 - 2.60           5.64 - 8.10
                                  2015       3.22        0.30 - 2.60       (6.77) - (4.60)
                                  2014       2.63        0.30 - 2.70       (8.04) - (5.81)

  BHFTI Invesco Comstock          2018       0.64        0.30 - 2.75     (14.55) - (12.42)
     Subaccount                   2017       2.26        0.30 - 2.75         14.83 - 17.67
                                  2016       2.55        0.30 - 2.75         14.12 - 16.95
                                  2015       2.89        0.30 - 2.75       (8.52) - (6.25)
                                  2014       0.67        0.30 - 2.75           6.01 - 8.98

  BHFTI Invesco Small Cap Growth  2018         --        0.30 - 2.60      (11.40) - (9.05)
     Subaccount                   2017         --        0.30 - 2.60         22.13 - 25.23
                                  2016         --        0.30 - 2.60          8.57 - 11.39
                                  2015       0.12        0.30 - 2.60       (4.23) - (1.72)
                                  2014         --        0.30 - 2.60           5.14 - 7.86

  BHFTI JPMorgan Small Cap Value  2018       1.33        0.30 - 2.60     (15.99) - (14.02)
     Subaccount                   2017       1.33        0.30 - 2.60           0.97 - 3.31
                                  2016       1.85        0.30 - 2.60         27.50 - 30.46
                                  2015       1.39        0.30 - 2.60       (9.63) - (7.53)
                                  2014       1.09        0.30 - 2.60           1.97 - 4.34

  BHFTI Loomis Sayles Global      2018       2.11        0.60 - 1.30       (6.43) - (5.77)
     Markets Subaccount           2017       1.61        0.60 - 1.30         21.74 - 22.60
                                  2016       1.93        0.60 - 1.30           3.67 - 4.40
                                  2015       1.82        0.60 - 1.30           0.16 - 0.86
                                  2014       2.32        0.60 - 1.30           2.41 - 3.13

  BHFTI MetLife Multi-Index       2018       1.71        0.60 - 1.15       (8.25) - (7.74)
     Targeted Risk Subaccount     2017       1.48        0.60 - 1.15         14.23 - 14.85
     (Commenced 4/29/2013 and     2016       1.09        0.60 - 1.15           3.17 - 3.74
     began transactions in 2014)  2015       1.72        0.60 - 1.15       (2.34) - (1.80)
                                  2014         --        0.60 - 1.15           8.01 - 8.61

  BHFTI MFS(R) Research           2018       1.96        0.30 - 2.65     (16.26) - (14.25)
     International Subaccount     2017       1.75        0.30 - 2.65         24.81 - 27.77
                                  2016       2.00        0.30 - 2.65       (3.47) - (1.17)
                                  2015       2.74        0.30 - 2.65       (4.34) - (2.07)
                                  2014       2.28        0.30 - 2.65       (9.38) - (7.23)

  BHFTI Morgan Stanley Mid        2018         --        0.30 - 2.60           7.31 - 9.82
     Cap Growth Subaccount        2017       0.27        0.30 - 2.60         36.33 - 39.49
                                  2016         --        0.30 - 2.60      (10.81) - (8.73)
                                  2015         --        0.30 - 2.60       (7.46) - (5.31)
                                  2014       0.04        0.30 - 2.60         (1.58) - 0.71

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                       -------------  -------------  ------------
  BHFTI Oppenheimer Global       2018    160,664,481    1.28 - 2.81   268,404,523
     Equity Subaccount           2017    177,903,929    1.51 - 3.29   345,629,105
                                 2016    199,205,510    1.13 - 2.45   285,997,810
                                 2015    223,372,532    1.16 - 2.48   323,609,477
                                 2014    249,440,312    1.15 - 2.50   351,667,634

  BHFTI PIMCO Inflation          2018     30,239,957    1.09 - 1.51    40,399,388
     Protected Bond Subaccount   2017     32,003,367    1.15 - 1.56    44,339,886
                                 2016     35,307,807    1.14 - 1.52    48,063,859
                                 2015     39,426,607    1.11 - 1.47    51,884,514
                                 2014     47,696,077    1.18 - 1.53    65,747,511

  BHFTI PIMCO Total Return       2018     89,062,869    1.27 - 2.18   144,076,290
     Subaccount                  2017     98,723,354    1.30 - 2.20   163,277,023
                                 2016    108,989,879    1.28 - 2.11   175,865,002
                                 2015    125,500,853    1.28 - 2.07   200,669,344
                                 2014    150,568,606    1.32 - 2.09   243,988,067

  BHFTI Schroders Global         2018          3,736  11.97 - 12.57        46,120
     Multi-Asset Subaccount
     (Commenced 4/27/2016 and
     began transactions in 2018)

  BHFTI SSGA Growth and          2018     58,083,774           1.59    92,348,751
     Income ETF Subaccount       2017     64,046,553           1.72   110,308,883
                                 2016     69,381,250           1.51   104,433,234
                                 2015     75,897,851           1.44   109,354,013
                                 2014     82,493,632           1.49   122,762,323

  BHFTI SSGA Growth ETF          2018     77,737,637           1.59   123,572,685
     Subaccount                  2017     84,156,265           1.76   148,452,972
                                 2016     91,144,360           1.49   136,076,571
                                 2015     98,530,509           1.41   139,366,676
                                 2014    107,020,440           1.47   156,905,463

  BHFTI T. Rowe Price Large Cap  2018    149,819,774    1.36 - 9.88   299,862,560
     Value Subaccount            2017    167,544,150   1.63 - 10.98   375,860,857
                                 2016    188,277,959    1.36 - 9.48   366,994,258
                                 2015    215,108,437    1.27 - 8.25   366,982,709
                                 2014    246,029,179    1.35 - 7.43   443,370,558

  BHFTI T. Rowe Price Mid Cap    2018        454,756    1.80 - 3.44     1,275,411
     Growth Subaccount           2017        515,398    1.89 - 3.57     1,483,222
                                 2016        559,197    1.55 - 2.91     1,310,449
                                 2015        890,955    1.50 - 2.78     1,870,191
                                 2014      1,048,455    1.44 - 2.65     2,094,286

  BHFTI Victory Sycamore Mid     2018     19,084,211    1.24 - 2.72    29,300,344
     Cap Value Subaccount        2017     21,415,273    1.41 - 3.08    37,197,594
                                 2016     25,100,728    1.32 - 2.86    40,718,448
                                 2015     27,773,801    1.17 - 2.52    39,601,373
                                 2014     33,040,249    1.32 - 2.82    52,410,952

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI Oppenheimer Global       2018      1.17          0.30 - 2.70    (15.47) - (13.41)
     Equity Subaccount           2017      1.05          0.30 - 2.70        33.10 - 36.32
                                 2016      1.11          0.30 - 2.70      (2.44) - (0.07)
                                 2015      1.11          0.30 - 2.70          1.17 - 3.62
                                 2014      0.97          0.30 - 2.70        (0.58) - 1.84

  BHFTI PIMCO Inflation          2018      1.80          0.30 - 2.75      (4.93) - (2.42)
     Protected Bond Subaccount   2017      1.77          0.30 - 2.75          0.82 - 3.50
                                 2016        --          0.30 - 2.75          2.29 - 4.85
                                 2015      5.06          0.30 - 2.75      (5.60) - (3.20)
                                 2014      1.82          0.30 - 2.75          0.25 - 2.87

  BHFTI PIMCO Total Return       2018      1.36          0.30 - 2.70      (2.90) - (0.53)
     Subaccount                  2017      1.76          0.30 - 2.70          1.72 - 4.19
                                 2016      2.58          0.30 - 2.75        (0.17) - 2.30
                                 2015      5.27          0.30 - 2.75      (2.71) - (0.29)
                                 2014      2.38          0.30 - 2.75          1.37 - 3.88

  BHFTI Schroders Global         2018      1.33          0.30 - 1.15      (6.39) - (5.85)
     Multi-Asset Subaccount
     (Commenced 4/27/2016 and
     began transactions in 2018)

  BHFTI SSGA Growth and          2018      2.33                 1.25               (7.69)
     Income ETF Subaccount       2017      2.43                 1.25                14.42
                                 2016      2.34                 1.25                 4.47
                                 2015      2.30                 1.25               (3.18)
                                 2014      2.26                 1.25                 4.50

  BHFTI SSGA Growth ETF          2018      2.03                 1.25               (9.89)
     Subaccount                  2017      2.09                 1.25                18.15
                                 2016      2.15                 1.25                 5.55
                                 2015      2.01                 1.25               (3.52)
                                 2014      1.89                 1.25                 4.07

  BHFTI T. Rowe Price Large Cap  2018      1.83          0.30 - 2.70       (11.59) - 0.00
     Value Subaccount            2017      2.06          0.30 - 2.70        13.84 - 16.72
                                 2016      2.85          0.30 - 2.75         0.00 - 15.71
                                 2015      1.60          0.30 - 2.75      (6.15) - (3.77)
                                 2014      0.47          0.30 - 2.75         8.25 - 12.94

  BHFTI T. Rowe Price Mid Cap    2018        --          1.55 - 2.65      (4.76) - (3.70)
     Growth Subaccount           2017        --          1.55 - 2.65        21.49 - 22.83
                                 2016        --          1.55 - 2.65          3.44 - 4.58
                                 2015        --          1.55 - 2.65          3.88 - 5.03
                                 2014        --          1.55 - 2.65         9.83 - 11.04

  BHFTI Victory Sycamore Mid     2018      0.60          0.30 - 2.65    (12.51) - (10.42)
     Cap Value Subaccount        2017      0.97          0.30 - 2.65          6.62 - 9.15
                                 2016      0.68          0.30 - 2.65        12.48 - 15.16
                                 2015      0.52          0.30 - 2.70     (11.41) - (9.25)
                                 2014      0.55          0.30 - 2.70          6.72 - 9.31

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        ------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                             UNITS       HIGHEST ($)   ASSETS ($)
                                        -------------  -------------  ------------
  BHFTII BlackRock Bond Income    2018     71,016,285    1.06 - 2.28   105,252,233
     Subaccount                   2017     80,540,234    1.10 - 2.31   121,551,846
                                  2016     89,821,850    1.08 - 2.25   132,434,541
                                  2015    101,411,127    1.08 - 2.21   147,353,917
                                  2014    116,573,933    1.11 - 2.23   171,167,569

  BHFTII BlackRock Capital        2018     70,400,985    1.39 - 6.77   172,931,439
     Appreciation Subaccount      2017     80,040,866    1.38 - 6.69   191,718,105
                                  2016     90,233,992    1.04 - 5.06   162,582,117
                                  2015    102,258,198    1.06 - 5.12   186,416,345
                                  2014    116,660,042    1.01 - 4.88   201,471,712

  BHFTII BlackRock Ultra-Short    2018    151,783,168    0.81 - 2.28   169,166,349
     Term Bond Subaccount         2017    163,187,513    0.81 - 2.27   181,229,925
                                  2016    191,490,336    0.83 - 2.28   213,922,334
                                  2015    207,458,223    0.85 - 2.31   234,598,971
                                  2014    228,692,218    0.87 - 2.34   260,029,222

  BHFTII Brighthouse Asset        2018     10,769,566    1.22 - 1.63    14,978,712
     Allocation 20 Subaccount     2017     12,549,984    1.29 - 1.68    18,176,787
                                  2016     14,708,245    1.23 - 1.57    20,218,985
                                  2015     17,745,651    1.21 - 1.51    23,643,801
                                  2014     21,756,153    1.25 - 1.52    29,613,599

  BHFTII Brighthouse Asset        2018     35,459,039    1.26 - 1.72    52,552,153
     Allocation 40 Subaccount     2017     40,415,605    1.36 - 1.80    63,546,568
                                  2016     47,542,265    1.26 - 1.63    68,509,133
                                  2015     54,365,636    1.22 - 1.54    74,878,498
                                  2014     62,281,508    1.25 - 1.56    87,527,049

  BHFTII Brighthouse Asset        2018    252,977,971    1.25 - 1.78   382,433,316
     Allocation 60 Subaccount     2017    277,446,396    1.37 - 1.90   453,115,632
                                  2016    313,013,101    1.23 - 1.66   452,209,477
                                  2015    351,132,615    1.18 - 1.55   480,001,704
                                  2014    393,087,875    1.10 - 1.58   550,983,256

  BHFTII Brighthouse Asset        2018    352,665,496    1.25 - 1.81   526,419,487
     Allocation 80 Subaccount     2017    376,643,089    1.40 - 1.98   622,556,295
                                  2016    406,853,909    1.21 - 1.66   574,285,819
                                  2015    438,830,497    1.15 - 1.55   582,539,493
                                  2014    469,940,862    1.21 - 1.61   645,019,159

  BHFTII Brighthouse/Artisan      2018        398,727    3.11 - 3.47     1,320,037
     Mid Cap Value Subaccount     2017        473,217    3.67 - 4.07     1,833,989
                                  2016        487,877    3.33 - 3.67     1,708,962
                                  2015        516,603    2.77 - 3.03     1,498,283
                                  2014        599,313    3.14 - 3.40     1,961,420

  BHFTII Brighthouse/Dimensional  2018        350,947    1.88 - 2.04       692,783
     International Small Company  2017        315,726    2.43 - 2.61       802,655
     Subaccount                   2016        273,940    1.91 - 2.04       543,802
                                  2015        749,110    1.85 - 1.96     1,434,554
                                  2014        750,406    1.79 - 1.88     1,388,811

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock Bond Income    2018      3.33         0.30 - 2.75       (3.23) - (0.66)
     Subaccount                   2017      3.06         0.30 - 2.75           1.14 - 3.79
                                  2016      3.12         0.30 - 2.75           0.18 - 2.81
                                  2015      3.73         0.30 - 2.75         (2.28) - 0.29
                                  2014      3.45         0.30 - 2.75           4.02 - 6.76

  BHFTII BlackRock Capital        2018      0.12         0.30 - 2.65         (0.28) - 2.12
     Appreciation Subaccount      2017      0.10         0.30 - 2.65         30.31 - 33.53
                                  2016        --         0.30 - 2.65       (2.62) - (0.21)
                                  2015        --         0.30 - 2.65           3.38 - 5.96
                                  2014      0.06         0.30 - 2.65           5.95 - 8.57

  BHFTII BlackRock Ultra-Short    2018      0.98         0.30 - 2.75         (1.12) - 1.50
     Term Bond Subaccount         2017      0.30         0.30 - 2.75         (1.99) - 0.59
                                  2016      0.05         0.30 - 2.75         (2.51) - 0.05
                                  2015        --         0.30 - 2.75       (2.71) - (0.30)
                                  2014        --         0.30 - 2.75       (2.71) - (0.30)

  BHFTII Brighthouse Asset        2018      2.17         0.30 - 2.50       (5.03) - (2.90)
     Allocation 20 Subaccount     2017      2.10         0.30 - 2.50           4.30 - 6.61
                                  2016      3.19         0.30 - 2.50           1.95 - 4.22
                                  2015      2.09         0.30 - 2.50       (3.04) - (0.88)
                                  2014      3.97         0.30 - 2.50           1.89 - 4.16

  BHFTII Brighthouse Asset        2018      2.01         0.30 - 2.60       (6.87) - (4.69)
     Allocation 40 Subaccount     2017      2.02         0.30 - 2.55          7.86 - 10.31
                                  2016      3.55         0.30 - 2.55           3.42 - 5.77
                                  2015      0.27         0.30 - 2.55       (3.56) - (1.37)
                                  2014      2.62         0.30 - 2.65           2.04 - 4.61

  BHFTII Brighthouse Asset        2018      1.64         0.30 - 2.85       (8.78) - (6.41)
     Allocation 60 Subaccount     2017      1.74         0.30 - 2.85         11.52 - 14.39
                                  2016      3.14         0.30 - 2.85           4.10 - 6.78
                                  2015      0.54         0.30 - 2.85       (4.04) - (1.56)
                                  2014      1.72         0.30 - 2.85           1.05 - 4.74

  BHFTII Brighthouse Asset        2018      1.30         0.30 - 2.90      (10.75) - (8.39)
     Allocation 80 Subaccount     2017      1.54         0.30 - 2.90         15.77 - 18.80
                                  2016      2.94         0.30 - 2.90           5.05 - 7.82
                                  2015      0.33         0.30 - 2.90       (4.51) - (1.99)
                                  2014      1.11         0.30 - 2.90           2.22 - 4.91

  BHFTII Brighthouse/Artisan      2018      0.39         1.40 - 2.10     (15.23) - (14.63)
     Mid Cap Value Subaccount     2017      0.49         1.40 - 2.10         10.21 - 10.98
                                  2016      0.87         1.40 - 2.10         20.10 - 20.95
                                  2015      0.94         1.40 - 2.10     (11.54) - (10.92)
                                  2014      0.54         1.40 - 2.10         (0.44) - 0.26

  BHFTII Brighthouse/Dimensional  2018      2.35         1.70 - 2.50     (22.54) - (21.91)
     International Small Company  2017      1.67         1.70 - 2.50         27.24 - 28.25
     Subaccount                   2016      2.61         1.70 - 2.50           3.21 - 4.04
                                  2015      1.68         1.70 - 2.50           3.14 - 3.97
                                  2014      1.56         1.70 - 2.50       (9.00) - (8.27)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                            -----------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO        NET
                                                UNITS       HIGHEST ($)   ASSETS ($)
                                            ------------  -------------  ------------
  BHFTII Brighthouse/Wellington       2018    53,548,074    1.56 - 4.22   207,016,147
     Balanced Subaccount              2017    58,824,155    1.66 - 4.44   239,161,037
                                      2016    64,591,245    1.49 - 3.90   230,965,585
                                      2015    72,571,267    1.43 - 3.69   244,860,534
                                      2014    78,788,126    1.44 - 3.64   263,144,756

  BHFTII Brighthouse/Wellington Core  2018    39,171,051   1.64 - 67.95   102,413,865
     Equity Opportunities Subaccount  2017    45,507,098   1.67 - 68.81   120,932,383
                                      2016    52,226,552   1.43 - 58.47   118,746,402
                                      2015    44,358,088    1.35 - 2.26    80,800,707
                                      2014    53,012,778    1.34 - 2.26    96,109,883

  BHFTII Frontier Mid Cap Growth      2018    37,053,486    1.05 - 2.89    64,833,991
     Subaccount                       2017    41,185,332    1.13 - 3.13    77,610,257
                                      2016    46,769,889    0.92 - 2.54    71,558,936
                                      2015    53,062,687    0.89 - 2.46    78,853,375
                                      2014    59,828,713    0.88 - 2.44    88,449,747

  BHFTII Jennison Growth              2018   188,452,697    1.26 - 3.47   363,480,340
     Subaccount                       2017   208,309,436    1.27 - 3.51   405,643,359
                                      2016   230,334,406    0.94 - 2.60   330,843,366
                                      2015   255,430,902    0.96 - 2.64   370,985,158
                                      2014   283,460,406    0.88 - 2.43   376,259,287

  BHFTII Loomis Sayles Small          2018       257,659    4.85 - 5.90     1,406,195
     Cap Core Subaccount              2017       233,617    5.60 - 6.77     1,468,973
                                      2016       125,626    5.00 - 5.99       695,462
                                      2015       133,839    4.31 - 5.12       637,286
                                      2014       146,236    4.49 - 5.30       725,826

  BHFTII MetLife Aggregate            2018    21,376,472    1.38 - 2.59    51,926,708
     Bond Index Subaccount            2017    23,403,576    1.40 - 2.63    57,551,248
                                      2016    25,927,617    1.37 - 2.58    62,459,481
                                      2015    28,582,132    1.36 - 2.55    68,017,985
                                      2014    31,665,367    1.37 - 2.58    75,845,003

  BHFTII MetLife Mid Cap              2018     6,446,927   2.09 - 37.32    15,350,273
     Stock Index Subaccount           2017     7,333,867   2.39 - 42.33    19,314,230
                                      2016     7,950,996   2.09 - 36.72    17,822,009
                                      2015     8,349,197   1.75 - 30.67    15,269,454
                                      2014     8,659,503   1.82 - 31.61    16,117,119

  BHFTII MetLife MSCI EAFE(R)         2018    18,728,366    1.02 - 2.50    41,661,089
     Index Subaccount                 2017    20,185,195    1.21 - 2.94    52,579,273
                                      2016    22,174,074    0.98 - 2.39    46,547,113
                                      2015    24,065,038    0.99 - 2.38    50,132,009
                                      2014    25,971,462    1.01 - 2.44    55,159,835

  BHFTII MetLife Russell 2000(R)      2018    19,151,054    2.24 - 5.20    89,981,408
     Index Subaccount                 2017    20,998,581    2.56 - 5.92   112,322,154
                                      2016    23,491,682    2.27 - 5.23   110,619,177
                                      2015    25,834,307    1.90 - 4.36   101,108,420
                                      2014    27,782,287    2.02 - 4.62   114,688,189

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTII Brighthouse/Wellington       2018      1.76         0.30 - 2.65       (6.53) - (4.05)
     Balanced Subaccount              2017      1.91         0.30 - 2.65         11.86 - 14.80
                                      2016      2.75         0.30 - 2.65           3.95 - 6.67
                                      2015      1.96         0.30 - 2.65         (0.38) - 2.27
                                      2014      2.00         0.30 - 2.65          7.40 - 10.22

  BHFTII Brighthouse/Wellington Core  2018      1.63         0.30 - 2.65       (2.97) - (0.39)
     Equity Opportunities Subaccount  2017      1.45         0.30 - 2.65         15.71 - 18.71
                                      2016      1.72         0.30 - 2.65           0.53 - 7.02
                                      2015      1.62         0.30 - 2.65         (0.53) - 2.09
                                      2014      0.56         0.30 - 2.65          5.33 - 10.30

  BHFTII Frontier Mid Cap Growth      2018        --         0.30 - 2.70       (8.38) - (6.05)
     Subaccount                       2017        --         0.30 - 2.70         21.68 - 24.76
                                      2016        --         0.30 - 2.70           2.41 - 4.98
                                      2015        --         0.30 - 2.70         (0.08) - 2.47
                                      2014        --         0.30 - 2.70          7.98 - 10.72

  BHFTII Jennison Growth              2018      0.32         0.30 - 2.70         (2.57) - 0.05
     Subaccount                       2017      0.28         0.30 - 2.70         33.35 - 36.91
                                      2016      0.26         0.30 - 2.70       (3.86) - (0.13)
                                      2015      0.24         0.30 - 2.70          7.59 - 10.45
                                      2014      0.23         0.30 - 2.70          4.51 - 12.77

  BHFTII Loomis Sayles Small          2018        --         1.70 - 2.50     (13.50) - (12.80)
     Cap Core Subaccount              2017      0.05         1.70 - 2.50         12.13 - 13.03
                                      2016      0.06         1.70 - 2.50         16.04 - 16.97
                                      2015        --         1.70 - 2.50       (4.17) - (3.40)
                                      2014        --         1.70 - 2.50           0.95 - 1.76

  BHFTII MetLife Aggregate            2018      3.03         0.30 - 1.30       (1.47) - (0.48)
     Bond Index Subaccount            2017      2.92         0.30 - 1.30           1.93 - 2.95
                                      2016      2.77         0.30 - 1.30           1.03 - 2.04
                                      2015      2.91         0.30 - 1.30       (1.04) - (0.05)
                                      2014      3.02         0.30 - 1.30           4.44 - 5.49

  BHFTII MetLife Mid Cap              2018      1.23         0.30 - 1.25     (12.58) - (11.83)
     Stock Index Subaccount           2017      1.34         0.30 - 1.25         14.28 - 15.26
                                      2016      1.27         0.30 - 1.25         18.71 - 19.72
                                      2015      1.16         0.30 - 1.25       (3.79) - (2.97)
                                      2014      1.01         0.30 - 1.25           7.96 - 8.89

  BHFTII MetLife MSCI EAFE(R)         2018      3.02         0.30 - 1.60     (15.29) - (14.17)
     Index Subaccount                 2017      2.69         0.30 - 1.60         22.93 - 24.53
                                      2016      2.63         0.30 - 1.60         (0.27) - 1.04
                                      2015      3.23         0.30 - 1.60       (2.66) - (1.39)
                                      2014      2.60         0.30 - 1.60       (7.50) - (6.28)

  BHFTII MetLife Russell 2000(R)      2018      1.12         0.30 - 1.65     (12.44) - (11.24)
     Index Subaccount                 2017      1.21         0.30 - 1.65         12.80 - 14.33
                                      2016      1.38         0.30 - 1.65         19.30 - 20.92
                                      2015      1.21         0.30 - 1.65       (5.84) - (4.56)
                                      2014      1.17         0.30 - 1.65           3.32 - 4.72

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------   --------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                       LOWEST TO        NET          INCOME          LOWEST TO          LOWEST TO
                                           UNITS      HIGHEST ($)   ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------------  ------------  ------------   -------------  ----------------  -----------------
  BHFTII MetLife Stock Index     2018   327,389,149  1.57 - 45.64   755,196,430       1.78         0.28 - 3.50       (7.99) - (4.87)
     Subaccount                  2017   361,289,220  1.64 - 48.32   884,599,164       1.75         0.28 - 3.50         17.25 - 21.20
                                 2016   399,744,544  1.40 - 40.16   818,490,354       1.98         0.28 - 3.50          7.70 - 11.36
                                 2015   444,545,333  1.29 - 36.32   825,958,902       1.72         0.28 - 3.50         (2.41) - 0.88
                                 2014   512,472,472  1.22 - 36.26   948,735,700       1.69         0.28 - 3.50          9.37 - 13.05

  BHFTII MFS(R) Total Return     2018   107,311,664   1.22 - 4.34   277,060,117       2.13         0.30 - 2.75       (8.38) - (6.04)
     Subaccount                  2017   121,012,734   1.33 - 4.66   336,697,082       2.35         0.30 - 2.75          9.13 - 11.89
                                 2016   138,074,749   1.22 - 4.20   347,116,215       2.73         0.30 - 2.75           5.97 - 8.65
                                 2015   157,676,884   1.15 - 3.90   367,197,782       2.42         0.30 - 2.75       (3.10) - (0.65)
                                 2014   181,477,236   1.19 - 3.96   427,404,149       2.25         0.30 - 2.75           5.42 - 8.09

  BHFTII MFS(R) Value            2018    43,397,961   1.36 - 2.90   105,118,219       1.48         0.30 - 2.65     (12.56) - (10.32)
     Subaccount                  2017    47,045,537   1.56 - 3.26   128,018,025       2.01         0.30 - 2.65         14.57 - 17.65
                                 2016    54,400,150   1.36 - 2.83   126,985,750       2.24         0.30 - 2.75         11.00 - 14.05
                                 2015    61,186,657   1.22 - 2.53   126,858,359       2.66         0.30 - 2.75       (3.07) - (0.45)
                                 2014    71,426,723   1.26 - 2.59   149,803,816       1.64         0.30 - 2.75          7.72 - 10.48

  BHFTII Neuberger Berman        2018    17,310,381   1.44 - 4.56    49,617,508       0.31         0.30 - 2.65       (9.43) - (6.98)
     Genesis Subaccount          2017    19,224,324   1.58 - 4.92    59,769,456       0.38         0.30 - 2.65         12.48 - 15.41
                                 2016    22,363,400   1.40 - 4.28    61,097,301       0.43         0.30 - 2.65         15.30 - 18.33
                                 2015    25,655,787   1.20 - 3.63    59,714,866       0.38         0.30 - 2.65         (2.25) - 0.28
                                 2014    30,031,861   1.23 - 3.63    69,389,880       0.37         0.30 - 2.65       (2.91) - (0.29)

  BHFTII T. Rowe Price Large     2018    22,058,904   2.03 - 4.12    55,949,934       0.22         0.30 - 2.65       (3.71) - (1.45)
     Cap Growth Subaccount       2017    24,505,822   2.11 - 4.18    63,630,978       0.10         0.30 - 2.65         30.06 - 33.08
                                 2016    26,687,817   1.62 - 3.14    52,673,898         --         0.30 - 2.65         (1.07) - 1.23
                                 2015    29,861,303   1.64 - 3.11    58,885,774       0.01         0.30 - 2.65          7.68 - 10.18
                                 2014    33,034,416   1.52 - 2.82    59,661,381         --         0.30 - 2.65          6.03 - 13.92

  BHFTII T. Rowe Price Small     2018    34,048,706   1.97 - 4.49    99,301,511         --         0.30 - 2.65       (9.23) - (7.06)
     Cap Growth Subaccount       2017    37,310,815   2.17 - 4.84   118,103,918       0.07         0.30 - 2.65         19.34 - 22.17
                                 2016    41,499,662   1.82 - 3.98   108,651,167       0.03         0.30 - 2.65          8.57 - 11.15
                                 2015    46,060,640   1.68 - 3.59   109,539,493         --         0.30 - 2.65         (0.22) - 2.16
                                 2014    50,212,351   1.68 - 3.52   118,139,543         --         0.30 - 2.65           3.86 - 6.33

  BHFTII Western Asset           2018    26,066,458  1.24 - 43.29   133,489,367       5.34         0.30 - 2.75       (6.54) - (4.09)
     Management Strategic Bond   2017    29,601,617  1.32 - 45.14   161,437,591       3.86         0.30 - 2.75           5.06 - 7.90
     Opportunities Subaccount    2016    32,467,046  1.25 - 41.83   170,890,372       2.14         0.30 - 2.75           3.17 - 7.29
                                 2015    19,595,073   1.18 - 2.94    32,316,442       4.93         1.17 - 2.60       (4.52) - (2.86)
                                 2014    23,348,172   1.08 - 3.03    39,669,737       5.32         1.17 - 2.60           0.50 - 4.24

  BHFTII Western Asset           2018    39,125,839   1.02 - 2.59    61,098,385       2.32         0.15 - 2.45         (1.49) - 0.82
     Management U.S. Government  2017    44,189,926   1.04 - 2.59    68,510,028       2.66         0.15 - 2.45         (0.53) - 1.78
     Subaccount                  2016    49,146,509   1.04 - 2.57    75,272,260       2.62         0.15 - 2.45         (1.17) - 1.13
                                 2015    53,614,394   1.05 - 2.57    82,426,356       2.32         0.15 - 2.45         (1.86) - 0.42
                                 2014    64,344,337   1.07 - 2.58    98,096,572       1.96         0.15 - 2.45           0.32 - 2.66

  Delaware VIP Small Cap Value   2018     2,189,895   3.02 - 5.40     8,251,064       0.86         0.30 - 1.30     (17.80) - (16.97)
     Subaccount                  2017     2,506,672   3.63 - 6.52    11,407,245       0.86         0.30 - 1.30         10.61 - 11.72
                                 2016     2,764,340   3.25 - 5.85    11,287,261       0.98         0.30 - 1.30         29.71 - 31.01
                                 2015     2,998,177   2.48 - 4.48     9,400,488       0.73         0.30 - 1.30       (7.43) - (6.50)
                                 2014     3,517,796   2.65 - 4.81    11,900,887       0.57         0.30 - 1.30           4.50 - 5.55

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                         -----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO         NET
                                             UNITS      HIGHEST ($)    ASSETS ($)
                                         ------------  -------------  ------------
  Dreyfus Sustainable U.S. Equity  2018       251,679    1.73 - 2.28       529,454
     Subaccount                    2017       246,933    1.86 - 2.43       553,728
                                   2016       252,898    1.66 - 2.14       503,431
                                   2015       253,443    1.55 - 1.98       467,910
                                   2014       380,167    1.65 - 2.08       754,943

  DWS Government & Agency          2018     1,293,246    1.05 - 1.24     1,505,979
     Securities VIP Subaccount     2017     1,461,872    1.07 - 1.26     1,729,536
                                   2016     1,896,941    1.09 - 1.26     2,265,390
                                   2015     2,061,094    1.11 - 1.27     2,487,768
                                   2014     2,276,924    1.14 - 1.30     2,817,918

  DWS Small Mid Cap Value VIP      2018     1,228,018    1.87 - 2.89     3,204,277
     Subaccount                    2017     1,290,516    2.30 - 3.51     4,107,166
                                   2016     1,431,523    2.14 - 3.24     4,233,440
                                   2015     1,750,951    1.65 - 2.82     4,507,291
                                   2014     2,326,077    1.73 - 2.93     6,302,015

  Fidelity(R) VIP Contrafund       2018    57,487,411    1.96 - 3.32   173,689,860
     Subaccount                    2017    64,652,989    2.14 - 3.61   212,284,338
                                   2016    73,454,530    1.80 - 3.00   200,953,161
                                   2015    82,770,515    1.71 - 2.82   213,090,938
                                   2014    92,864,202    1.74 - 2.85   240,965,803

  Fidelity(R) VIP Dynamic Capital  2018       628,126    1.89 - 3.43     1,565,732
     Appreciation Subaccount       2017       699,361    2.02 - 3.62     1,870,222
                                   2016       826,298    1.66 - 2.94     1,801,247
                                   2015       934,036    1.64 - 2.87     2,014,900
                                   2014     1,011,331    1.64 - 2.85     2,212,496

  Fidelity(R) VIP Equity-Income    2018    38,772,632    1.80 - 5.17   192,945,322
     Subaccount                    2017    42,812,375    2.00 - 5.71   235,072,085
                                   2016    47,642,339    1.81 - 5.12   233,851,528
                                   2015    52,549,940    1.57 - 4.40   220,784,877
                                   2014    58,365,899    1.67 - 4.64   257,632,017

  Fidelity(R) VIP Freedom 2020     2018       198,054    1.79 - 2.01       366,988
     Subaccount                    2017       161,933    1.93 - 2.15       321,970
     (Commenced 5/1/2015)          2016       242,680    1.68 - 1.85       425,855
                                   2015        42,288    1.61 - 1.65        69,713

  Fidelity(R) VIP Freedom 2025     2018       482,273    1.90 - 2.13       942,996
     Subaccount                    2017       160,567    2.06 - 2.21       339,959
     (Commenced 5/1/2015)          2016       181,641    1.77 - 1.89       335,281
                                   2015       104,718    1.69 - 1.75       182,283

  Fidelity(R) VIP Freedom 2030     2018       286,413    1.87 - 2.05       563,583
     Subaccount                    2017       249,380    2.10 - 2.33       540,637
     (Commenced 5/1/2015)          2016       298,697    1.76 - 1.94       561,340
                                   2015       240,061    1.67 - 1.83       429,195

  Fidelity(R) VIP Freedom 2040     2018        61,131    2.52 - 2.74       157,143
     Subaccount                    2017        43,802    2.84 - 3.06       126,195
     (Commenced 5/1/2015)          2016        26,379    2.33 - 2.49        62,152
                                   2015         4,565    2.21 - 2.25        10,128

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Dreyfus Sustainable U.S. Equity  2018      1.47         1.55 - 2.65       (7.15) - (6.11)
     Subaccount                    2017      0.92         1.55 - 2.65         12.04 - 13.28
                                   2016      1.02         1.55 - 2.65           7.20 - 8.38
                                   2015      0.83         1.55 - 2.65       (5.94) - (4.90)
                                   2014      0.84         1.55 - 2.65         10.17 - 11.39

  DWS Government & Agency          2018      2.37         1.55 - 2.65       (2.44) - (1.36)
     Securities VIP Subaccount     2017      2.19         1.55 - 2.65       (1.33) - (0.25)
                                   2016      2.75         1.55 - 2.65       (1.85) - (0.76)
                                   2015      2.44         1.55 - 2.65       (2.97) - (1.90)
                                   2014      2.00         1.55 - 2.65           2.21 - 3.34

  DWS Small Mid Cap Value VIP      2018      0.99         1.55 - 2.65     (18.53) - (17.62)
     Subaccount                    2017      0.38         1.55 - 2.65           7.26 - 8.44
                                   2016      0.24         1.55 - 2.65         13.42 - 14.68
                                   2015        --         1.55 - 2.65       (4.77) - (3.72)
                                   2014      0.46         1.55 - 2.65           2.34 - 3.48

  Fidelity(R) VIP Contrafund       2018      0.45         0.30 - 2.65       (9.10) - (6.92)
     Subaccount                    2017      0.78         0.30 - 2.65         18.42 - 21.22
                                   2016      0.62         0.30 - 2.65           4.91 - 7.41
                                   2015      0.79         0.30 - 2.65         (2.21) - 0.11
                                   2014      0.72         0.30 - 2.65          8.73 - 11.32

  Fidelity(R) VIP Dynamic Capital  2018      0.34         0.30 - 2.50       (7.52) - (5.45)
     Appreciation Subaccount       2017      0.62         0.30 - 2.50         20.46 - 23.13
                                   2016      0.69         0.30 - 2.50           0.12 - 2.35
                                   2015      0.55         0.30 - 2.50         (1.47) - 0.72
                                   2014      0.20         0.30 - 2.50          7.93 - 10.33

  Fidelity(R) VIP Equity-Income    2018      2.21         0.30 - 1.90      (10.27) - (8.57)
     Subaccount                    2017      1.67         0.30 - 1.90         10.54 - 12.56
                                   2016      2.27         0.30 - 1.90         15.49 - 17.66
                                   2015      3.07         0.30 - 1.90       (6.04) - (4.25)
                                   2014      2.77         0.30 - 1.90           6.44 - 8.39

  Fidelity(R) VIP Freedom 2020     2018      1.48         0.30 - 1.15       (7.16) - (6.36)
     Subaccount                    2017      1.40         0.30 - 1.15         14.93 - 15.91
     (Commenced 5/1/2015)          2016      1.67         0.30 - 1.15           4.59 - 5.49
                                   2015      2.21         0.90 - 1.15       (4.96) - (4.81)

  Fidelity(R) VIP Freedom 2025     2018      2.26         0.30 - 1.15       (7.85) - (7.06)
     Subaccount                    2017      1.12         0.60 - 1.15         16.23 - 16.87
     (Commenced 5/1/2015)          2016      1.67         0.60 - 1.15           4.77 - 5.35
                                   2015      4.15         0.80 - 1.15       (5.34) - (5.12)

  Fidelity(R) VIP Freedom 2030     2018      1.17         0.60 - 1.30       (9.25) - (8.61)
     Subaccount                    2017      1.39         0.30 - 1.15         19.32 - 20.33
     (Commenced 5/1/2015)          2016      1.34         0.30 - 1.15           5.16 - 6.06
                                   2015      9.73         0.30 - 1.15       (5.97) - (5.43)

  Fidelity(R) VIP Freedom 2040     2018      1.00         0.30 - 1.15     (11.16) - (10.39)
     Subaccount                    2017      1.15         0.30 - 1.15         21.89 - 22.93
     (Commenced 5/1/2015)          2016      1.60         0.30 - 1.15           5.31 - 6.21
                                   2015      3.45         0.90 - 1.15       (6.19) - (6.04)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                          -----------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                              UNITS       HIGHEST ($)   ASSETS ($)
                                          ------------  -------------  ------------
  Fidelity(R) VIP Freedom 2050      2018       140,023    2.58 - 2.80       371,752
     Subaccount                     2017        38,641    2.90 - 3.12       114,743
     (Commenced 5/1/2015)           2016        19,737    2.38 - 2.54        47,803
                                    2015         2,194    2.26 - 2.30         4,997

  Fidelity(R) VIP FundsManager 60%  2018    42,848,800  13.12 - 15.39   570,284,109
     Subaccount                     2017    44,882,793  14.32 - 16.56   651,221,411
     (Commenced 11/17/2014)         2016    46,892,598  12.50 - 14.26   593,192,621
                                    2015    43,562,575  12.19 - 13.70   537,008,428
                                    2014     3,719,213          12.62    46,949,186

  Fidelity(R) VIP High Income       2018     4,644,052    1.92 - 3.38    15,648,435
     Subaccount                     2017     5,206,840    2.01 - 3.54    18,374,730
                                    2016     5,826,650    1.90 - 3.36    19,469,815
                                    2015     6,309,633    1.68 - 2.97    18,631,012
                                    2014     7,082,915    1.77 - 3.12    21,901,589

  Fidelity(R) VIP Mid Cap           2018    57,879,679    1.93 - 4.00   200,990,838
     Subaccount                     2017    63,984,525    2.32 - 4.72   263,863,750
                                    2016    70,833,034    1.97 - 3.94   245,490,758
                                    2015    78,497,047    1.80 - 3.55   246,200,236
                                    2014    88,269,188    1.87 - 3.67   284,320,518

  FTVIPT Franklin Income VIP        2018     7,205,410    1.49 - 6.52    15,473,523
     Subaccount                     2017     8,450,684    1.59 - 6.91    19,075,858
                                    2016     9,501,555    1.49 - 6.39    19,714,285
                                    2015    11,175,992    1.34 - 5.68    21,261,003
                                    2014    13,052,798    1.47 - 6.20    28,076,571

  FTVIPT Franklin Mutual            2018     5,820,994    1.82 - 2.09    11,189,550
     Shares VIP Subaccount          2017     6,577,838    2.03 - 2.33    14,138,169
                                    2016     7,345,721    1.91 - 2.18    14,806,916
                                    2015     9,109,098    1.68 - 1.91    16,047,671
                                    2014    11,130,280    1.80 - 2.04    20,922,139

  FTVIPT Franklin Rising            2018     4,760,651    1.65 - 2.79    12,059,825
     Dividends VIP Subaccount       2017     5,463,493    1.79 - 2.98    14,883,621
                                    2016     6,189,662    1.53 - 2.51    14,124,147
                                    2015     7,513,466    1.56 - 2.20    15,073,297
                                    2014     9,499,985    1.45 - 2.32    20,296,254

  FTVIPT Franklin Small-Mid         2018     8,887,240    1.57 - 2.90    19,886,572
     Cap Growth VIP Subaccount      2017    10,078,397    1.69 - 3.12    24,229,242
                                    2016    11,640,861    1.42 - 2.61    23,462,681
                                    2015    13,151,027    1.38 - 2.56    26,005,031
                                    2014    15,338,031    1.45 - 2.67    31,983,347

  FTVIPT Templeton Developing       2018     7,069,382    1.87 - 2.85    14,319,195
     Markets VIP Subaccount         2017     7,812,223    2.25 - 3.43    19,036,999
                                    2016     8,328,861    1.48 - 2.48    14,638,051
                                    2015     9,114,020    1.28 - 2.14    13,806,146
                                    2014    10,086,656    1.62 - 2.70    19,231,372

                                                     FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  Fidelity(R) VIP Freedom 2050      2018      1.46         0.30 - 1.15     (11.16) - (10.40)
     Subaccount                     2017      1.55         0.30 - 1.15         21.90 - 22.93
     (Commenced 5/1/2015)           2016      3.14         0.30 - 1.15           5.34 - 6.24
                                    2015      3.42         0.90 - 1.15       (6.24) - (6.09)

  Fidelity(R) VIP FundsManager 60%  2018      1.23         0.70 - 2.10       (8.39) - (7.10)
     Subaccount                     2017      1.09         0.70 - 2.10         14.56 - 16.17
     (Commenced 11/17/2014)         2016      1.27         0.70 - 2.10           2.61 - 4.06
                                    2015      1.75         0.70 - 2.10       (1.68) - (0.29)
                                    2014      2.66                1.85                  0.55

  Fidelity(R) VIP High Income       2018      5.39         0.95 - 1.30       (4.54) - (4.20)
     Subaccount                     2017      5.17         0.95 - 1.30           5.56 - 5.93
                                    2016      5.27         0.95 - 1.30         13.13 - 13.52
                                    2015      6.30         0.95 - 1.30       (4.87) - (4.54)
                                    2014      5.49         0.95 - 1.30         (0.15) - 0.20

  Fidelity(R) VIP Mid Cap           2018      0.39         0.30 - 2.65     (17.02) - (15.03)
     Subaccount                     2017      0.48         0.30 - 2.65         17.39 - 20.18
                                    2016      0.31         0.30 - 2.65          9.00 - 11.59
                                    2015      0.24         0.30 - 2.65       (4.20) - (1.92)
                                    2014      0.02         0.30 - 2.65           3.26 - 5.71

  FTVIPT Franklin Income VIP        2018      4.88         1.30 - 2.55       (6.73) - (5.55)
     Subaccount                     2017      4.14         1.30 - 2.55           6.92 - 8.26
                                    2016      4.99         1.30 - 2.55         11.15 - 12.55
                                    2015      4.61         1.30 - 2.55       (9.40) - (8.25)
                                    2014      5.23         1.30 - 2.60           1.93 - 3.26

  FTVIPT Franklin Mutual            2018      2.36         1.40 - 1.90     (10.79) - (10.34)
     Shares VIP Subaccount          2017      2.23         1.40 - 1.90           6.31 - 6.85
                                    2016      1.95         1.40 - 1.90         13.87 - 14.44
                                    2015      2.97         1.40 - 1.90       (6.73) - (6.26)
                                    2014      1.94         1.40 - 1.90           5.11 - 5.63

  FTVIPT Franklin Rising            2018      1.27         1.50 - 3.05       (7.94) - (6.50)
     Dividends VIP Subaccount       2017      1.53         1.50 - 3.05         16.95 - 18.77
                                    2016      1.41         1.50 - 3.05         12.56 - 14.31
                                    2015      1.41         1.50 - 2.70       (6.22) - (5.08)
                                    2014      1.34         1.50 - 3.05           5.46 - 7.10

  FTVIPT Franklin Small-Mid         2018        --         1.25 - 2.70       (7.91) - (6.55)
     Cap Growth VIP Subaccount      2017        --         1.25 - 2.70         18.18 - 19.90
                                    2016        --         1.25 - 2.75           1.34 - 2.88
                                    2015        --         1.25 - 2.75       (5.30) - (3.87)
                                    2014        --         1.25 - 2.75           4.56 - 6.14

  FTVIPT Templeton Developing       2018      0.87         0.30 - 1.40     (16.97) - (16.05)
     Markets VIP Subaccount         2017      0.98         0.30 - 1.40         38.46 - 39.99
                                    2016      0.83         0.30 - 1.80         15.35 - 17.09
                                    2015      2.04         0.30 - 1.80     (21.04) - (19.84)
                                    2014      1.48         0.30 - 1.80      (10.03) - (8.67)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                            -----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO         NET
                                                UNITS      HIGHEST ($)    ASSETS ($)
                                            ------------  -------------  ------------
  FTVIPT Templeton Foreign VIP        2018    28,049,760    1.06 - 2.02    43,703,190
     Subaccount                       2017    29,831,295    1.29 - 2.43    55,918,436
                                      2016    33,932,017    1.14 - 2.12    55,454,715
                                      2015    37,823,632    1.09 - 2.01    58,736,117
                                      2014    42,645,501    1.20 - 2.19    72,158,890

  Invesco V.I. Comstock               2018     2,240,752    1.14 - 2.40     3,687,615
     Subaccount                       2017     2,636,942    1.31 - 2.78     4,984,389
                                      2016     3,342,163    1.13 - 2.39     5,383,720
                                      2015     3,897,706    0.98 - 2.07     5,511,939
                                      2014     4,455,900    1.06 - 2.24     6,878,913

  Invesco V.I. Diversified Dividend   2018       409,495    1.60 - 1.99       740,498
     Subaccount                       2017       551,287    1.74 - 2.19     1,111,690
                                      2016       662,469    1.64 - 2.06     1,252,863
                                      2015       764,684    1.46 - 1.83     1,284,340
                                      2014       832,783    1.47 - 1.82     1,404,784

  Invesco V.I. Equity and Income      2018    17,005,128    2.17 - 2.35    38,404,499
     Subaccount                       2017    19,267,979    2.45 - 2.64    49,006,572
                                      2016    21,314,043    2.25 - 2.41    49,784,834
                                      2015    25,216,381    2.00 - 2.13    52,124,645
                                      2014    30,474,326    2.09 - 2.22    65,679,718

  Invesco V.I. Government Securities  2018     4,822,600    0.98 - 1.56     5,682,200
     Subaccount                       2017     5,816,467    1.00 - 1.57     6,969,659
                                      2016     6,167,486    1.01 - 1.56     7,417,830
                                      2015     7,219,285    1.02 - 1.57     8,782,732
                                      2014     8,543,666    1.05 - 1.58    10,593,179

  Invesco V.I. Managed Volatility     2018       452,625    2.07 - 2.62     1,089,586
     Subaccount                       2017       502,004    2.39 - 2.99     1,387,711
                                      2016       479,925    2.22 - 2.75     1,233,406
                                      2015       572,546    1.69 - 2.53     1,350,241
                                      2014       663,209    1.78 - 2.62     1,632,992

  Invesco V.I. S&P 500 Index          2018     1,323,036    1.87 - 2.44     2,944,765
     Subaccount                       2017       782,152    2.01 - 2.61     1,832,641
                                      2016       960,831    1.70 - 2.19     1,905,676
                                      2015     1,204,868    1.57 - 2.00     2,194,793
                                      2014     1,281,929    1.59 - 2.02     2,376,295

  Janus Henderson Enterprise          2018     5,565,999    1.34 - 4.79    11,953,242
     Subaccount                       2017     6,515,151    1.37 - 4.90    13,908,202
                                      2016     7,167,800    1.10 - 3.92    12,288,719
                                      2015     7,987,829    1.00 - 3.56    12,285,705
                                      2014     9,230,937    0.98 - 3.49    13,633,114

  Janus Henderson Global Research     2018       318,483    1.27 - 2.11       540,551
     Subaccount                       2017       313,454    1.39 - 2.28       578,032
                                      2016       442,005    1.11 - 1.80       675,764
                                      2015       539,820    1.10 - 1.77       803,814
                                      2014       634,971    1.15 - 1.83       964,819

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  FTVIPT Templeton Foreign VIP        2018       2.67        0.30 - 2.70     (17.71) - (15.70)
     Subaccount                       2017       2.59        0.30 - 2.70         13.59 - 16.34
                                      2016       1.96        0.30 - 2.70           4.32 - 6.85
                                      2015       3.24        0.30 - 2.70       (8.99) - (6.77)
                                      2014       1.87        0.30 - 2.70     (13.50) - (11.40)

  Invesco V.I. Comstock               2018       1.63        1.40 - 2.60     (14.43) - (13.39)
     Subaccount                       2017       2.02        1.40 - 2.60         14.84 - 16.22
                                      2016       1.58        1.40 - 2.60         14.29 - 15.67
                                      2015       1.92        1.40 - 2.60       (8.40) - (7.29)
                                      2014       1.26        1.40 - 2.60           6.58 - 7.87

  Invesco V.I. Diversified Dividend   2018       1.81        1.60 - 2.50      (10.10) - (9.29)
     Subaccount                       2017       1.39        1.60 - 2.50           5.68 - 6.63
                                      2016       1.19        1.60 - 2.50         11.71 - 12.72
                                      2015       1.43        1.60 - 2.50         (0.70) - 0.20
                                      2014       1.51        1.60 - 2.50          9.76 - 10.75

  Invesco V.I. Equity and Income      2018       1.94        1.40 - 1.90     (11.44) - (10.99)
     Subaccount                       2017       1.44        1.40 - 1.90           8.70 - 9.24
                                      2016       1.62        1.40 - 1.90         12.67 - 13.24
                                      2015       2.21        1.40 - 1.90       (4.42) - (3.94)
                                      2014       1.51        1.40 - 1.90           6.72 - 7.25

  Invesco V.I. Government Securities  2018       1.90        1.40 - 2.50       (2.20) - (0.85)
     Subaccount                       2017       1.84        1.40 - 2.50         (0.78) - 0.54
                                      2016       1.73        1.40 - 2.50       (1.49) - (0.18)
                                      2015       1.94        1.40 - 2.60       (2.51) - (1.05)
                                      2014       2.85        1.40 - 2.60           1.22 - 2.69

  Invesco V.I. Managed Volatility     2018       1.69        1.55 - 2.65     (13.34) - (12.38)
     Subaccount                       2017       1.35        1.55 - 2.65           7.68 - 8.86
                                      2016       1.83        1.55 - 2.65           7.72 - 8.91
                                      2015       1.36        1.55 - 2.65       (4.71) - (3.66)
                                      2014       2.80        1.55 - 2.65         17.42 - 18.71

  Invesco V.I. S&P 500 Index          2018       1.87        1.55 - 2.60       (7.52) - (6.54)
     Subaccount                       2017       1.42        1.55 - 2.60         17.91 - 19.15
                                      2016       1.46        1.55 - 2.60           8.34 - 9.49
                                      2015       1.50        1.55 - 2.60       (1.81) - (0.77)
                                      2014       1.57        1.55 - 2.60         10.06 - 11.22

  Janus Henderson Enterprise          2018       0.11        0.30 - 2.60       (3.23) - (0.96)
     Subaccount                       2017       0.14        0.30 - 2.60         23.84 - 26.71
                                      2016       0.02        0.30 - 2.60          9.23 - 11.77
                                      2015       0.51        0.30 - 2.60           1.10 - 3.46
                                      2014       0.03        0.30 - 2.60          9.36 - 11.91

  Janus Henderson Global Research     2018       0.99        0.30 - 1.30       (8.29) - (7.36)
     Subaccount                       2017       0.65        0.30 - 1.30         25.05 - 26.30
                                      2016       0.93        0.30 - 1.30           0.50 - 1.51
                                      2015       0.53        0.30 - 1.30       (3.79) - (2.82)
                                      2014       0.94        0.30 - 1.30           5.80 - 6.86

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                         -----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                             UNITS       HIGHEST ($)   ASSETS ($)
                                         ------------  -------------  ------------
  Janus Henderson Overseas         2018    17,322,943    0.98 - 2.29    25,260,443
     Subaccount                    2017    18,998,239    1.18 - 2.77    33,244,470
                                   2016    21,264,741    0.92 - 2.16    28,762,285
                                   2015    23,066,962    1.00 - 2.37    33,941,265
                                   2014    25,235,388    1.12 - 2.66    41,260,094

  LMPVET ClearBridge Variable      2018   119,153,039    1.91 - 3.21   269,466,054
     Aggressive Growth Subaccount  2017   134,149,456    2.12 - 3.57   336,447,646
                                   2016   149,943,278    1.85 - 3.12   328,523,979
                                   2015   167,403,724    1.86 - 3.14   368,227,608
                                   2014   192,876,953    1.92 - 3.26   439,598,703

  LMPVET ClearBridge Variable      2018    84,781,289    2.05 - 3.33   218,901,424
     Appreciation Subaccount       2017    96,572,458    2.14 - 3.43   257,501,920
                                   2016   108,364,235    1.84 - 2.91   245,202,993
                                   2015   123,885,127    1.72 - 2.69   259,099,416
                                   2014   144,399,729    1.74 - 2.69   301,511,929

  LMPVET ClearBridge Variable      2018    36,497,382    1.57 - 2.86    74,936,378
     Dividend Strategy Subaccount  2017    41,985,161    1.70 - 3.02    92,746,208
                                   2016    47,652,023    1.46 - 2.55    90,118,532
                                   2015    54,421,552    1.31 - 2.23    91,048,394
                                   2014    63,992,104    1.01 - 2.37   114,208,205

  LMPVET ClearBridge Variable      2018    30,132,940    2.22 - 4.38    85,877,435
     Large Cap Growth Subaccount   2017    34,020,176    2.27 - 4.41    98,400,581
                                   2016    38,109,335    1.84 - 3.52    89,099,797
                                   2015    42,889,895    1.74 - 3.30    94,894,567
                                   2014    49,849,619    1.61 - 3.02   101,931,592

  LMPVET ClearBridge Variable      2018    40,390,179    1.79 - 3.54    89,737,968
     Large Cap Value Subaccount    2017    45,833,043    1.99 - 3.91   113,614,584
                                   2016    51,880,204    1.77 - 3.42   114,104,961
                                   2015    57,721,574    1.60 - 3.05   114,052,269
                                   2014    66,183,724    1.59 - 3.15   136,570,924

  LMPVET ClearBridge Variable      2018     9,957,705    2.00 - 3.00    25,013,906
     Mid Cap Subaccount            2017    11,000,494    2.35 - 3.48    32,116,047
                                   2016    12,172,388    2.14 - 3.12    32,071,788
                                   2015    13,634,362    2.01 - 2.90    33,367,358
                                   2014    15,892,449    2.02 - 2.87    38,689,450

  LMPVET ClearBridge Variable      2018    13,501,466    2.34 - 4.54    43,386,308
     Small Cap Growth Subaccount   2017    15,012,882    2.32 - 4.47    47,414,500
                                   2016    17,150,904    1.92 - 3.66    44,384,618
                                   2015    19,565,583    1.86 - 3.52    48,622,214
                                   2014    22,972,604    1.99 - 3.75    60,699,074

  LMPVET QS Variable Conservative  2018    17,662,861    1.78 - 2.53    35,760,148
     Growth Subaccount             2017    20,110,531    1.90 - 2.68    43,196,195
                                   2016    23,074,759    1.70 - 2.39    44,206,329
                                   2015    26,949,264    1.62 - 2.25    48,860,860
                                   2014    31,787,275    1.67 - 2.30    59,118,500

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Janus Henderson Overseas         2018      1.65         1.25 - 2.50     (17.24) - (16.20)
     Subaccount                    2017      1.58         1.25 - 2.50         27.59 - 29.18
                                   2016      4.68         1.25 - 2.50       (9.01) - (7.87)
                                   2015      0.51         1.25 - 2.50      (11.06) - (9.94)
                                   2014      2.99         1.25 - 2.50     (14.27) - (13.19)

  LMPVET ClearBridge Variable      2018      0.58         0.30 - 2.60      (10.93) - (8.62)
     Aggressive Growth Subaccount  2017      0.48         0.30 - 2.60         13.02 - 15.94
                                   2016      0.62         0.30 - 2.60         (1.65) - 0.90
                                   2015      0.33         0.30 - 2.60       (4.46) - (2.03)
                                   2014      0.16         0.30 - 2.65         16.94 - 20.03

  LMPVET ClearBridge Variable      2018      1.22         0.30 - 2.70       (4.37) - (2.04)
     Appreciation Subaccount       2017      1.16         0.30 - 2.70         16.37 - 19.19
                                   2016      1.27         0.30 - 2.70           6.85 - 9.44
                                   2015      1.14         0.30 - 2.70         (1.11) - 1.30
                                   2014      1.11         0.30 - 2.70          8.04 - 10.66

  LMPVET ClearBridge Variable      2018      1.39         0.30 - 2.75       (7.59) - (5.14)
     Dividend Strategy Subaccount  2017      1.35         0.30 - 2.75         15.79 - 18.82
                                   2016      1.42         0.30 - 2.75          9.76 - 66.26
                                   2015      1.61         0.30 - 2.75       (7.03) - (4.59)
                                   2014      1.98         0.30 - 2.75          8.44 - 13.27

  LMPVET ClearBridge Variable      2018      0.29         0.30 - 2.70       (2.66) - (0.28)
     Large Cap Growth Subaccount   2017      0.22         0.30 - 2.70         22.43 - 25.39
                                   2016      0.50         0.30 - 2.70           4.53 - 7.07
                                   2015      0.46         0.30 - 2.70           6.87 - 9.46
                                   2014      0.50         0.30 - 2.70         10.95 - 13.65

  LMPVET ClearBridge Variable      2018      1.47         0.30 - 2.60      (11.23) - (9.15)
     Large Cap Value Subaccount    2017      1.34         0.30 - 2.60         11.90 - 14.49
                                   2016      1.51         0.30 - 2.60         10.10 - 12.66
                                   2015      1.40         0.30 - 2.60       (5.36) - (3.16)
                                   2014      1.73         0.30 - 2.70          8.73 - 11.37

  LMPVET ClearBridge Variable      2018      0.48         1.30 - 2.70     (14.86) - (13.66)
     Mid Cap Subaccount            2017      0.42         1.30 - 2.70          9.80 - 11.35
                                   2016      0.87         1.30 - 2.70           6.43 - 7.93
                                   2015      0.06         1.30 - 2.70         (0.42) - 0.98
                                   2014      0.27         1.30 - 2.70           5.24 - 6.72

  LMPVET ClearBridge Variable      2018        --         0.30 - 2.60           0.77 - 3.12
     Small Cap Growth Subaccount   2017        --         0.30 - 2.60         21.09 - 23.89
                                   2016        --         0.30 - 2.60           3.09 - 5.49
                                   2015        --         0.30 - 2.60       (6.83) - (4.66)
                                   2014        --         0.30 - 2.60           1.41 - 3.77

  LMPVET QS Variable Conservative  2018      2.47         1.17 - 1.90       (6.21) - (5.52)
     Growth Subaccount             2017      2.30         1.17 - 1.90         11.42 - 12.23
                                   2016      2.28         1.17 - 1.90           5.41 - 6.18
                                   2015      1.90         1.17 - 1.90       (3.05) - (2.33)
                                   2014      2.36         1.17 - 1.90           2.93 - 3.69

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------------  --------------------------------------------------
                                                       UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                        LOWEST TO        NET         INCOME          LOWEST TO          LOWEST TO
                                            UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        ------------  ------------  ------------  -------------  ----------------  -----------------
  LMPVET QS Variable Growth       2018     9,281,538   1.69 - 2.36    17,063,862      2.49         1.17 - 1.90       (9.78) - (9.12)
     Subaccount                   2017    10,586,246   1.88 - 2.60    21,581,386      1.79         1.17 - 1.90         17.10 - 17.95
                                  2016    11,742,495   1.60 - 2.20    20,311,234      1.41         1.17 - 1.90           6.46 - 7.24
                                  2015    13,074,765   1.51 - 2.05    21,126,287      1.32         1.17 - 1.90       (4.07) - (3.37)
                                  2014    14,489,682   1.57 - 2.12    24,272,556      1.71         1.17 - 1.90           2.72 - 3.47

  LMPVET QS Variable Moderate     2018    13,338,146   1.74 - 2.32    24,860,029      2.43         1.17 - 1.90       (8.05) - (7.37)
     Growth Subaccount            2017    14,659,035   1.89 - 2.51    29,571,019      2.03         1.17 - 1.90         14.54 - 15.37
                                  2016    17,102,253   1.65 - 2.17    30,093,587      2.04         1.17 - 1.90           5.96 - 6.74
                                  2015    18,733,090   1.56 - 2.04    30,991,123      1.66         1.17 - 1.90       (3.64) - (2.93)
                                  2014    21,841,591   1.62 - 2.10    37,227,976      1.84         1.17 - 1.90           2.93 - 3.69

  LMPVIT Western Asset Core       2018    22,876,891   1.67 - 3.05    48,591,233      3.50         0.30 - 2.60       (4.76) - (2.53)
     Plus Subaccount              2017    25,751,135   1.75 - 3.15    56,825,306      4.21         0.30 - 2.60           3.04 - 5.43
                                  2016    28,322,927   1.65 - 3.02    60,157,955      2.15         0.30 - 2.60           1.86 - 4.23
                                  2015    32,101,360   1.62 - 2.92    66,305,234      1.44         0.30 - 2.60         (1.40) - 0.89
                                  2014    37,890,107   1.61 - 2.92    78,692,683      6.77         0.30 - 2.60       (2.89) - (0.63)

  LMPVIT Western Asset Variable   2018     2,235,410   1.43 - 2.51     4,432,351      4.84         1.40 - 2.60       (6.40) - (5.26)
     Global High Yield Bond       2017     2,624,916   1.53 - 2.65     5,506,595      5.14         1.40 - 2.60           5.87 - 7.15
     Subaccount                   2016     2,810,318   1.44 - 2.47     5,438,686      5.97         1.40 - 2.60         12.64 - 14.00
                                  2015     3,405,003   1.28 - 2.17     5,805,010      5.63         1.40 - 2.60       (8.26) - (7.15)
                                  2014     4,116,947   1.40 - 2.34     7,593,996      6.42         1.40 - 2.60       (3.69) - (2.53)

  Morgan Stanley VIS Multi Cap    2018       190,740   3.53 - 4.28       750,841        --         2.00 - 2.50         10.19 - 10.74
     Growth Subaccount            2017       235,084   3.19 - 3.86       843,503        --         2.00 - 2.50         45.34 - 46.07
                                  2016       274,685   2.18 - 2.65       678,520        --         1.85 - 2.50       (6.03) - (5.41)
                                  2015       302,631   2.31 - 2.80       790,647        --         1.85 - 2.50           5.66 - 6.35
                                  2014       367,876   2.18 - 2.64       914,004        --         1.85 - 2.50           2.84 - 3.51

  Pioneer VCT Mid Cap Value       2018     5,701,177   1.53 - 2.50    12,504,657      0.45         1.40 - 2.70     (21.65) - (20.62)
     Subaccount                   2017     6,893,599   1.96 - 3.16    19,106,036      0.62         1.40 - 2.70          9.87 - 11.30
                                  2016     7,793,599   1.77 - 2.84    19,478,488      0.48         1.40 - 2.75         13.08 - 14.61
                                  2015     9,348,957   1.56 - 2.48    20,514,005      0.55         1.40 - 2.75       (8.89) - (7.66)
                                  2014    11,449,417   1.72 - 2.69    27,355,302      0.66         1.40 - 2.75         11.69 - 13.20

  Pioneer VCT Real Estate Shares  2018     1,813,291   1.92 - 3.19     5,099,045      2.44         1.55 - 2.70      (10.02) - (8.97)
     Subaccount                   2017     2,056,973   2.11 - 3.51     6,348,577      2.27         1.55 - 2.70           0.56 - 1.72
                                  2016     2,487,870   2.08 - 3.45     7,545,087      3.21         1.55 - 2.70           3.00 - 4.19
                                  2015     2,872,791   2.00 - 3.31     8,432,222      2.02         1.55 - 2.70           1.73 - 2.91
                                  2014     3,456,891   1.95 - 3.22     9,986,466      2.29         1.50 - 2.70         27.08 - 28.62

  TAP 1919 Variable Socially      2018     9,675,047   1.48 - 4.93    31,150,846      0.97         0.30 - 2.50       (3.40) - (1.24)
     Responsive Balanced          2017    10,714,035   1.51 - 5.04    35,135,405      1.03         0.30 - 2.30         14.10 - 16.40
     Subaccount                   2016    12,016,499   1.31 - 4.37    34,122,083      0.91         0.30 - 2.30           3.82 - 5.92
                                  2015    13,640,111   1.25 - 4.17    36,506,368      1.19         0.30 - 2.50       (4.14) - (2.01)
                                  2014    15,783,435   1.29 - 4.29    43,091,030      0.85         0.30 - 2.50           6.61 - 8.98

  VIF Growth Subaccount           2018     2,182,332   2.30 - 4.62     7,029,706        --         1.40 - 2.50           4.87 - 6.04
                                  2017     2,315,867   2.17 - 4.37     7,108,200        --         1.40 - 2.50         39.63 - 41.16
                                  2016     2,605,136   1.54 - 3.11     5,650,496        --         1.40 - 2.50       (4.06) - (3.00)
                                  2015     2,947,999   1.59 - 3.23     6,666,780        --         1.40 - 2.50          9.47 - 10.68
                                  2014     3,258,928   1.44 - 2.93     6,688,278        --         1.40 - 2.50           3.73 - 4.88

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C


                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2018

   (3)   Statements of Operations for the year ended December 31, 2018

   (4) Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017


   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of Brighthouse Life Insurance Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2018 and 2017

   (3) Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016

   (5) Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
                      DESCRIPTION
                      -----------
NUMBER
------

1(a). Resolutions of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(b). Resolutions of The MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account PF for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File Nos. 333-152258/811-21262,
                      filed November 20, 2008.)


1(c). Resolutions of The MetLife Insurance Company of Connecticut's Board of Directors, dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152258/811-21262 filed on April 8,
                      2009.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17,
                      2014.)


3(a)(ii).             Amendment No. 2 to the Distribution and Principal
                      Underwriting Agreement between MetLife Insurance Company
                      USA and MetLife Investors Distribution Company (effective
                      December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 6, 2016.)


3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)


3(c).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 3, 2013.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


3(e). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5,
                      2017.)


3(f).                 Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Exhibit 3(g) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


3(g). Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No.7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.)


4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-32589, filed July 31, 1997.)


4(b). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(c). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(d). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(e). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


4(f). Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


4(g). Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-32589, filed November 4, 1997.)


5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(a). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 17, 2014). (Incorporated herein by reference to Exhibit 6(a)(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(b). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(a)(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


6(c). Copy of Certificate of Amendment of Certificate of Incorporation of MetLife Insurance Company USA (effective March 6, 2017). (Incorporated herein by reference to
                      Exhibit 6(e) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


6(d).                 Copy of Amended and Restated By-Laws of the Company.
                      (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


7(a). Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Variable Annuity Death Benefit Reinsurance Agreement (effective June 30, 1998) between The Travelers Life and Annuity Company, The Travelers Insurance Company and Connecticut General Life Insurance Company, Amendment No. 1, and Notice Letter of termination of new business. (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152258/811-21262,
                      filed April 6, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(d). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)


7(e). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176.) (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 4, 2014.)


7(f). Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (Incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


7(g). Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (Incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8,
                      2015.)


7(h). Partition and Novation Agreement by and between MetLife Insurance Company of Connecticut, Connecticut General Life Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2014). (Incorporated herein by reference to Exhibit No. 7(h) to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152258/811-21262, filed on April 9,
                      2015.)


7(i). Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File No. 333-101778/811-21262, filed on April 6, 2016.)


8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(a)(ii).             Participation Agreement among Brighthouse Funds Trust II,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment
                      No. 27 to Brighthouse Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 5, 2017.)


8(b). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)


8(b)(iv).             Participation Agreement among Brighthouse Funds Trust I,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment
                      No. 27 to Brighthouse Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 5, 2017.)


8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(c)(ii).             Amendment No. 7 to the Participation Agreement Among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed on
                      November 17, 2014.)


8(c)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 6, 2016.)


8(c)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated November 19, 2014.
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 6, 2016.)


8(c)(v). Tenth Amendment to the Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 25, 2018.)


8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(d)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)


8(d)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed April 3,
                      2013.)


8(d)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)- to MetLife Investors Variable
                      Annuity Account One's Registration Statement on Form N-4,
                      File Nos. 333-200247/811-05200, filed November 17, 2014.)


8(d)(v). Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit No.8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6,
                      2016.)


8(d)(vi).             Participation Agreement Among Franklin Templeton Variable
                      Insurance Products Trust, Franklin/Templeton
                      Distributors, Inc., Brighthouse Life Insurance Company,
                      Brighthouse Life Insurance Company of NY and Brighthouse
                      Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment
                      No. 29 to Brighthouse Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed on April 25, 2018.)


8(e). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(e)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund
                      Advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Nos. 333-200237/811-03365, filed on November 17, 2014.)


8(f). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment No. 3 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)


8(f)(ii).             Amendment to Participation Agreement with Pioneer
                      Variable Contracts Trust (effective November 17, 2014).
                      (Incorporated herein by reference to Exhibit 8(iv)(c) to MetLife Investors USA Separate Account A's Registration
                      Statement on Form N-4, File Nos. 333-200288/811-03365,
                      filed on November 17, 2014.)


8(g). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Investment Management, Inc. and Morgan Stanley Distributors Inc. effective May 1, 2005 and an Amendment to the Amended and Restated Participation Agreement (effective November 10, 2008.) (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-152232, filed April 7, 2009.)


8(g)(i). Amendment No. 3 dated June 11, 2015 to the Participation Agreement dated May 1, 2005 between MetLife Insurance Company USA, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. (Incorporated herein by reference to Exhibit 8(f)(ii) to Post-Effective Amendment No. 8 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed on April 6, 2016.)


8(h). Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(h)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(h)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 2000 between AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds)
                      ("AVIF"), Invesco Distributors, Inc. and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                      No. 21 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File No. 333-101778, filed April 5, 2011.)


8(h)(iii).            Amendment to Participation Agreement with AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds and
                      Invesco Distributors, Inc. (effective November 17, 2014).
                      (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors Variable Annuity Account One's
                      Registration Statement on Form N-4, File Nos. 333-
                      200247/811-05200, filed on November 17, 2014.)


8(h)(iv).             Amendment to Participation Agreement Among AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds,
                      Invesco Distributors, Inc., Brighthouse Life Insurance
                      Company and Brighthouse Securities, LLC (03-06-17).
                      (Incorporated

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      herein by reference to Exhibit 8(c)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25,
                      2018.)


8(i). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(i)(i). Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(i)(ii).             Amendment to the Participation Agreement with Fidelity
                      Variable Insurance Products Funds (effective November 17,
                      2014). (Incorporated herein by reference to Exhibit
                      8(vii)(c) to MetLife Investors Variable Annuity Account
                      One's Registration Statement on Form N-4, File Nos.
                      333-200247/811-05200, filed on November 17, 2014.)


8(i)(iii).            Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 5, 2017.)


8(j). Participation Agreement Among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014). (Incorporated herein by reference to
                      Exhibit 8(n) to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit
                      9. to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-152258/811-21262 filed November 20, 2008.)


10.                   Consent of Deloitte & Touche LLP, Independent Registered
                       Public Accounting Firm. (Filed herewith.)


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, John L. Rosenthal, Conor E. Murphy and Lynn A. Dumais. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277



NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------





Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277

Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Ruth Damien                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277






David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277

Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277

Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277




Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277






Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277




Roger Andrew Vigar                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.


That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)         Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)         1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)
          g.            ML 1065 Hotel, LLC (DE)
          h.            TIC European Real Estate LP, LLC (DE)
          i.            Euro TL Investments LLC (DE)
          j.            TLA Holdings LLC (DE)
               (i.)         The Prospect Company (DE)
          k.            Euro T1 Investments LLC (DE)
          l.            TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 172,483 owners of qualified contracts and 38,936 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER



(a) Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):


     Brighthouse Fund UL for Variable Life Insurance
     Brighthouse Fund UL III for Variable Life Insurance
     Brighthouse Funds Trust I
     Brighthouse Funds Trust II
     Brighthouse Separate Account A
     Brighthouse Separate Account Eleven for Variable Annuities
     Brighthouse Separate Account QPN for Variable Annuities
     Brighthouse Variable Annuity Account B
     Brighthouse Variable Annuity Account C
     Brighthouse Variable Life Account A
     Brighthouse Variable Life Account One
     New England Variable Annuity Separate Account
     New England Variable Life Separate Account


(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.


NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   -----------------------------------------------
Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277

Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277




Matthew Quale                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                      Chief Derivatives Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960

James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                            (2)
                (1)                  NET UNDERWRITING         (3)             (4)
         NAME OF PRINCIPAL             DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
            UNDERWRITER                 COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
----------------------------------- ------------------ ----------------- ------------- -------------------
 Brighthouse Securities, LLC........$604,739,251       $0                $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Omitted.


ITEM 31. MANAGEMENT SERVICES

Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $3,648,125.

Pursuant to a transitional services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to MetLife Services and Solutions, LLC for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $17,556,025.


ITEM 32. UNDERTAKINGS


The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Brighthouse Life Insurance Company hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 3rd day of April, 2019.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)

By: BRIGHTHOUSE LIFE INSURANCE COMPANY

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: BRIGHTHOUSE LIFE INSURANCE COMPANY
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 3rd day of April, 2019.

/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J. Lambert

/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L.Rosenthal

/s/ Conor E. Murphy*       Director, Vice President and Interim Chief
------------------------
                           Financial Officer
Conor E. Murphy

/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-In-Fact
       April 3, 2019



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



10     Consent of Independent Registered Public Accounting Firm (Deloitte &
          Touche LLP)


13     Powers of Attorney